AST ADVANCED STRATEGIES PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	Shares	Value
Long-Term Investments — 78.0%
Affiliated Mutual Funds — 1.4%
AST Goldman Sachs Small-Cap Value Portfolio*	1,228,891	$ 19,760,558
AST Small-Cap Growth Opportunities Portfolio*	1,439,433	25,780,248
AST Small-Cap Growth Portfolio*	617,460	24,747,796
AST Small-Cap Value Portfolio*	711,826	12,763,041

Total Affiliated Mutual Funds (cost $94,174,337)(w)		83,051,643
Common Stocks — 38.9%
Aerospace & Defense — 0.7%
Airbus SE (France)	73,235	4,795,764
BAE Systems PLC (United Kingdom)	371,600	2,396,307
Boeing Co. (The)	84,824	12,650,651
L3Harris Technologies, Inc.	51,460	9,268,975
Leonardo SpA (Italy)	251,400	1,672,720
Raytheon Co.	40,708	5,338,854
Safran SA (France)	69,347	6,083,723
		42,206,994
Air Freight & Logistics — 0.6%
Deutsche Post AG (Germany)	121,200	3,296,114
DSV Panalpina A/S (Denmark)	34,332	3,112,824
Expeditors International of Washington, Inc.(a)	177,643	11,852,341
Royal Mail PLC (United Kingdom)	806,200	1,245,363
United Parcel Service, Inc. (Class B Stock)	146,774	13,711,627
		33,218,269
Airlines — 0.2%
Air New Zealand Ltd. (New Zealand)	1,817,300	916,300
Deutsche Lufthansa AG (Germany)	104,000	981,361
International Consolidated Airlines Group SA (United Kingdom)	396,900	1,046,955
Japan Airlines Co. Ltd. (Japan)	104,900	1,909,990
Qantas Airways Ltd. (Australia)	956,000	1,878,349
Southwest Airlines Co.	142,685	5,081,013
		11,813,968
Auto Components — 0.1%
Cie Generale des Etablissements Michelin SCA (France)	28,300	2,527,780
Cie Plastic Omnium SA (France)	74,000	1,042,925
Magna International, Inc. (Canada)	101,068	3,226,091
Showa Corp. (Japan)	13,500	283,172
Toyoda Gosei Co. Ltd. (Japan)	6,800	116,163
Yokohama Rubber Co. Ltd. (The) (Japan)	93,900	1,163,307
		8,359,438
Automobiles — 0.2%
Bayerische Motoren Werke AG (Germany)	44,700	2,298,511
Daimler AG (Germany)	50,400	1,517,641
Isuzu Motors Ltd. (Japan)	323,200	2,138,008
Mazda Motor Corp. (Japan)	173,200	913,786
	Shares	Value

Common Stocks (continued)
Automobiles (cont’d.)
Peugeot SA (France)	81,200	$ 1,080,897
Renault SA (France)	47,600	926,169
Toyota Motor Corp. (Japan)	36,600	2,203,380
Volkswagen AG (Germany)	18,200	2,416,862
		13,495,254
Banks — 1.5%
ABN AMRO Bank NV (Netherlands), 144A, CVA	129,900	1,073,325
Banco Bilbao Vizcaya Argentaria SA (Spain)	442,100	1,395,963
Banco Santander SA (Spain)	456,400	1,105,471
Barclays PLC (United Kingdom)	1,448,900	1,669,303
BNP Paribas SA (France)	73,400	2,210,684
China Merchants Bank Co. Ltd. (China) (Class H Stock)	1,741,000	7,841,596
Citigroup, Inc.	65,376	2,753,637
Credit Agricole SA (France)	243,800	1,770,549
Danske Bank A/S (Denmark)*	159,400	1,798,082
DBS Group Holdings Ltd. (Singapore)	84,800	1,097,495
DNB ASA (Norway)	173,900	1,946,022
Fifth Third Bancorp	567,013	8,420,143
Gunma Bank Ltd. (The) (Japan)	371,000	1,122,539
ING Groep NV (Netherlands)	208,600	1,086,689
JPMorgan Chase & Co.	179,159	16,129,685
Keiyo Bank Ltd. (The) (Japan)	163,500	812,363
Lloyds Banking Group PLC (United Kingdom)	2,667,500	1,044,283
Mediobanca Banca di Credito Finanziario SpA (Italy)	223,500	1,236,757
Mitsubishi UFJ Financial Group, Inc. (Japan)	363,900	1,352,480
Mizuho Financial Group, Inc. (Japan)	1,710,500	1,957,507
Nishi-Nippon Financial Holdings, Inc. (Japan)	128,800	726,533
Nordea Bank Abp (Finland)*	177,900	997,701
Resona Holdings, Inc. (Japan)	500,700	1,502,980
Signature Bank	43,279	3,479,199
Societe Generale SA (France)	67,600	1,134,104
Sumitomo Mitsui Financial Group, Inc. (Japan)	85,800	2,067,582
Swedbank AB (Sweden) (Class A Stock)*	92,300	1,028,401
Wells Fargo & Co.	648,234	18,604,316
		87,365,389
Beverages — 0.6%
Brown-Forman Corp. (Class B Stock)(a)	155,331	8,622,424
Diageo PLC (United Kingdom)	177,036	5,675,081
Monster Beverage Corp.*(a)	284,642	16,013,959
PepsiCo, Inc.	39,116	4,697,832
		35,009,296
Biotechnology — 1.0%
AbbVie, Inc.(a)	120,222	9,159,714
Abcam PLC (United Kingdom)	103,747	1,469,372
A1

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	Shares	Value

Common Stocks (continued)
Biotechnology (cont’d.)
Amgen, Inc.	40,772	$ 8,265,707
CSL Ltd. (Australia)	50,518	9,063,946
Gilead Sciences, Inc.	93,643	7,000,751
Regeneron Pharmaceuticals, Inc.*	43,661	21,319,230
		56,278,720
Building Products — 0.3%
AGC, Inc. (Japan)	85,400	2,096,258
Daikin Industries Ltd. (Japan)	52,900	6,434,688
Fortune Brands Home & Security, Inc.	87,249	3,773,519
Kingspan Group PLC (Ireland)	138,897	7,448,923
		19,753,388
Capital Markets — 1.4%
3i Group PLC (United Kingdom)	196,800	1,917,302
Brookfield Asset Management, Inc. (Canada) (Class A Stock)(a)	138,149	6,113,093
Charles Schwab Corp. (The)(a)	179,760	6,043,531
Credit Suisse Group AG (Switzerland)*	350,500	2,884,222
FactSet Research Systems, Inc.(a)	32,608	8,500,254
Franklin Resources, Inc.(a)	150,168	2,506,304
Investec PLC (South Africa)	263,400	492,616
London Stock Exchange Group PLC (United Kingdom)	89,222	8,026,727
Macquarie Group Ltd. (Australia)	10,882	566,338
Morgan Stanley	450,588	15,319,992
Natixis SA (France)	488,100	1,586,626
Ninety One PLC (United Kingdom)*	131,700	282,838
Partners Group Holding AG (Switzerland)	9,145	6,341,748
SEI Investments Co.	184,241	8,537,728
St. James’s Place PLC (United Kingdom)	148,078	1,386,692
State Street Corp.	106,095	5,651,681
UBS Group AG (Switzerland)*	315,200	2,926,942
		79,084,634
Chemicals — 0.8%
Arkema SA (France)	29,300	2,024,858
CF Industries Holdings, Inc.	206,570	5,618,704
Covestro AG (Germany), 144A	65,400	1,999,147
DuPont de Nemours, Inc.	222,484	7,586,704
Kaneka Corp. (Japan)	50,000	1,196,528
Lintec Corp. (Japan)	62,400	1,314,156
Mitsubishi Chemical Holdings Corp. (Japan)	179,200	1,065,102
Mitsubishi Gas Chemical Co., Inc. (Japan)	177,200	1,915,998
Mitsui Chemicals, Inc. (Japan)	79,400	1,503,334
Sherwin-Williams Co. (The)	22,302	10,248,215
Sika AG (Switzerland)	36,655	6,081,450
Solvay SA (Belgium)	12,300	891,477
Teijin Ltd. (Japan)	74,300	1,257,606
Toagosei Co. Ltd. (Japan)	96,000	834,725
Ube Industries Ltd. (Japan)	140,900	2,154,119
		45,692,123
	Shares	Value

Common Stocks (continued)
Commercial Services & Supplies — 0.2%
Babcock International Group PLC (United Kingdom)	203,200	$ 968,496
Cintas Corp.	36,524	6,326,687
Stericycle, Inc.*(a)	76,457	3,714,281
		11,009,464
Communications Equipment — 0.4%
Cisco Systems, Inc.	536,716	21,098,306
Construction & Engineering — 0.1%
Bouygues SA (France)	72,900	2,136,929
CIMIC Group Ltd. (Australia)	1	14
Hazama Ando Corp. (Japan)	226,000	1,436,671
Obayashi Corp. (Japan)	131,600	1,126,839
		4,700,453
Construction Materials — 0.1%
China Resources Cement Holdings Ltd. (China)	1,812,000	2,152,310
Wienerberger AG (Austria)	88,200	1,393,283
		3,545,593
Containers & Packaging — 0.2%
International Paper Co.	281,129	8,751,546
Smurfit Kappa Group PLC (Ireland)	58,500	1,649,976
		10,401,522
Distributors — 0.0%
Inchcape PLC (United Kingdom)	136,200	727,497
Diversified Consumer Services — 0.1%
TAL Education Group (China), ADR*	153,392	8,169,658
Diversified Financial Services — 0.2%
Equitable Holdings, Inc.	276,565	3,996,364
Fuyo General Lease Co. Ltd. (Japan)	44,400	2,243,726
Mitsubishi UFJ Lease & Finance Co. Ltd. (Japan)	210,400	1,035,101
ORIX Corp. (Japan)	161,100	1,922,539
		9,197,730
Diversified Telecommunication Services — 0.4%
BT Group PLC (United Kingdom)	1,143,500	1,659,013
Nippon Telegraph & Telephone Corp. (Japan)	278,200	6,665,747
Telefonica SA (Spain)	369,800	1,689,223
Verizon Communications, Inc.	248,107	13,330,789
		23,344,772
Electric Utilities — 0.9%
Edison International	158,367	8,676,928
Enel SpA (Italy)	680,500	4,749,963
NextEra Energy, Inc.	45,574	10,966,016
Orsted A/S (Denmark), 144A	80,852	7,894,993
Southern Co. (The)	357,206	19,339,133
		51,627,033
Electrical Equipment — 0.1%
Rockwell Automation, Inc.(a)	25,000	3,772,750

A2

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	Shares	Value

Common Stocks (continued)
Electrical Equipment (cont’d.)
Signify NV (Netherlands), 144A	105,000	$ 2,018,855
		5,791,605
Electronic Equipment, Instruments & Components — 0.7%
Amphenol Corp. (Class A Stock)	90,232	6,576,108
Halma PLC (United Kingdom)	166,602	3,953,369
Hexagon AB (Sweden) (Class B Stock)	139,814	5,909,106
Hitachi Ltd. (Japan)	47,200	1,368,659
Japan Aviation Electronics Industry Ltd. (Japan)	125,000	1,499,560
Keyence Corp. (Japan)	34,500	11,122,011
Kingboard Holdings Ltd. (China)	915,000	2,124,629
TE Connectivity Ltd.	60,114	3,785,980
Tongda Group Holdings Ltd. (Hong Kong)	12,390,000	707,958
Venture Corp. Ltd. (Singapore)	196,300	1,856,649
		38,904,029
Energy Equipment & Services — 0.1%
Schlumberger Ltd.	238,167	3,212,873
Tenaris SA (Luxembourg)	245,480	1,496,510
		4,709,383
Entertainment — 0.5%
Electronic Arts, Inc.*(a)	120,813	12,101,838
NetEase, Inc. (China), ADR	24,095	7,733,531
Walt Disney Co. (The)	63,046	6,090,244
		25,925,613
Equity Real Estate Investment Trusts (REITs) — 2.8%
Alexandria Real Estate Equities, Inc.(a)	40,615	5,566,692
American Homes 4 Rent (Class A Stock)(a)	120,079	2,785,833
American Tower Corp.	29,967	6,525,314
Americold Realty Trust	63,805	2,171,922
Apartment Investment & Management Co. (Class A Stock)	55,148	1,938,452
AvalonBay Communities, Inc.	31,734	4,670,293
Camden Property Trust	25,110	1,989,716
CoreSite Realty Corp.	9,822	1,138,370
Crown Castle International Corp.	15,715	2,269,246
Digital Realty Trust, Inc.(a)	43,038	5,978,409
Duke Realty Corp.	226,067	7,320,049
Equinix, Inc.	14,976	9,353,560
Equity LifeStyle Properties, Inc.	73,752	4,239,265
Equity Residential	114,752	7,081,346
Essex Property Trust, Inc.	16,912	3,724,699
First Industrial Realty Trust, Inc.	43,677	1,451,387
Gaming & Leisure Properties, Inc.	67,596	1,873,085
Healthpeak Properties, Inc.	44,430	1,059,655
Invitation Homes, Inc.	187,160	3,999,609
MGM Growth Properties LLC (Class A Stock)	116,883	2,766,621
Mid-America Apartment Communities, Inc.	32,352	3,333,227
Mirvac Group (Australia)	1,279,400	1,632,945
Prologis, Inc.	211,629	17,008,623
	Shares	Value

Common Stocks (continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
Public Storage	13,271	$ 2,635,753
Regency Centers Corp.(a)	33,928	1,303,853
Rexford Industrial Realty, Inc.	42,976	1,762,446
SBA Communications Corp.	86,983	23,482,800
Segro PLC (United Kingdom)	661,228	6,259,249
SL Green Realty Corp.(a)	84,403	3,637,769
Stockland (Australia)	808,100	1,252,031
Sun Communities, Inc.	70,837	8,843,999
Sunstone Hotel Investors, Inc.	83,712	729,132
UDR, Inc.	77,201	2,820,925
Weyerhaeuser Co.	410,745	6,962,128
		159,568,403
Food & Staples Retailing — 0.6%
Costco Wholesale Corp.	30,626	8,732,391
J Sainsbury PLC (United Kingdom)	1,315,600	3,424,127
Koninklijke Ahold Delhaize NV (Netherlands)	203,100	4,740,132
Matsumotokiyoshi Holdings Co. Ltd. (Japan)	45,400	1,657,706
Metcash Ltd. (Australia)	1,047,200	2,014,378
METRO AG (Germany)	136,700	1,173,386
Tesco PLC (United Kingdom)	1,287,400	3,632,233
Valor Holdings Co. Ltd. (Japan)	38,700	689,883
Walmart, Inc.	86,062	9,778,365
		35,842,601
Food Products — 0.7%
Bunge Ltd.	126,860	5,205,066
Conagra Brands, Inc.	273,259	8,017,419
Danone SA (France), ADR	432,465	5,507,442
Inghams Group Ltd. (Australia)	587,900	1,179,884
Leroy Seafood Group ASA (Norway)	450,600	2,213,434
Origin Enterprises PLC (Ireland)	206,800	457,280
Premier Foods PLC (United Kingdom)*	672,846	202,988
Prima Meat Packers Ltd. (Japan)	31,000	704,995
Tate & Lyle PLC (United Kingdom)	286,000	2,314,955
Tyson Foods, Inc. (Class A Stock)	220,215	12,743,842
WH Group Ltd. (Hong Kong), 144A	3,426,500	3,201,956
		41,749,261
Health Care Equipment & Supplies — 1.9%
Asahi Intecc Co. Ltd. (Japan)	121,900	3,026,831
Becton, Dickinson & Co.	39,681	9,117,503
Coloplast A/S (Denmark) (Class B Stock)	65,000	9,435,594
Danaher Corp.	69,101	9,564,269
DexCom, Inc.*	44,673	12,029,099
Edwards Lifesciences Corp.*	45,717	8,623,141
Hologic, Inc.*	157,533	5,529,408
Hoya Corp. (Japan)	78,500	6,688,333
Intuitive Surgical, Inc.*	26,574	13,159,711
Medtronic PLC	178,833	16,127,160
Straumann Holding AG (Switzerland)	7,783	5,800,336
Varian Medical Systems, Inc.*(a)	35,277	3,621,537
Zimmer Biomet Holdings, Inc.	50,711	5,125,868
		107,848,790

A3

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	Shares	Value

Common Stocks (continued)
Health Care Providers & Services — 0.2%
CVS Health Corp.	217,741	$ 12,918,573
Toho Holdings Co. Ltd. (Japan)	42,900	902,171
		13,820,744
Health Care Technology — 0.2%
Cerner Corp.(a)	160,686	10,121,611
Hotels, Restaurants & Leisure — 0.6%
Aristocrat Leisure Ltd. (Australia)	212,835	2,767,144
Carnival Corp.(a)	57,521	757,552
Compass Group PLC (United Kingdom)	297,801	4,651,842
Galaxy Entertainment Group Ltd. (Macau)	356,000	1,890,683
Las Vegas Sands Corp.	81,583	3,464,830
McDonald’s Corp.(a)	6,900	1,140,915
Restaurant Group PLC (The) (United Kingdom)	228,052	118,319
Royal Caribbean Cruises Ltd.(a)	31,500	1,013,355
Starbucks Corp.	129,133	8,489,203
Yum China Holdings, Inc. (China)(a)	144,012	6,139,231
Yum! Brands, Inc.	86,632	5,936,891
		36,369,965
Household Durables — 0.2%
Barratt Developments PLC (United Kingdom)	231,000	1,252,535
Bellway PLC (United Kingdom)	45,500	1,213,750
Electrolux AB (Sweden) (Class B Stock)	82,200	1,020,478
Nikon Corp. (Japan)(a)	227,800	2,088,088
Skyworth Group Ltd. (Hong Kong)*	5,700,000	1,207,400
Sumitomo Forestry Co. Ltd. (Japan)	58,200	744,087
Taylor Wimpey PLC (United Kingdom)	1,112,300	1,622,255
Vistry Group PLC (United Kingdom)	181,700	1,301,379
		10,449,972
Household Products — 0.5%
Colgate-Palmolive Co.	128,959	8,557,719
Kimberly-Clark Corp.	79,416	10,154,924
Procter & Gamble Co. (The)	64,873	7,136,030
		25,848,673
Industrial Conglomerates — 0.6%
CK Hutchison Holdings Ltd. (United Kingdom)	263,500	1,766,129
General Electric Co.	2,234,112	17,738,849
Rheinmetall AG (Germany)	36,500	2,573,551
Roper Technologies, Inc.	34,766	10,840,386
		32,918,915
Insurance — 1.4%
Aegon NV (Netherlands)	398,200	1,003,906
AIA Group Ltd. (Hong Kong)	1,295,200	11,666,581
Allianz SE (Germany)	17,600	3,031,914
American International Group, Inc.	458,732	11,124,251
Aviva PLC (United Kingdom)	391,100	1,288,365
AXA SA (France)	131,600	2,269,067
	Shares	Value

Common Stocks (continued)
Insurance (cont’d.)
Baloise Holding AG (Switzerland)	12,200	$ 1,601,793
Chubb Ltd.	133,273	14,885,261
CNP Assurances (France)	130,800	1,288,106
Helvetia Holding AG (Switzerland)	10,300	890,963
Legal & General Group PLC (United Kingdom)	686,400	1,628,733
Mapfre SA (Spain)	951,200	1,624,543
Marsh & McLennan Cos., Inc.	104,689	9,051,411
MetLife, Inc.	231,149	7,066,225
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	11,500	2,310,824
NN Group NV (Netherlands)	70,200	1,874,880
Swiss Life Holding AG (Switzerland)	9,400	3,196,595
Swiss Re AG (Switzerland)	28,200	2,171,266
UnipolSai Assicurazioni SpA (Italy)	648,000	1,607,496
Zurich Insurance Group AG (Switzerland)	8,200	2,894,220
		82,476,400
Interactive Media & Services — 1.4%
Alphabet, Inc. (Class A Stock)*	11,777	13,684,285
Alphabet, Inc. (Class C Stock)*	22,716	26,414,392
Facebook, Inc. (Class A Stock)*	155,709	25,972,261
Tencent Holdings Ltd. (China)	243,800	11,997,250
		78,068,188
Internet & Direct Marketing Retail — 1.8%
Alibaba Group Holding Ltd. (China), ADR*	262,693	51,088,535
Amazon.com, Inc.*	25,364	49,452,698
		100,541,233
IT Services — 1.5%
Adyen NV (Netherlands), 144A*	6,695	5,689,088
Amadeus IT Group SA (Spain)	104,088	4,943,678
Automatic Data Processing, Inc.	29,570	4,041,628
Capgemini SE (France)	64,111	5,387,183
Genpact Ltd.	249,506	7,285,575
Link Administration Holdings Ltd. (Australia)	586,500	1,151,775
Mastercard, Inc. (Class A Stock)	51,192	12,365,939
PayPal Holdings, Inc.*	101,472	9,714,929
Sopra Steria Group (France)	21,600	2,353,783
Visa, Inc. (Class A Stock)(a)	196,824	31,712,283
		84,645,861
Life Sciences Tools & Services — 0.7%
Illumina, Inc.*	44,346	12,111,780
Lonza Group AG (Switzerland)*	28,679	11,911,825
Thermo Fisher Scientific, Inc.	57,477	16,300,477
		40,324,082
Machinery — 1.1%
Atlas Copco AB (Sweden) (Class A Stock)	244,114	8,177,135
Cummins, Inc.	10,700	1,447,924

A4

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	Shares	Value

Common Stocks (continued)
Machinery (cont’d.)
Deere & Co.	76,356	$ 10,549,345
Duerr AG (Germany)(a)	57,800	1,187,314
Electrolux Professional AB (Sweden) (Class B Stock)*	82,200	236,815
Fortive Corp.(a)	154,756	8,540,984
Hong Leong Asia Ltd. (Singapore)*	377,000	108,722
Illinois Tool Works, Inc.(a)	39,204	5,571,672
Komatsu Ltd. (Japan)	72,700	1,189,944
Rational AG (Germany)(a)	6,815	3,615,949
Sandvik AB (Sweden)	99,000	1,392,480
SKF AB (Sweden) (Class B Stock)	132,500	1,818,583
SMC Corp. (Japan)	16,900	7,105,697
Spirax-Sarco Engineering PLC (United Kingdom)	40,134	4,047,408
Sumitomo Heavy Industries Ltd. (Japan)	67,500	1,209,851
Tsubakimoto Chain Co. (Japan)	74,400	1,692,072
Valmet OYJ (Finland)	115,900	2,276,640
Vesuvius PLC (United Kingdom)	152,000	604,709
Volvo AB (Sweden) (Class B Stock)	258,400	3,101,084
		63,874,328
Marine — 0.0%
Dfds A/S (Denmark)*	44,500	1,015,346
Media — 0.3%
Comcast Corp. (Class A Stock)	198,786	6,834,263
Fox Corp. (Class B Stock)	240,539	5,503,532
News Corp. (Class A Stock)(a)	414,840	3,723,189
Reach PLC (United Kingdom)	126,600	164,510
SKY Perfect JSAT Holdings, Inc. (Japan)	426,900	1,511,587
		17,737,081
Metals & Mining — 0.2%
Aurubis AG (Germany)	28,200	1,166,200
Bekaert SA (Belgium)	89,000	1,485,691
Boliden AB (Sweden)	66,500	1,204,701
Fortescue Metals Group Ltd. (Australia)	511,400	3,140,677
Perenti Global Ltd. (Australia)	963,600	360,437
Rio Tinto Ltd. (Australia)	45,000	2,309,472
		9,667,178
Multiline Retail — 0.1%
Dollarama, Inc. (Canada)	141,997	3,939,148
Harvey Norman Holdings Ltd. (Australia)(a)	646,100	1,166,029
Kohl’s Corp.(a)	86,256	1,258,475
Marks & Spencer Group PLC (United Kingdom)	849,800	1,038,697
		7,402,349
Multi-Utilities — 0.3%
A2A SpA (Italy)	1,757,000	2,185,291
AGL Energy Ltd. (Australia)	203,000	2,118,493
CenterPoint Energy, Inc.	299,812	4,632,095
Engie SA (France)	202,000	2,084,294
	Shares	Value

Common Stocks (continued)
Multi-Utilities (cont’d.)
Sempra Energy	33,381	$ 3,771,719
		14,791,892
Oil, Gas & Consumable Fuels — 1.2%
Beach Energy Ltd. (Australia)	1,069,900	748,590
BP PLC (United Kingdom)	355,500	1,483,197
ConocoPhillips	98,800	3,043,040
Equinor ASA (Norway)	123,600	1,529,428
Exxon Mobil Corp.	201,221	7,640,361
Neste OYJ (Finland)	110,889	3,760,787
Occidental Petroleum Corp.(a)	149,697	1,733,491
OMV AG (Austria)	86,600	2,380,935
Pioneer Natural Resources Co.	58,270	4,087,640
Reliance Industries Ltd. (India)	311,265	4,598,434
Repsol SA (Spain)	273,600	2,506,661
Royal Dutch Shell PLC (Netherlands) (Class B Stock)	158,400	2,649,259
TC Energy Corp. (Canada)	305,882	13,550,573
TOTAL SA (France)	96,000	3,674,293
TOTAL SA (France), ADR	460,462	17,147,605
		70,534,294
Paper & Forest Products — 0.0%
Lee & Man Paper Manufacturing Ltd. (China)	2,829,000	1,696,708
Personal Products — 0.3%
Estee Lauder Cos., Inc. (The) (Class A Stock)	54,041	8,610,893
L’Oreal SA (France)	10,296	2,720,653
Shiseido Co. Ltd. (Japan)	101,700	5,998,410
		17,329,956
Pharmaceuticals — 2.6%
Astellas Pharma, Inc. (Japan)	323,800	5,016,761
Elanco Animal Health, Inc.*	166,325	3,724,017
GlaxoSmithKline PLC (United Kingdom)	395,500	7,453,727
Johnson & Johnson	128,999	16,915,639
Merck & Co., Inc.	123,680	9,515,939
Novartis AG (Switzerland), ADR	135,572	11,177,911
Novo Nordisk A/S (Denmark), ADR(a)	206,635	12,439,427
Novo Nordisk A/S (Denmark) (Class B Stock)	165,264	9,946,816
Perrigo Co. PLC(a)	128,356	6,172,640
Pfizer, Inc.	277,061	9,043,271
Roche Holding AG (Switzerland)	44,100	14,282,960
Roche Holding AG (Switzerland), ADR(a)	421,049	17,081,958
Sanofi (France)	100,700	8,786,643
Sawai Pharmaceutical Co. Ltd. (Japan)	39,600	2,112,105
Towa Pharmaceutical Co. Ltd. (Japan)	98,400	2,057,243
UCB SA (Belgium)	26,100	2,263,311
Zoetis, Inc.	111,799	13,157,624
		151,147,992
Professional Services — 0.4%
Adecco Group AG (Switzerland)	61,700	2,431,885

A5

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	Shares	Value

Common Stocks (continued)
Professional Services (cont’d.)
Experian PLC (United Kingdom)	297,737	$ 8,229,586
Nielsen Holdings PLC	265,181	3,325,370
RELX PLC (United Kingdom)	345,910	7,415,013
Teleperformance (France)	17,123	3,573,400
		24,975,254
Real Estate Management & Development — 0.1%
CK Asset Holdings Ltd. (Hong Kong)	194,000	1,094,950
Daiwa House Industry Co. Ltd. (Japan)	115,100	2,854,512
Nexity SA (France)	29,500	912,492
Nomura Real Estate Holdings, Inc. (Japan)	84,800	1,372,338
		6,234,292
Road & Rail — 0.2%
Canadian National Railway Co. (Canada)	117,672	9,200,206
Firstgroup PLC (United Kingdom)*	766,000	478,963
Go-Ahead Group PLC (The) (United Kingdom)	96,500	995,829
National Express Group PLC (United Kingdom)	469,400	1,195,409
Sankyu, Inc. (Japan)	18,900	705,871
		12,576,278
Semiconductors & Semiconductor Equipment — 1.6%
Applied Materials, Inc.	211,839	9,706,463
ASML Holding NV (Netherlands)	10,223	2,710,034
Dialog Semiconductor PLC (United Kingdom)*	39,700	1,053,888
Infineon Technologies AG (Germany)	394,079	5,672,309
NVIDIA Corp.(a)	69,156	18,229,521
NXP Semiconductors NV (Netherlands)	107,084	8,880,476
QUALCOMM, Inc.	355,369	24,040,713
Siltronic AG (Germany)(a)	20,200	1,511,684
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	1,311,000	11,869,769
Texas Instruments, Inc.	81,577	8,151,990
Ulvac, Inc. (Japan)	58,100	1,383,802
		93,210,649
Software — 2.8%
Adobe, Inc.*	21,367	6,799,834
Autodesk, Inc.*	195,303	30,486,798
Intuit, Inc.	46,457	10,685,110
Micro Focus International PLC (United Kingdom)	44,500	219,747
Microsoft Corp.	346,605	54,663,075
Oracle Corp.	433,449	20,948,590
salesforce.com, Inc.*	146,663	21,116,539
SAP SE (Germany)	61,457	6,834,030
Temenos AG (Switzerland)*	45,736	5,933,734
Workday, Inc. (Class A Stock)*(a)	36,428	4,743,654
		162,431,111
Specialty Retail — 0.2%
EDION Corp. (Japan)	138,000	1,143,025
	Shares	Value

Common Stocks (continued)
Specialty Retail (cont’d.)
Geo Holdings Corp. (Japan)	96,500	$ 1,169,466
Kingfisher PLC (United Kingdom)	758,200	1,339,359
Super Retail Group Ltd. (Australia)	228,600	650,765
TJX Cos., Inc. (The)	133,293	6,372,738
		10,675,353
Technology Hardware, Storage & Peripherals — 0.0%
Brother Industries Ltd. (Japan)	77,300	1,175,921
Textiles, Apparel & Luxury Goods — 0.3%
Lululemon Athletica, Inc.*	20,391	3,865,114
LVMH Moet Hennessy Louis Vuitton SE (France)	26,574	9,861,289
Yue Yuen Industrial Holdings Ltd. (Hong Kong)	1,055,500	1,614,532
		15,340,935
Thrifts & Mortgage Finance — 0.1%
Housing Development Finance Corp. Ltd. (India)	214,874	4,617,786
Paragon Banking Group PLC (United Kingdom)	358,700	1,471,325
		6,089,111
Tobacco — 0.3%
British American Tobacco PLC (United Kingdom)	126,500	4,309,766
Imperial Brands PLC (United Kingdom)	180,600	3,339,522
Philip Morris International, Inc.	148,128	10,807,419
		18,456,707
Trading Companies & Distributors — 0.2%
Ashtead Group PLC (United Kingdom)	59,000	1,278,020
ITOCHU Corp. (Japan)	190,400	3,931,965
Marubeni Corp. (Japan)	478,600	2,381,271
Mitsui & Co. Ltd. (Japan)	47,400	656,931
Sumitomo Corp. (Japan)	87,100	999,921
		9,248,108
Wireless Telecommunication Services — 0.1%
KDDI Corp. (Japan)	208,500	6,179,334
NTT DOCOMO, Inc. (Japan)	64,900	2,028,508
		8,207,842

Total Common Stocks (cost $2,328,840,818)		2,235,843,515
Preferred Stocks — 0.2%
Capital Markets — 0.0%
State Street Corp., 5.350%	15,000	368,250
Electric Utilities — 0.1%
Southern Co. (The), CVT, 6.750%(a)	70,723	3,140,101
Health Care Equipment & Supplies — 0.0%
Becton, Dickinson & Co., Series A, CVT, 6.125%	31,971	1,671,444

A6

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	Shares	Value

Preferred Stocks (continued)
Multi-Utilities — 0.1%
Sempra Energy, Series A, CVT, 6.000%	51,175	$ 4,734,711
Sempra Energy, Series B, CVT, 6.750%(a)	12,283	1,153,742
		5,888,453
Pharmaceuticals — 0.0%
Elanco Animal Health, Inc., CVT, 5.000%	9,249	380,504

Total Preferred Stocks (cost $12,339,573)		11,448,752

Interest Rate	Maturity Date	Principal Amount (000)#
Asset-Backed Securities — 4.0%
Automobiles — 0.2%
Ford Credit Floorplan Master Owner Trust,
Series 2018-04, Class A
4.060%	11/15/30	2,900	2,749,391
Hertz Vehicle Financing LP,
Series 2016-02A, Class A, 144A
2.950%	03/25/22	100	98,592
Series 2019-02A, Class A, 144A
3.420%	05/25/25	200	191,346
Series 2019-03A, Class A, 144A
2.670%	12/26/25	1,800	1,592,526
OneMain Direct Auto Receivables Trust,
Series 2019-01A, Class A, 144A
3.630%	09/14/27	2,900	2,828,316
Series 2019-01A, Class B, 144A
3.950%	11/14/28	600	571,199
Oscar US Funding LLC (Japan),
Series 2019-02A, Class A2, 144A
2.490%	08/10/22	3,046	3,013,268
Toyota Auto Loan Extended Note Trust,
Series 2019-01A, Class A, 144A
2.560%	11/25/31	2,700	2,735,287
			13,779,925
Collateralized Loan Obligations — 1.3%
ArrowMark Colorado Holdings (Cayman Islands),
Series 2017-06A, Class A1, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 0.000%)
3.111%(c)	07/15/29	500	476,687
Battalion CLO Ltd. (Cayman Islands),
Series 2014-07A, Class A1RR, 144A, 3 Month LIBOR + 1.040% (Cap N/A, Floor 0.000%)
2.876%(c)	07/17/28	1,200	1,165,908
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2013-2A, Class A1R, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)
3.081%(c)	07/15/29	1,500	1,439,453
Series 2019-18A, Class A, 144A, 3 Month LIBOR + 1.340% (Cap N/A, Floor 1.340%)
3.249%(c)	10/15/32	2,500	2,326,550
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Canyon Capital CLO Ltd. (Cayman Islands),
Series 2015-01A, Class AS, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)
3.081%(c)	04/15/29	1,000	$ 960,819
Carlyle US CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1B, 144A, 3 Month LIBOR + 1.230% (Cap N/A, Floor 0.000%)
3.049%(c)	04/20/31	2,000	1,872,208
Series 2017-02A, Class A1B, 144A, 3 Month LIBOR + 1.220% (Cap N/A, Floor 0.000%)
3.039%(c)	07/20/31	750	697,630
CIFC Funding Ltd. (Cayman Islands),
Series 2013-03RA, Class A1, 144A, 3 Month LIBOR + 0.980% (Cap N/A, Floor 0.980%)
2.781%(c)	04/24/31	4,000	3,690,527
Series 2018-02A, Class A1, 144A, 3 Month LIBOR + 1.040% (Cap N/A, Floor 0.000%)
2.859%(c)	04/20/31	2,500	2,309,161
ICG US CLO Ltd. (Cayman Islands),
Series 2014-03A, Class A1RR, 144A, 3 Month LIBOR + 1.030% (Cap N/A, Floor 0.000%)
2.824%(c)	04/25/31	5,000	4,613,752
KVK CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A, 144A, 3 Month LIBOR + 0.930% (Cap N/A, Floor 0.000%)
2.625%(c)	05/20/29	6,000	5,812,901
MidOcean Credit CLO (Cayman Islands),
Series 2018-09A, Class A1, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
2.969%(c)	07/20/31	1,200	1,111,039
OZLM Funding Ltd. (Cayman Islands),
Series 2013-04A, Class A1R, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)
3.052%(c)	10/22/30	4,000	3,745,769
OZLM Ltd. (Cayman Islands),
Series 2018-20A, Class A1, 144A, 3 Month LIBOR + 1.050% (Cap N/A, Floor 0.000%)
2.869%(c)	04/20/31	3,000	2,796,302
Shackleton CLO Ltd. (Cayman Islands),
Series 2015-07RA, Class A1, 144A, 3 Month LIBOR + 1.170% (Cap N/A, Floor 0.000%)
3.001%(c)	07/15/31	4,250	3,935,304
Sound Point CLO Ltd. (Cayman Islands),
Series 2014-03RA, Class A1, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 1.250%)
3.056%(c)	10/23/31	4,250	3,932,596
Series 2016-02A, Class AR, 144A, 3 Month LIBOR + 1.290% (Cap N/A, Floor 1.290%)
3.109%(c)	10/20/28	4,750	4,572,180
Series 2019-01A, Class A, 144A, 3 Month LIBOR + 1.370% (Cap N/A, Floor 1.370%)
3.189%(c)	01/20/32	5,000	4,626,300
Trinitas CLO Ltd. (Cayman Islands),
Series 2015-03A, Class BR, 144A, 3 Month LIBOR + 1.400% (Cap N/A, Floor 0.000%)
3.231%(c)	07/15/27	4,500	3,937,576

A7

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Series 2016-04A, Class A1LR, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 0.000%)
2.999%(c)	10/18/31	5,250	$ 4,870,291
Series 2017-07A, Class A, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 0.000%)
3.004%(c)	01/25/31	3,000	2,797,558
Series 2017-07A, Class B, 144A, 3 Month LIBOR + 1.600% (Cap N/A, Floor 0.000%)
3.394%(c)	01/25/31	1,750	1,523,556
Voya CLO Ltd. (Cayman Islands),
Series 2013-02A, Class A1R, 144A, 3 Month LIBOR + 0.970% (Cap N/A, Floor 0.970%)
2.764%(c)	04/25/31	3,000	2,758,798
Wellfleet CLO Ltd. (Cayman Islands),
Series 2017-03A, Class A1, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
2.986%(c)	01/17/31	3,750	3,491,259
York CLO Ltd. (Cayman Islands),
Series 2015-01A, Class AR, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 0.000%)
2.952%(c)	01/22/31	2,000	1,877,572
Zais CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1, 144A, 3 Month LIBOR + 1.370% (Cap N/A, Floor 0.000%)
3.201%(c)	07/15/29	1,500	1,414,780
			72,756,476
Consumer Loans — 0.3%
Lendmark Funding Trust,
Series 2018-02A, Class A, 144A
4.230%	04/20/27	1,300	1,216,367
Series 2019-01A, Class A, 144A
3.000%	12/20/27	1,900	1,663,217
Series 2019-02A, Class A, 144A
2.780%	04/20/28	900	782,867
Mariner Finance Issuance Trust,
Series 2019-AA, Class A, 144A
2.960%	07/20/32	600	505,577
Marlette Funding Trust,
Series 2019-03A, Class A, 144A
2.690%	09/17/29	186	179,333
OneMain Financial Issuance Trust,
Series 2017-01A, Class B, 144A
2.790%	09/14/32	500	443,759
Series 2017-01A, Class C, 144A
3.350%	09/14/32	500	422,805
Oportun Funding LLC,
Series 2017-B, Class A, 144A
3.220%	10/10/23	2,750	2,639,838
Series 2018-A, Class A, 144A
3.610%	03/08/24	1,010	954,938
Series 2018-B, Class A, 144A
3.910%	07/08/24	850	799,860
Series 2018-B, Class C, 144A
5.430%	07/08/24	500	471,075
Series 2018-C, Class A, 144A
4.100%	10/08/24	1,200	1,106,273
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Consumer Loans (cont’d.)
Series 2018-D, Class A, 144A
4.150%	12/09/24	900	$ 831,144
Series 2019-A, Class A, 144A
3.080%	08/08/25	1,300	1,112,676
PNMAC GMSR Issuer Trust,
Series 2018-GT02, Class A, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 0.000%)
3.597%(c)	08/25/25	1,000	920,858
SpringCastle Funding Asset-Backed Notes,
Series 2019-AA, Class A, 144A
3.200%	05/27/36	1,573	1,473,904
			15,524,491
Credit Cards — 0.0%
Citibank Credit Card Issuance Trust,
Series 2018-A07, Class A7
3.960%	10/13/30	2,400	2,803,874
Home Equity Loans — 0.5%
ABFC Trust,
Series 2004-OPT05, Class A1, 1 Month LIBOR + 0.700% (Cap N/A, Floor 0.350%)
1.647%(c)	06/25/34	48	43,551
Series 2005-WF01, Class M2, 1 Month LIBOR + 0.600% (Cap N/A, Floor 0.400%)
1.547%(c)	10/25/34	326	297,542
ACE Securities Corp. Home Equity Loan Trust,
Series 2004-OP01, Class M1, 1 Month LIBOR + 0.780% (Cap N/A, Floor 0.520%)
1.727%(c)	04/25/34	807	717,354
Argent Securities, Inc. Asset-Backed Pass-Through Certificates,
Series 2004-W07, Class A2, 1 Month LIBOR + 1.040% (Cap N/A, Floor 0.520%)
1.987%(c)	05/25/34	149	109,476
Bear Stearns Asset-Backed Securities Trust,
Series 2005-HE05, Class M2, 1 Month LIBOR + 1.035% (Cap N/A, Floor 0.690%)
1.982%(c)	06/25/35	1,103	1,087,522
Series 2007-HE03, Class 1A2, 1 Month LIBOR + 0.200% (Cap N/A, Floor 0.200%)
1.147%(c)	04/25/37	83	208,107
Citigroup Mortgage Loan Trust,
Series 2006-AMC01, Class A1, 144A, 1 Month LIBOR + 0.145% (Cap N/A, Floor 0.145%)
1.092%(c)	09/25/36	774	688,970
Series 2007-AHL01, Class A2C, 1 Month LIBOR + 0.210% (Cap N/A, Floor 0.210%)
1.157%(c)	12/25/36	2,900	2,477,349
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-HE04, Class M3, 1 Month LIBOR + 0.460% (Cap N/A, Floor 0.460%)
1.407%(c)	10/25/35	200	154,322
First NLC Trust,
Series 2007-01, Class A1, 144A, 1 Month LIBOR + 0.070% (Cap N/A, Floor 0.070%)
1.017%(c)	08/25/37	911	453,821

A8

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Home Equity Loans (cont’d.)
Home Equity Asset Trust,
Series 2004-02, Class M1, 1 Month LIBOR + 0.795% (Cap N/A, Floor 0.530%)
1.742%(c)	07/25/34	104	$ 96,649
Series 2004-03, Class M1, 1 Month LIBOR + 0.855% (Cap N/A, Floor 0.570%)
1.802%(c)	08/25/34	207	193,544
Series 2005-08, Class M2, 1 Month LIBOR + 0.450% (Cap N/A, Floor 0.450%)
1.397%(c)	02/25/36	900	775,951
JPMorgan Mortgage Acquisition Trust,
Series 2006-CW02, Class AV4, 1 Month LIBOR + 0.150% (Cap N/A, Floor 0.150%)
1.097%(c)	08/25/36	207	205,907
Mastr Asset Backed Securities Trust,
Series 2006-NC02, Class A3, 1 Month LIBOR + 0.110% (Cap N/A, Floor 0.110%)
1.057%(c)	08/25/36	3,517	1,605,517
Morgan Stanley ABS Capital, Inc. Trust,
Series 2005-HE02, Class M2, 1 Month LIBOR + 0.660% (Cap N/A, Floor 0.440%)
1.607%(c)	01/25/35	602	521,521
Series 2007-HE06, Class A1, 1 Month LIBOR + 0.060% (Cap N/A, Floor 0.060%)
1.007%(c)	05/25/37	21	16,770
New Century Home Equity Loan Trust,
Series 2004-04, Class M1, 1 Month LIBOR + 0.765% (Cap 12.500%, Floor 0.510%)
1.712%(c)	02/25/35	713	622,720
Nomura Home Equity Loan, Inc. Home Equity Loan Trust,
Series 2006-FM01, Class 2A4, 1 Month LIBOR + 0.330% (Cap N/A, Floor 0.330%)
1.277%(c)	11/25/35	3,000	2,456,081
Series 2006-WF01, Class M2, 1 Month LIBOR + 0.290% (Cap N/A, Floor 0.290%)
1.237%(c)	03/25/36	700	637,058
NovaStar Mortgage Funding Trust,
Series 2005-03, Class M2, 1 Month LIBOR + 0.705% (Cap 11.000%, Floor 0.470%)
1.652%(c)	01/25/36	400	371,282
Option One Mortgage Loan Trust,
Series 2004-03, Class M2, 1 Month LIBOR + 0.855% (Cap N/A, Floor 0.570%)
1.802%(c)	11/25/34	691	610,584
Option One Mortgage Loan Trust Asset-Backed Certificates,
Series 2005-04, Class M1, 1 Month LIBOR + 0.440% (Cap N/A, Floor 0.440%)
1.387%(c)	11/25/35	379	373,416
RAMP Trust,
Series 2005-EFC04, Class M3, 1 Month LIBOR + 0.480% (Cap 14.000%, Floor 0.480%)
1.427%(c)	09/25/35	4,543	4,446,868
RASC Trust,
Series 2005-AHL01, Class M1, 1 Month LIBOR + 0.675% (Cap 14.000%, Floor 0.450%)
1.622%(c)	09/25/35	83	81,920
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Home Equity Loans (cont’d.)
Series 2005-KS10, Class M2, 1 Month LIBOR + 0.440% (Cap 14.000%, Floor 0.440%)
1.387%(c)	11/25/35	1,854	$ 1,779,952
Renaissance Home Equity Loan Trust,
Series 2007-03, Class AF3
7.238%	09/25/37	566	281,373
Soundview Home Loan Trust,
Series 2005-OPT02, Class M2, 1 Month LIBOR + 0.840% (Cap N/A, Floor 0.560%)
1.787%(c)	08/25/35	2,200	1,700,428
Series 2006-03, Class A4, 1 Month LIBOR + 0.250% (Cap N/A, Floor 0.250%)
1.197%(c)	11/25/36	4,000	3,185,251
Series 2006-NLC01, Class A1, 144A, 1 Month LIBOR + 0.060% (Cap N/A, Floor 0.060%)
1.007%(c)	11/25/36	23	7,933
Series 2006-OPT02, Class A3, 1 Month LIBOR + 0.180% (Cap N/A, Floor 0.180%)
1.127%(c)	05/25/36	232	230,012
Terwin Mortgage Trust,
Series 2003-06HE, Class A1, 1 Month LIBOR + 0.940% (Cap N/A, Floor 0.470%)
1.887%(c)	11/25/33	54	46,382
WaMu Asset-Backed Certificates WaMu Trust,
Series 2007-HE02, Class 2A3, 1 Month LIBOR + 0.250% (Cap N/A, Floor 0.250%)
1.197%(c)	04/25/37	4,167	1,800,920
			28,286,053
Other — 0.1%
TH MSR Issuer Trust,
Series 2019-FT01, Class A, 144A, 1 Month LIBOR + 2.800% (Cap N/A, Floor 2.800%)
3.747%(c)	06/25/24	3,780	3,226,060
Residential Mortgage-Backed Securities — 1.3%
Ameriquest Mortgage Securities Trust,
Series 2006-R01, Class M1, 1 Month LIBOR + 0.390% (Cap N/A, Floor 0.390%)
1.337%(c)	03/25/36	2,180	2,091,027
Asset-Backed Pass-Through Certificates,
Series 2005-R04, Class M2, 1 Month LIBOR + 0.675% (Cap N/A, Floor 0.450%)
1.622%(c)	07/25/35	4,443	4,343,576
Bear Stearns Asset-Backed Securities Trust,
Series 2007-AQ01, Class A1, 1 Month LIBOR + 0.110% (Cap N/A, Floor 0.110%)
1.057%(c)	04/25/31	81	130,670
C-BASS TRUST,
Series 2006-CB09, Class A1, 1 Month LIBOR + 0.060% (Cap N/A, Floor 0.060%)
1.007%(c)	11/25/36	19	9,305
Countrywide Asset-Backed Certificates,
Series 2004-ECC01, Class M2, 1 Month LIBOR + 1.050% (Cap N/A, Floor 0.350%)
1.997%(c)	09/25/34	359	347,950

A9

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Residential Mortgage-Backed Securities (cont’d.)
Series 2006-26, Class 1A, 1 Month LIBOR + 0.140% (Cap N/A, Floor 0.140%)
1.087%(c)	06/25/37	2,341	$ 1,877,073
Credit Suisse Mortgage Trust,
Series 2018-RPL08, Class A1, 144A
4.125%(cc)	07/25/58	486	446,678
Credit-Based Asset Servicing & Securitization LLC,
Series 2007-CB06, Class A1, 144A, 1 Month LIBOR + 0.120% (Cap N/A, Floor 0.120%)
1.067%(c)	07/25/37	38	21,622
CSAB Mortgage-Backed Trust,
Series 2006-04, Class A6A
5.684%(cc)	12/25/36	39	12,376
CWABS Asset-Backed Certificates Trust,
Series 2005-11, Class MV3, 1 Month LIBOR + 0.530% (Cap N/A, Floor 0.530%)
1.477%(c)	02/25/36	700	670,868
Series 2005-17, Class 2AV, 1 Month LIBOR + 0.240% (Cap N/A, Floor 0.240%)
1.187%(c)	05/25/36	2,672	2,631,537
Series 2005-17, Class MV1, 1 Month LIBOR + 0.460% (Cap N/A, Floor 0.460%)
1.407%(c)	05/25/36	2,600	2,405,536
Series 2007-12, Class 1A1, 1 Month LIBOR + 0.740% (Cap N/A, Floor 0.740%)
1.687%(c)	08/25/47	785	690,481
Ellington Loan Acquisition Trust,
Series 2007-01, Class A1, 144A, 1 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
2.047%(c)	05/25/37	155	138,966
Fieldstone Mortgage Investment Trust,
Series 2006-01, Class A2, 1 Month LIBOR + 0.190% (Cap 12.250%, Floor 0.190%)
1.137%(c)	05/25/36	1,725	1,206,800
First Franklin Mortgage Loan Trust,
Series 2006-FF05, Class 2A4, 1 Month LIBOR + 0.240% (Cap N/A, Floor 0.240%)
1.187%(c)	04/25/36	1,100	792,746
Series 2006-FF10, Class A1, 1 Month LIBOR + 0.115% (Cap N/A, Floor 0.000%)
1.062%(c)	07/25/36	2,350	1,981,338
Series 2006-FF10, Class A5, 1 Month LIBOR + 0.310% (Cap N/A, Floor 0.310%)
1.257%(c)	07/25/36	1,000	852,321
GSAMP Trust,
Series 2005-WMC01, Class M1, 1 Month LIBOR + 0.735% (Cap N/A, Floor 0.490%)
1.682%(c)	09/25/35	141	132,598
Series 2006-NC02, Class A2B, 1 Month LIBOR + 0.090% (Cap N/A, Floor 0.090%)
1.037%(c)	06/25/36	1,239	711,605
Series 2007-HE02, Class A2C, 1 Month LIBOR + 0.270% (Cap N/A, Floor 0.270%)
1.217%(c)	03/25/47	2,491	2,092,420
Series 2007-NC01, Class A2C, 1 Month LIBOR + 0.150% (Cap N/A, Floor 0.150%)
1.097%(c)	12/25/46	2,223	1,167,440
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Residential Mortgage-Backed Securities (cont’d.)
Home Equity Mortgage Loan Asset-Backed Trust,
Series 2007-B, Class 2A2, 1 Month LIBOR + 0.160% (Cap N/A, Floor 0.160%)
1.107%(c)	07/25/37	4,161	$ 2,248,276
JPMorgan Mortgage Acquisition Trust,
Series 2006-CH02, Class AV5, 1 Month LIBOR + 0.210% (Cap N/A, Floor 0.210%)
1.157%(c)	10/25/36	86	77,854
Series 2006-WMC03, Class A3, 1 Month LIBOR + 0.110% (Cap N/A, Floor 0.110%)
1.057%(c)	08/25/36	61	42,174
Series 2007-CH01, Class MV6, 1 Month LIBOR + 0.550% (Cap N/A, Floor 0.550%)
1.497%(c)	11/25/36	7,700	6,741,144
Legacy Mortgage Asset Trust,
Series 2019-GS01, Class A1, 144A
4.000%	01/25/59	402	362,740
Series 2019-GS02, Class A1, 144A
3.750%	01/25/59	771	692,351
Series 2019-GS03, Class A1, 144A
3.750%	04/25/59	628	613,242
Series 2019-GS04, Class A1, 144A
3.438%	05/25/59	1,364	1,376,336
Series 2019-SL01, Class A, 144A
4.000%(cc)	12/28/54	479	478,138
Long Beach Mortgage Loan Trust,
Series 2005-WL02, Class M3, 1 Month LIBOR + 0.780% (Cap N/A, Floor 0.520%)
1.727%(c)	08/25/35	2,000	1,708,582
Series 2006-11, Class 1A, 1 Month LIBOR + 0.160% (Cap N/A, Floor 0.160%)
1.107%(c)	12/25/36	5,498	3,505,954
Merrill Lynch Mortgage Investors Trust,
Series 2006-RM04, Class A2A, 1 Month LIBOR + 0.080% (Cap N/A, Floor 0.080%)
1.027%(c)	09/25/37	4	1,928
Series 2007-HE02, Class A2A, 1 Month LIBOR + 0.120% (Cap N/A, Floor 0.120%)
1.067%(c)	02/25/37	10	3,541
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2005-WMC01, Class M3, 1 Month LIBOR + 0.780% (Cap N/A, Floor 0.520%)
1.727%(c)	01/25/35	2,873	2,605,724
Morgan Stanley ABS Capital, Inc. Trust,
Series 2006-WMC02, Class A2FP, 1 Month LIBOR + 0.050% (Cap N/A, Floor 0.050%)
0.997%(c)	07/25/36	41	17,944
Morgan Stanley IXIS Real Estate Capital Trust,
Series 2006-02, Class A1, 1 Month LIBOR + 0.050% (Cap N/A, Floor 0.050%)
0.997%(c)	11/25/36	1	369
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates,
Series 2004-WHQ02, Class M3, 1 Month LIBOR + 1.035% (Cap N/A, Floor 0.690%)
1.982%(c)	02/25/35	1,677	1,655,961
Series 2005-WHQ04, Class M1, 1 Month LIBOR + 0.470% (Cap N/A, Floor 0.470%)
1.417%(c)	09/25/35	644	631,714

A10

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Residential Mortgage-Backed Securities (cont’d.)
RASC Trust,
Series 2006-KS03, Class M1, 1 Month LIBOR + 0.330% (Cap 14.000%, Floor 0.330%)
1.277%(c)	04/25/36		400	$ 345,124
Saxon Asset Securities Trust,
Series 2005-01, Class M2, 1 Month LIBOR + 0.720% (Cap 10.000%, Floor 0.480%)
1.667%(c)	05/25/35		500	449,290
Series 2005-01, Class M3, 1 Month LIBOR + 0.780% (Cap 10.000%, Floor 0.520%)
1.727%(c)	05/25/35		772	593,527
Series 2006-02, Class M1, 1 Month LIBOR + 0.290% (Cap N/A, Floor 0.290%)
1.237%(c)	09/25/36		3,000	2,415,699
Series 2007-03, Class 1A, 1 Month LIBOR + 0.310% (Cap N/A, Floor 0.310%)
1.257%(c)	09/25/37		579	512,556
Securitized Asset-Backed Receivables LLC Trust,
Series 2007-BR05, Class A2A, 1 Month LIBOR + 0.130% (Cap N/A, Floor 0.130%)
1.077%(c)	05/25/37		200	148,682
Series 2007-HE01, Class A2A, 1 Month LIBOR + 0.060% (Cap N/A, Floor 0.060%)
1.007%(c)	12/25/36		61	15,860
Series 2007-NC01, Class A2A, 1 Month LIBOR + 0.050% (Cap N/A, Floor 0.050%)
0.997%(c)	12/25/36		2	915
Stanwich Mortgage Loan Co. LLC,
Series 2019-NPB01, Class A1, 144A
3.375%	08/15/24		208	206,583
Structured Asset Investment Loan Trust,
Series 2005-04, Class M3, 1 Month LIBOR + 0.720% (Cap N/A, Floor 0.480%)
1.667%(c)	05/25/35		1,426	1,391,695
Series 2005-06, Class M3, 1 Month LIBOR + 0.810% (Cap N/A, Floor 0.540%)
1.757%(c)	07/25/35		3,000	2,620,919
TFS (Spain),
Series 2018-03, Class A1, 1 Month EURIBOR + 2.900%
2.900%(c)	04/16/23	EUR	3,445	3,792,266
Towd Point Mortgage Trust,
Series 2017-04, Class A1, 144A
2.750%(cc)	06/25/57		797	771,620
Series 2017-06, Class A1, 144A
2.750%(cc)	10/25/57		2,039	2,040,874
Series 2018-02, Class A1, 144A
3.250%(cc)	03/25/58		233	235,944
Series 2018-03, Class A1, 144A
3.750%(cc)	05/25/58		135	135,180
Series 2018-06, Class A1A, 144A
3.750%(cc)	03/25/58		773	793,568
Series 2019-04, Class A1, 144A
2.900%(cc)	10/25/59		9,928	9,712,746
Series 2019-HY02, Class A1, 144A, 1 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)
1.947%(c)	05/25/58		569	556,776
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Residential Mortgage-Backed Securities (cont’d.)
Wachovia Mortgage Loan Trust,
Series 2005-WMC01, Class M1, 1 Month LIBOR + 0.660% (Cap 13.000%, Floor 0.440%)
1.607%(c)	10/25/35		940	$ 934,434
Washington Mutual Asset-Backed Certificates Trust,
Series 2006-HE05, Class 2A1, 1 Month LIBOR + 0.060% (Cap N/A, Floor 0.060%)
1.007%(c)	10/25/36		70	29,766
				75,222,929
Student Loans — 0.3%
SLM Private Education Loan Trust,
Series 2011-B, Class A3, 144A, 1 Month LIBOR + 2.250% (Cap N/A, Floor 0.000%)
2.955%(c)	06/16/42		188	188,375
SLM Student Loan Trust,
Series 2003-05, Class A5, 3 Month EURIBOR + 0.270% (Cap N/A, Floor 0.000%)
0.138%(c)	06/17/24	EUR	108	118,024
Series 2004-03A, Class A6B, 144A, 3 Month LIBOR + 0.550% (Cap N/A, Floor 0.550%)
2.344%(c)	10/25/64		989	927,487
SoFi Alternative Trust,
Series 2019-B, Class PT, 144A
—%(p)	12/15/45		5,663	5,878,215
Series 2019-D, Class 1PT, 144A
2.460%(cc)	01/16/46		4,933	5,059,958
Series 2019-F, Class PT1, 144A
1.870%(cc)	02/15/45		3,859	3,803,035
SoFi Professional Loan Program LLC,
Series 2017-F, Class A1FX, 144A
2.050%	01/25/41		101	100,561
				16,075,655

Total Asset-Backed Securities (cost $238,221,761)				227,675,463
Bank Loans — 0.2%
Banks — 0.1%
Qatar National Bank,
Term Loan, 3 Month LIBOR + 0.900%
2.595%(c)	12/22/20^		5,000	4,987,500
Computers — 0.0%
McAfee LLC,
Second Lien Initial Loan, 1 Month LIBOR + 8.500%
9.441%(c)	09/29/25		481	449,969
Foods — 0.1%
Sigma Bidco BV (Netherlands),
Facility B-4 Loan, 1 Month GBP LIBOR + 4.000%
4.618%(c)	07/02/25	GBP	1,450	1,611,935
Healthcare-Products — 0.0%
Avantor Funding, Inc.,
Repriced Euro Term Loan B3 (2020 Euro), 1 Month EURIBOR + 2.500%
2.500%(c)	11/21/24	EUR	157	158,588

A11

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Bank Loans (continued)
Oil & Gas — 0.0%
Chesapeake Energy Corp.,
Class A Term Loan, 1 Month LIBOR + 8.000%
9.000%(c)	05/23/24		1,250	$ 481,250
Retail — 0.0%
EG America LLC (United Kingdom),
Second Lien Facility (USD), 3 Month LIBOR + 8.000%
9.072%(c)	04/20/26		307	234,542
EG Finco Ltd. (United Kingdom),
Second Lien Term Loan, 6 Month EURIBOR + 7.750%
8.750%(c)	04/20/26^	EUR	203	122,971
Term B, 3 - 6 Month GBP LIBOR + 4.750%
4.750%(c)	02/06/25	GBP	392	369,438
Term B1, 3 Month EURIBOR + 4.000%
4.000%(c)	02/07/25	EUR	883	753,238
				1,480,189
Telecommunications — 0.0%
CenturyLink, Inc.,
Term B Loan, 1 Month LIBOR + 2.250%
3.239%(c)	03/15/27		923	841,131

Total Bank Loans (cost $11,938,241)				10,010,562
Commercial Mortgage-Backed Securities — 1.9%
Assurant Commercial Mortgage Trust,
Series 2016-01A, Class B, 144A
4.354%(cc)	05/15/49		4,200	4,025,839
BANK,
Series 2017-BNK05, Class A4
3.131%	06/15/60		4,200	4,382,012
Series 2017-BNK06, Class A4
3.254%	07/15/60		900	939,783
Series 2019-BN18, Class A3
3.325%	05/15/62		1,400	1,485,643
Barclays Commercial Mortgage Trust,
Series 2019-C03, Class A3
3.319%	05/15/52		2,600	2,689,739
BBCMS Mortgage Trust,
Series 2016-ETC, Class A, 144A
2.937%	08/14/36		1,170	1,090,435
Series 2016-ETC, Class B, 144A
3.189%	08/14/36		510	449,542
Series 2016-ETC, Class C, 144A
3.391%	08/14/36		430	362,866
Series 2016-ETC, Class D, 144A
3.609%(cc)	08/14/36		1,610	1,322,501
Series 2018-CHRS, Class D, 144A
4.267%(cc)	08/05/38		550	449,448
Benchmark Mortgage Trust,
Series 2019-B10, Class A3
3.455%	03/15/62		2,300	2,520,343
Series 2019-B12, Class A4
2.859%	08/15/52		1,850	1,898,161
Series 2019-B14, Class A3
3.090%	12/15/62		950	987,457
Series 2019-B14, Class A4
2.795%	12/15/62		1,600	1,639,807
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Commercial Mortgage-Backed Securities (continued)
BX Commercial Mortgage Trust,
Series 2019-XL, Class F, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)
2.705%(c)	10/15/36		1,070	$ 920,055
Series 2019-XL, Class G, 144A, 1 Month LIBOR + 2.300% (Cap N/A, Floor 2.300%)
3.005%(c)	10/15/36		1,338	1,123,290
Series 2020-BXLP, Class F, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)
2.705%(c)	12/15/36		1,200	1,031,799
Cantor Commercial Real Estate Lending,
Series 2019-CF01, Class A3
3.836%	05/15/52		3,600	3,883,822
CD Mortgage Trust,
Series 2017-CD04, Class A3
3.248%	05/10/50		3,000	3,186,128
Series 2017-CD05, Class A3
3.171%	08/15/50		3,300	3,459,333
Citigroup Commercial Mortgage Trust,
Series 2015-GC27, Class XB, IO
0.290%(cc)	02/10/48		76,865	942,065
Commercial Mortgage Trust,
Series 2014-UBS04, Class A5
3.694%	08/10/47		2,083	2,161,498
Series 2015-CR26, Class A4
3.630%	10/10/48		240	249,473
Series 2017-COR02, Class A2
3.239%	09/10/50		3,750	3,924,165
Credit Suisse Mortgage Capital Certificates,
Series 2019-ICE04, Class E, 144A, 1 Month LIBOR + 2.150% (Cap N/A, Floor 2.150%)
2.855%(c)	05/15/36		2,500	2,099,429
Credit Suisse Mortgage Capital LLC,
Series 2014-USA, Class A2, 144A
3.953%	09/15/37		2,970	2,936,510
Credit Suisse Mortgage Trust,
Series 2016-NXSR, Class A4
3.795%(cc)	12/15/49		750	778,548
DBJPM Mortgage Trust,
Series 2016-C03, Class A4
2.632%	08/10/49		4,000	4,084,602
Series 2017-C06, Class A4
3.071%	06/10/50		2,700	2,834,371
DBWF Mortgage Trust,
Series 2016-85T, Class D, 144A
3.808%(cc)	12/10/36		1,300	1,090,384
Series 2016-85T, Class E, 144A
3.808%(cc)	12/10/36		1,200	813,869
European Loan Conduit No 36 DAC (Ireland),
Series 36A, Class A1, 144A, 3 Month EURIBOR + 1.000% (Cap 6.000%, Floor 1.000%)
1.000%(c)	02/17/30	EUR	800	856,818
GS Mortgage Securities Corp. II,
Series 2018-GS10, Class A4
3.890%	07/10/51		1,550	1,654,742

A12

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Commercial Mortgage-Backed Securities (continued)
GS Mortgage Securities Trust,
Series 2012-GCJ09, Class XA, IO
1.942%(cc)	11/10/45		2,427	$ 99,672
Series 2017-GS06, Class A2
3.164%	05/10/50		3,100	3,104,015
IMT Trust,
Series 2017-APTS, Class AFX, 144A
3.478%	06/15/34		310	305,201
JPMCC Commercial Mortgage Securities Trust,
Series 2017-JP07, Class A4
3.195%	09/15/50		3,000	3,133,421
JPMDB Commercial Mortgage Securities Trust,
Series 2017-C05, Class A4
3.414%	03/15/50		1,800	1,912,490
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2010-C02, Class A3, 144A
4.070%	11/15/43		717	698,979
Series 2016-JP02, Class A3
2.559%	08/15/49		2,800	2,693,516
Series 2019-FL12, Class A, 144A, 1 Month LIBOR + 1.450% (Cap N/A, Floor 1.450%)
2.155%(c)	12/15/31		3,600	3,489,185
LCCM,
Series 2017-LC26, Class A4, 144A
3.551%	07/12/50		2,450	2,548,776
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2016-C31, Class A5
3.102%	11/15/49		5,000	5,061,035
Morgan Stanley Capital I Trust,
Series 2019-H07, Class A3
3.005%	07/15/52		1,600	1,660,714
Real Estate Asset Liquidity Trust (Canada),
Series 2018-01A, Class A1, 144A
3.072%	08/12/53	CAD	869	619,131
Rosslyn Portfolio Trust,
Series 2017-ROSS, Class XCP, IO, 144A
—%(p)	06/15/33		184,540	1,753
Shops at Crystals Trust,
Series 2016-CSTL, Class A, 144A
3.126%	07/05/36		230	216,535
UBS Commercial Mortgage Trust,
Series 2017-C02, Class A3
3.225%	08/15/50		4,300	4,383,524
Wells Fargo Commercial Mortgage Trust,
Series 2015-LC20, Class A4
2.925%	04/15/50		1,647	1,655,733
Series 2016-C35, Class A3
2.674%	07/15/48		4,500	4,454,609
Series 2016-LC24, Class A3
2.684%	10/15/49		1,600	1,627,668
Series 2017-C40, Class A3
3.317%	10/15/50		1,330	1,373,537
Series 2017-RB01, Class A4
3.374%	03/15/50		4,700	4,940,869
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series 2019-C52, Class A4
2.643%	08/15/52	2,000	$ 2,001,357

Total Commercial Mortgage-Backed Securities (cost $109,011,954)			108,256,197
Corporate Bonds — 9.6%
Aerospace & Defense — 0.1%
Boeing Co. (The),
Sr. Unsec’d. Notes
2.700%	02/01/27	2,560	2,340,872
3.750%	02/01/50(a)	660	602,707
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
7.500%	12/01/24	1,425	943,790
7.500%	03/15/25	900	632,352
7.875%	04/15/27	2,025	1,396,253
Spirit AeroSystems, Inc.,
Gtd. Notes
3.950%	06/15/23	400	348,273
			6,264,247
Agriculture — 0.1%
Altria Group, Inc.,
Gtd. Notes
2.850%	08/09/22	995	999,651
BAT Capital Corp. (United Kingdom),
Gtd. Notes
2.764%	08/15/22	900	887,529
Imperial Brands Finance PLC (United Kingdom),
Gtd. Notes, 144A
2.950%	07/21/20	4,000	3,991,888
Japan Tobacco, Inc. (Japan),
Sr. Unsec’d. Notes, EMTN
2.000%	04/13/21	300	299,058
			6,178,126
Airlines — 0.3%
American Airlines 2013-2 Class A Pass-Through Trust,
Pass-Through Certificates
4.950%	07/15/24	1,161	1,179,470
American Airlines 2015-1 Class A Pass-Through Trust,
Pass-Through Certificates
3.375%	11/01/28	945	876,067
American Airlines 2016-1 Class AA Pass-Through Trust,
Pass-Through Certificates
3.575%	07/15/29	412	391,231
Delta Air Lines, Inc.,
Sr. Unsec’d. Notes
3.625%	03/15/22	1,750	1,633,521
Latam Airlines Group SA Pass-Through Trust (Chile),
Pass-Through Certificates
4.200%	08/15/29	3,367	3,030,074
4.500%	08/15/25	4,690	3,048,558
Turkish Airlines 2015-1 Class A Pass-Through Trust (Turkey),
Pass-Through Certificates, 144A
4.200%	09/15/28	6,289	5,218,657

A13

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Airlines (cont’d.)
United Airlines 2016-1 Class AA Pass-Through Trust,
Pass-Through Certificates
3.100%	01/07/30		1,263	$ 1,171,881
				16,549,459
Auto Manufacturers — 0.6%
BMW US Capital LLC (Germany),
Gtd. Notes, 144A, 3 Month LIBOR + 0.500%
2.207%(c)	08/13/21		300	288,321
Gtd. Notes, 144A
3.400%	08/13/21		900	902,572
Daimler Finance North America LLC (Germany),
Gtd. Notes, 144A, 3 Month LIBOR + 0.430%
2.143%(c)	02/12/21		1,000	964,140
FCE Bank PLC (United Kingdom),
Sr. Unsec’d. Notes, EMTN
1.660%	02/11/21	EUR	1,100	1,136,262
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
2.425%	06/12/20		500	490,530
3.096%	05/04/23		1,510	1,336,440
3.157%	08/04/20		2,600	2,534,684
3.200%	01/15/21		2,400	2,322,856
3.219%	01/09/22		5,050	4,714,195
3.336%	03/18/21		200	192,216
3.350%	11/01/22		500	466,916
5.875%	08/02/21		700	685,917
Sr. Unsec’d. Notes, EMTN
—%(p)	12/07/22	EUR	400	344,238
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.930%
2.134%(c)	09/24/20		500	478,825
General Motors Co.,
Sr. Unsec’d. Notes
6.600%	04/01/36		20	17,371
General Motors Financial Co., Inc.,
Gtd. Notes
3.450%	04/10/22		3,125	2,898,016
3.700%	05/09/23		1,605	1,444,016
Harley-Davidson Financial Services, Inc.,
Gtd. Notes, 144A, MTN
2.850%	01/15/21		1,700	1,709,254
Nissan Motor Acceptance Corp.,
Sr. Unsec’d. Notes, 144A, MTN, 3 Month LIBOR + 0.520%
1.261%(c)	03/15/21		400	387,047
Sr. Unsec’d. Notes, 144A, MTN
2.600%	09/28/22		100	93,959
2.800%	01/13/22		500	483,614
Volkswagen Bank GmbH (Germany),
Sr. Unsec’d. Notes, EMTN, 3 Month EURIBOR + 0.420%
0.000%(c)	06/15/21	EUR	300	326,398
Sr. Unsec’d. Notes, EMTN
0.625%	09/08/21	EUR	500	543,393
Volkswagen Group of America Finance LLC (Germany),
Gtd. Notes, 144A, 3 Month LIBOR + 0.770%
2.477%(c)	11/13/20		1,800	1,778,022
Gtd. Notes, 144A, 3 Month LIBOR + 0.940%
2.653%(c)	11/12/21		2,200	2,089,377
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Auto Manufacturers (cont’d.)
Gtd. Notes, 144A
3.875%	11/13/20(a)		1,100	$ 1,094,142
4.000%	11/12/21		1,700	1,678,367
				31,401,088
Auto Parts & Equipment — 0.1%
Adient Global Holdings Ltd.,
Gtd. Notes, 144A
3.500%	08/15/24	EUR	701	510,186
Adient US LLC,
Sr. Sec’d. Notes, 144A
7.000%	05/15/26		100	92,566
American Axle & Manufacturing, Inc.,
Gtd. Notes
6.500%	04/01/27(a)		1,000	770,192
6.625%	10/15/22		234	197,129
Cooper-Standard Automotive, Inc.,
Gtd. Notes, 144A
5.625%	11/15/26(a)		1,175	881,345
IHO Verwaltungs GmbH (Germany),
Sr. Sec’d. Notes, 144A, Cash coupon 3.875% or PIK 4.625%
3.875%	05/15/27	EUR	300	253,076
Sr. Sec’d. Notes, 144A, Cash coupon 6.000% or PIK 6.750%
6.000%	05/15/27		1,100	772,613
Schaeffler Finance BV (Germany),
Sr. Sec’d. Notes
3.250%	05/15/25	EUR	500	527,719
ZF North America Capital, Inc. (Germany),
Gtd. Notes, 144A
4.000%	04/29/20		1,300	1,293,778
				5,298,604
Banks — 3.0%
AIB Group PLC (Ireland),
Sr. Unsec’d. Notes, 144A, MTN
4.750%	10/12/23		400	384,235
Australia & New Zealand Banking Group Ltd. (Australia),
Sr. Unsec’d. Notes
3.300%	05/17/21		1,600	1,619,891
Banca Carige SpA (Italy),
Covered Bonds, 3 Month EURIBOR + 1.500%
1.085%(c)	05/25/22	EUR	3,000	3,310,412
Covered Bonds, 3 Month EURIBOR + 1.700%
1.314%(c)	10/25/21	EUR	3,100	3,427,913
Banco Bilbao Vizcaya Argentaria SA (Spain),
Jr. Sub. Notes
5.875%(ff)	—(rr)	EUR	400	372,780
Banco Santander Chile (Chile),
Sr. Unsec’d. Notes, 144A
2.700%	01/10/25		2,200	2,069,933
Banco Santander SA (Spain),
Sr. Unsec’d. Notes
3.848%	04/12/23		1,000	1,001,076
Banco Votorantim SA (Brazil),
Sr. Unsec’d. Notes, 144A, MTN
4.000%	09/24/22		2,300	2,228,222
4.500%	09/24/24		5,100	4,596,189

A14

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Banks (cont’d.)
Bank of America Corp.,
Jr. Sub. Notes, Series DD
6.300%(ff)	—(a)(rr)		795	$ 837,233
Jr. Sub. Notes, Series FF
5.875%(ff)	—(rr)		1,700	1,730,394
Jr. Sub. Notes, Series JJ
5.125%(ff)	—(rr)		930	869,170
Sr. Unsec’d. Notes, MTN
4.271%(ff)	07/23/29		730	790,893
Sub. Notes, MTN
4.450%	03/03/26		4,090	4,398,845
Bank of Ireland (Ireland),
Jr. Sub. Notes
7.375%(ff)	—(rr)	EUR	300	317,565
Banque Centrale de Tunisie International Bond (Tunisia),
Sr. Unsec’d. Notes
5.625%	02/17/24	EUR	2,000	1,820,993
Barclays PLC (United Kingdom),
Jr. Sub. Notes
8.000%(ff)	—(rr)	EUR	800	838,204
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.430%
3.122%(c)	02/15/23		800	740,996
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.625%
3.459%(c)	01/10/23		2,600	2,495,947
Sr. Unsec’d. Notes, 3 Month LIBOR + 2.110%
3.844%(c)	08/10/21		4,000	3,925,619
Sr. Unsec’d. Notes, EMTN
3.250%	02/12/27	GBP	2,000	2,351,558
Sub. Notes
4.836%	05/09/28		1,090	1,111,446
5.088%(ff)	06/20/30(a)		2,316	2,398,461
BBVA USA,
Sr. Unsec’d. Notes
3.500%	06/11/21		1,600	1,596,506
BPCE SA (France),
Sr. Unsec’d. Notes, 144A, MTN
3.500%	10/23/27		285	283,825
Sub. Notes, 144A, MTN
4.500%	03/15/25		1,075	1,058,208
4.875%	04/01/26		365	361,797
Citigroup, Inc.,
Jr. Sub. Notes, Series Q
5.950%(ff)	—(rr)		2,395	2,120,431
Jr. Sub. Notes, Series R
6.125%(ff)	—(rr)		1,020	952,606
Jr. Sub. Notes, Series T
6.250%(ff)	—(rr)		410	420,390
Jr. Sub. Notes, Series V
4.700%(ff)	—(rr)		150	127,996
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.960%
2.754%(c)	04/25/22		3,200	3,120,244
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.430%
3.010%(c)	09/01/23		1,500	1,472,239
Sub. Notes
4.600%	03/09/26		745	795,723
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Banks (cont’d.)
Cooperatieve Rabobank UA (Netherlands),
Jr. Sub. Notes
5.500%(ff)	—(rr)	EUR	2,100	$ 2,211,866
6.625%(ff)	—(rr)	EUR	600	630,869
Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 0.860%
2.092%(c)	09/26/23		1,400	1,379,073
Sr. Unsec’d. Notes, 144A
3.875%	09/26/23		1,700	1,743,664
Credit Agricole SA (France),
Sr. Unsec’d. Notes, 144A
2.375%	01/22/25		2,300	2,249,148
Credit Suisse Group AG (Switzerland),
Jr. Sub. Notes
7.125%(ff)	—(rr)		900	831,804
Jr. Sub. Notes, 144A
6.250%(ff)	—(rr)		200	185,114
6.375%(ff)	—(rr)		200	176,053
7.500%(ff)	—(rr)		1,400	1,314,320
Sr. Unsec’d. Notes, 144A
4.207%(ff)	06/12/24(a)		1,728	1,755,467
Credit Suisse Group Funding Guernsey Ltd. (Switzerland),
Gtd. Notes
3.750%	03/26/25		240	243,514
3.800%	09/15/22		3,350	3,404,930
3.800%	06/09/23		1,650	1,686,983
DBS Bank Ltd. (Singapore),
Covered Bonds, 144A
3.300%	11/27/21		800	825,823
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.815%
2.617%(c)	01/22/21		900	883,405
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.290%
3.041%(c)	02/04/21		2,475	2,447,818
Sr. Unsec’d. Notes
3.150%	01/22/21		300	296,520
3.961%(ff)	11/26/25		2,500	2,311,990
4.250%	02/04/21		1,150	1,106,524
4.250%	10/14/21		3,200	3,043,477
Sr. Unsec’d. Notes, EMTN
2.625%	02/12/26	EUR	1,000	998,032
Sr. Unsec’d. Notes, GMTN
3.375%	05/12/21		160	154,415
Discover Bank,
Sr. Unsec’d. Notes
3.350%	02/06/23		500	501,891
3.450%	07/27/26		390	381,787
4.200%	08/08/23		2,000	2,052,044
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series M
5.375%(ff)	—(rr)		1,850	1,651,103
Jr. Sub. Notes, Series O
5.300%(ff)	—(a)(rr)		440	422,177
Sr. Unsec’d. Notes
3.750%	02/25/26		235	244,774
3.850%	01/26/27		1,905	1,948,393
4.223%(ff)	05/01/29		900	950,172

A15

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Banks (cont’d.)
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.600%
2.292%(c)	05/18/21		1,100	$ 1,080,627
Sr. Unsec’d. Notes
4.583%(ff)	06/19/29		500	528,053
ING Bank NV (Netherlands),
Covered Bonds, 144A, MTN
2.625%	12/05/22		900	938,340
ING Groep NV (Netherlands),
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.000%
2.909%(c)	10/02/23		2,800	2,639,126
Sr. Unsec’d. Notes
4.100%	10/02/23(a)		2,800	2,873,546
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series FF
5.000%(ff)	—(rr)		575	542,930
Jr. Sub. Notes, Series HH
4.600%(ff)	—(rr)		475	418,216
Jr. Sub. Notes, Series II
4.000%(ff)	—(rr)		565	483,258
Jr. Sub. Notes, Series Z
5.300%(ff)	—(rr)		2,750	2,564,620
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.900%
2.694%(c)	04/25/23		3,100	3,037,552
Sr. Unsec’d. Notes
3.964%(ff)	11/15/48		930	1,076,318
4.005%(ff)	04/23/29		1,565	1,690,736
Lloyds Bank PLC (United Kingdom),
Gtd. Notes, 3 Month LIBOR + 0.490%
2.232%(c)	05/07/21		300	295,326
Lloyds Banking Group PLC (United Kingdom),
Jr. Sub. Notes
6.375%(ff)	—(rr)	EUR	200	201,831
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.800%
1.995%(c)	06/21/21		1,000	984,533
Sr. Unsec’d. Notes
4.050%	08/16/23		2,300	2,376,417
Sub. Notes
4.650%	03/24/26		4,600	4,659,848
Mitsubishi UFJ Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
2.950%	03/01/21		1,511	1,512,647
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.880%
3.460%(c)	03/01/21(a)		361	360,602
Mizuho Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.000%
1.768%(c)	09/11/24		1,700	1,549,240
Sr. Unsec’d. Notes
3.922%(ff)	09/11/24		1,100	1,176,444
Morgan Stanley,
Jr. Sub. Notes, Series J
5.550%(ff)	—(rr)		1,535	1,340,041
Sr. Unsec’d. Notes, GMTN
3.875%	01/27/26		910	974,303
Sub. Notes, GMTN
4.350%	09/08/26		1,450	1,552,999
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Banks (cont’d.)
Nykredit Realkredit A/S (Denmark),
Covered Bonds
1.000%	10/01/50	DKK	51,128	$ 7,277,346
1.000%	10/01/50	DKK	—(r )	—
1.500%	10/01/50	DKK	—(r )	—
1.500%	10/01/50	DKK	—(r )	—
2.500%	10/01/47	DKK	3	369
Oversea-Chinese Banking Corp. Ltd. (Singapore),
Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 0.450%
2.142%(c)	05/17/21		1,400	1,398,628
PKO Bank Hipoteczny SA (Poland),
Covered Bonds
0.250%	11/23/21	EUR	300	332,378
QNB Finance Ltd. (Qatar),
Gtd. Notes, EMTN, 3 Month LIBOR + 1.350%
2.988%(c)	05/31/21		3,500	3,365,452
Royal Bank of Scotland Group PLC (United Kingdom),
Jr. Sub. Notes
8.000%(ff)	—(a)(rr)		1,100	1,034,676
8.625%(ff)	—(rr)		200	198,104
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.550%
2.766%(c)	06/25/24		2,600	2,350,173
Sr. Unsec’d. Notes
4.519%(ff)	06/25/24(a)		500	508,027
5.076%(ff)	01/27/30		2,800	3,029,317
Santander UK Group Holdings PLC (United Kingdom),
Jr. Sub. Notes
7.375%(ff)	—(rr)	GBP	200	203,704
Sr. Unsec’d. Notes
2.875%	10/16/20		2,000	1,995,180
2.875%	08/05/21		2,300	2,263,663
4.796%(ff)	11/15/24		2,700	2,760,074
State Bank of India (India),
Sr. Unsec’d. Notes, 144A
4.000%	01/24/22		300	300,458
Sr. Unsec’d. Notes, EMTN, 3 Month LIBOR + 0.950%
2.850%(c)	04/06/20		1,600	1,600,328
Sumitomo Mitsui Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
2.934%	03/09/21		2,600	2,603,291
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A
2.859%(ff)	08/15/23		1,620	1,604,000
UniCredit SpA (Italy),
Jr. Sub. Notes, EMTN
6.750%(ff)	—(rr)	EUR	800	762,209
Sr. Unsec’d. Notes, 144A, MTN
7.830%	12/04/23		6,200	6,695,220
Wells Fargo & Co.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.230%
3.007%(c)	10/31/23		1,600	1,555,319
				170,676,559
Beverages — 0.1%
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
5.550%	01/23/49		1,085	1,275,287

A16

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Beverages (cont’d.)
Keurig Dr. Pepper, Inc.,
Gtd. Notes
3.200%	11/15/21	2,100	$ 2,157,611
			3,432,898
Building Materials — 0.1%
Boral Finance Pty Ltd. (Australia),
Gtd. Notes, 144A
3.000%	11/01/22	300	307,305
CRH America Finance, Inc. (Ireland),
Gtd. Notes, 144A
4.500%	04/04/48	300	282,918
Fortune Brands Home & Security, Inc.,
Sr. Unsec’d. Notes
3.000%	06/15/20	1,100	1,099,212
Griffon Corp.,
Gtd. Notes, 144A
5.750%	03/01/28(a)	1,075	1,010,360
U.S. Concrete, Inc.,
Gtd. Notes
6.375%	06/01/24(a)	600	540,773
			3,240,568
Chemicals — 0.1%
CNAC HK Finbridge Co. Ltd. (China),
Gtd. Notes
4.625%	03/14/23	300	309,744
Eastman Chemical Co.,
Sr. Unsec’d. Notes
3.800%	03/15/25	858	868,474
LyondellBasell Industries NV,
Sr. Unsec’d. Notes
5.750%	04/15/24	2,270	2,476,356
NOVA Chemicals Corp. (Canada),
Sr. Unsec’d. Notes, 144A
4.875%	06/01/24	1,000	877,128
Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes
4.125%	03/15/35	175	178,665
Sasol Financing International Ltd. (South Africa),
Gtd. Notes
4.500%	11/14/22	1,200	585,717
Sasol Financing USA LLC (South Africa),
Gtd. Notes
5.875%	03/27/24	325	137,716
Syngenta Finance NV (Switzerland),
Gtd. Notes, 144A
3.698%	04/24/20	400	400,571
3.933%	04/23/21	600	565,142
TPC Group, Inc.,
Sr. Sec’d. Notes, 144A
10.500%	08/01/24	375	306,958
			6,706,471
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Commercial Services — 0.2%
Central Nippon Expressway Co. Ltd. (Japan),
Sr. Unsec’d. Notes, EMTN
2.091%	09/14/21	700	$ 708,647
Sr. Unsec’d. Notes, EMTN, 3 Month LIBOR + 0.540%
2.291%(c)	08/04/20	5,200	5,199,849
ERAC USA Finance LLC,
Gtd. Notes, 144A
3.300%	12/01/26	2,670	2,614,153
4.500%	02/15/45	625	571,791
Global Payments, Inc.,
Sr. Unsec’d. Notes
2.650%	02/15/25	1,030	1,043,144
Massachusetts Institute of Technology,
Unsec’d. Notes
4.678%	07/01/2114	254	344,102
Refinitiv US Holdings, Inc.,
Gtd. Notes, 144A
8.250%	11/15/26	175	185,842
Transurban Finance Co. Pty Ltd. (Australia),
Sr. Sec’d. Notes, 144A
4.125%	02/02/26	848	913,524
United Rentals North America, Inc.,
Gtd. Notes
5.250%	01/15/30	350	349,787
5.500%	05/15/27	975	962,061
			12,892,900
Computers — 0.1%
Dell International LLC/EMC Corp.,
Sr. Sec’d. Notes, 144A
4.420%	06/15/21	5,750	5,807,928
NetApp, Inc.,
Sr. Unsec’d. Notes
3.250%	12/15/22	1,000	993,529
			6,801,457
Diversified Financial Services — 0.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland),
Gtd. Notes
4.500%	05/15/21	1,000	918,282
4.625%	10/30/20	1,600	1,549,212
Ally Financial, Inc.,
Sr. Unsec’d. Notes
4.250%	04/15/21	250	246,643
BOC Aviation Ltd. (Singapore),
Sr. Unsec’d. Notes, 144A, MTN
2.750%	09/18/22	1,600	1,630,414
3.500%	09/18/27	500	527,355
Clifford Capital Pte Ltd. (Singapore),
Gov’t. Gtd. Notes, EMTN
3.380%	03/07/28	1,200	1,335,921
Doric Nimrod Air Finance Alpha Pass-Through Trust (Guernsey),
Pass-Through Certificates, 144A
5.125%	11/30/24(a)	658	626,847
Doric Nimrod Air Three Ltd. Pass-Through Trust (Guernsey),
Pass-Through Certificates, 144A
5.250%	05/30/25	917	926,705

A17

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Diversified Financial Services (cont’d.)
Emerald Bay SA (Luxembourg),
Pass-Through Certificates, 144A
10.459%(s)	10/08/20	EUR	2,285	$ 2,431,921
GE Capital International Funding Co. Unlimited Co.,
Gtd. Notes
2.342%	11/15/20		2,700	2,685,438
International Lease Finance Corp.,
Sr. Unsec’d. Notes
8.250%	12/15/20(a)		2,300	2,284,982
Jyske Realkredit A/S (Denmark),
Covered Bonds
1.000%	10/01/50	DKK	30,351	4,324,687
1.000%	10/01/50	DKK	—(r )	—
1.500%	10/01/50	DKK	—(r )	—
1.500%	10/01/50	DKK	—(r )	—
2.000%	10/01/47	DKK	—(r )	—
2.500%	10/01/47	DKK	2	367
Lehman Brothers Holdings, Inc.,
Sr. Unsec’d. Notes, MTN
2.851%	11/16/09(d)		400	4,200
2.907%	12/23/08(d)		200	2,100
5.625%	01/24/13(d)		1,700	17,850
Muthoot Finance Ltd. (India),
Sr. Sec’d. Notes, 144A, MTN
6.125%	10/31/22		1,100	936,252
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A
6.000%	01/15/27		225	188,840
8.125%	07/15/23		950	930,142
Navient Corp.,
Sr. Unsec’d. Notes
5.875%	03/25/21		100	98,545
Nordea Kredit Realkreditaktieselskab (Denmark),
Covered Bonds
1.000%	10/01/50(u)	DKK	35,330	5,034,638
1.000%	10/01/50	DKK	—(r )	—
1.500%	10/01/50	DKK	—(r )	—
2.500%	10/01/47	DKK	1	110
ORIX Corp. (Japan),
Sr. Unsec’d. Notes
3.250%	12/04/24		400	398,648
Park Aerospace Holdings Ltd. (Ireland),
Gtd. Notes, 144A
5.250%	08/15/22		100	88,332
Power Finance Corp. Ltd. (India),
Sr. Unsec’d. Notes, 144A, MTN
6.150%	12/06/28		200	202,671
Realkredit Danmark A/S (Denmark),
Covered Bonds
2.000%	10/01/47	DKK	—(r )	—
Covered Bonds, MTN
2.500%	07/01/47	DKK	24	3,710
Shriram Transport Finance Co. Ltd. (India),
Sr. Sec’d. Notes, EMTN
5.950%	10/24/22		1,100	815,975
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Diversified Financial Services (cont’d.)
Swiss Insured Brazil Power Finance Sarl (Brazil),
Sr. Sec’d. Notes, 144A
9.850%	07/16/32	BRL	16,858	$ 3,288,510
				31,499,297
Electric — 0.5%
American Electric Power Co., Inc.,
Sr. Unsec’d. Notes
2.150%	11/13/20		500	495,919
Calpine Corp.,
Sr. Unsec’d. Notes
5.750%	01/15/25(a)		1,675	1,580,920
Sr. Unsec’d. Notes, 144A
5.125%	03/15/28		400	368,540
Commonwealth Edison Co.,
First Mortgage
3.700%	03/01/45		475	500,068
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes
3.850%	06/15/46		1,020	1,043,344
Dominion Energy, Inc.,
Jr. Sub. Notes
4.104%(cc)	04/01/21		2,310	2,315,721
Sr. Unsec’d. Notes, Series D
2.850%	08/15/26		405	427,614
Duke Energy Corp.,
Sr. Unsec’d. Notes
2.650%	09/01/26		1,385	1,378,634
Electricite de France SA (France),
Sr. Unsec’d. Notes, 144A
2.350%	10/13/20		200	199,837
Entergy Corp.,
Sr. Unsec’d. Notes
5.125%	09/15/20		950	950,019
Entergy Gulf States Louisiana LLC,
First Mortgage
3.950%	10/01/20		1,700	1,707,498
Eskom Holdings SOC Ltd. (South Africa),
Gov’t. Gtd. Notes, 144A, EMTN
6.350%	08/10/28		500	425,660
Sr. Unsec’d. Notes
5.750%	01/26/21		450	380,376
Sr. Unsec’d. Notes, 144A
5.750%	01/26/21		1,250	1,056,599
7.125%	02/11/25		350	248,352
Eversource Energy,
Sr. Unsec’d. Notes, Series H
3.150%	01/15/25		780	772,533
Exelon Corp.,
Sr. Unsec’d. Notes
2.850%	06/15/20		500	500,030
FirstEnergy Transmission LLC,
Sr. Unsec’d. Notes, 144A
5.450%	07/15/44		1,545	1,736,357
Israel Electric Corp. Ltd. (Israel),
Sr. Sec’d. Notes, 144A, GMTN
4.250%	08/14/28		600	604,279

A18

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Electric (cont’d.)
Jersey Central Power & Light Co.,
Sr. Unsec’d. Notes, 144A
4.700%	04/01/24		700	$ 743,284
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes
4.500%	06/01/21		800	815,448
NV Energy, Inc.,
Sr. Unsec’d. Notes
6.250%	11/15/20		250	250,287
Ohio Power Co.,
Sr. Unsec’d. Notes
4.000%	06/01/49		1,250	1,288,416
PECO Energy Co.,
First Ref. Mortgage
4.800%	10/15/43		910	1,084,197
PSEG Power LLC,
Gtd. Notes
3.000%	06/15/21		865	868,085
Sempra Energy,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.450%
1.191%(c)	03/15/21		2,400	2,377,360
Southern Co. (The),
Sr. Unsec’d. Notes
2.350%	07/01/21		3,000	3,004,988
Southern Power Co.,
Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 0.550%
1.666%(c)	12/20/20		1,300	1,279,088
Vistra Operations Co. LLC,
Gtd. Notes, 144A
5.000%	07/31/27		315	319,594
				28,723,047
Engineering & Construction — 0.0%
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes, 144A
4.250%	10/31/26		500	431,737
Entertainment — 0.0%
AMC Entertainment Holdings, Inc.,
Gtd. Notes
5.750%	06/15/25(a)		600	254,867
5.875%	11/15/26		1,000	416,323
CPUK Finance Ltd. (United Kingdom),
Sec’d. Notes, 144A
4.875%	02/28/47	GBP	125	124,374
Penn National Gaming, Inc.,
Sr. Unsec’d. Notes, 144A
5.625%	01/15/27(a)		800	596,201
Scientific Games International, Inc.,
Gtd. Notes
6.625%	05/15/21		1,000	811,120
				2,202,885
Foods — 0.2%
Campbell Soup Co.,
Sr. Unsec’d. Notes
3.300%	03/15/21		1,700	1,695,395
3.650%	03/15/23		887	904,094
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Foods (cont’d.)
Co-operative Group Holdings 2011 Ltd. (United Kingdom),
Gtd. Notes
6.875%(cc)	07/08/20	GBP	1,500	$ 1,824,986
Danone SA (France),
Sr. Unsec’d. Notes, 144A
2.077%	11/02/21		1,700	1,690,625
General Mills, Inc.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.540%
2.383%(c)	04/16/21		200	196,614
Sr. Unsec’d. Notes
4.000%	04/17/25		100	106,103
JBS USA LUX SA/JBS USA Finance, Inc.,
Gtd. Notes, 144A
5.750%	06/15/25		175	176,642
Kraft Heinz Foods Co.,
Gtd. Notes, 144A
4.625%	10/01/39		600	551,116
4.875%	10/01/49		1,010	942,467
Mondelez International Holdings Netherlands BV,
Gtd. Notes, 144A
2.000%	10/28/21		1,200	1,194,720
				9,282,762
Gas — 0.1%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes
5.625%	05/20/24		700	651,948
5.875%	08/20/26		700	671,468
CenterPoint Energy Resources Corp.,
Sr. Unsec’d. Notes
3.550%	04/01/23		400	401,925
Dominion Energy Gas Holdings LLC,
Sr. Unsec’d. Notes, Series A, 3 Month LIBOR + 0.600%
1.341%(c)	06/15/21		1,900	1,827,771
Piedmont Natural Gas Co., Inc.,
Sr. Unsec’d. Notes
3.500%	06/01/29		2,080	2,101,852
Southern Co. Gas Capital Corp.,
Gtd. Notes
4.400%	06/01/43		350	336,897
				5,991,861
Healthcare-Products — 0.1%
DH Europe Finance II Sarl,
Gtd. Notes
1.350%	09/18/39	EUR	1,145	1,044,500
Medtronic Global Holdings SCA,
Gtd. Notes
1.625%	03/07/31	EUR	200	219,505
2.250%	03/07/39	EUR	200	226,027
Stryker Corp.,
Sr. Unsec’d. Notes
2.125%	11/30/27	EUR	430	498,201
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes, EMTN
1.500%	10/01/39	EUR	550	506,397
1.875%	10/01/49	EUR	375	327,035

A19

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Healthcare-Products (cont’d.)
Zimmer Biomet Holdings, Inc.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.750%
1.802%(c)	03/19/21		200	$ 187,432
Sr. Unsec’d. Notes
2.700%	04/01/20		2,000	2,000,000
				5,009,097
Healthcare-Services — 0.1%
Aetna, Inc.,
Sr. Unsec’d. Notes
6.750%	12/15/37		1,410	1,858,539
HCA, Inc.,
Sr. Sec’d. Notes
5.125%	06/15/39		630	646,397
Laboratory Corp. of America Holdings,
Sr. Unsec’d. Notes
3.200%	02/01/22		1,225	1,234,529
New York & Presbyterian Hospital (The),
Unsec’d. Notes
4.763%	08/01/2116		675	825,117
New York and Presbyterian Hospital (The),
Unsec’d. Notes
4.024%	08/01/45		350	389,043
Quest Diagnostics, Inc.,
Sr. Unsec’d. Notes
3.450%	06/01/26		285	287,936
3.500%	03/30/25		1,650	1,715,226
Tenet Healthcare Corp.,
Sr. Unsec’d. Notes
6.750%	06/15/23(a)		400	369,474
				7,326,261
Home Builders — 0.0%
Brookfield Residential Properties, Inc./Brookfield Residential US Corp. (Canada),
Gtd. Notes, 144A
4.875%	02/15/30		985	754,273
Mattamy Group Corp. (Canada),
Sr. Unsec’d. Notes, 144A
4.625%	03/01/30		925	804,029
				1,558,302
Household Products/Wares — 0.0%
Reckitt Benckiser Treasury Services PLC (United Kingdom),
Gtd. Notes, 144A, 3 Month LIBOR + 0.560%
1.764%(c)	06/24/22		900	899,198
Spectrum Brands, Inc.,
Gtd. Notes, 144A
4.000%	10/01/26	EUR	1,250	1,271,669
				2,170,867
Housewares — 0.0%
Newell Brands, Inc.,
Sr. Unsec’d. Notes
4.200%(c)	04/01/26		145	141,660
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Insurance — 0.1%
AIA Group Ltd. (Hong Kong),
Sr. Unsec’d. Notes, 144A
3.900%	04/06/28		700	$ 739,214
Ambac Assurance Corp.,
Sub. Notes, 144A
5.100%	06/07/20		—(r )	120
Ambac LSNI LLC (Cayman Islands),
Sr. Sec’d. Notes, 144A, 3 Month LIBOR + 5.000% (Cap N/A, Floor 6.000%)
6.450%(c)	02/12/23		—(r )	289
Arch Capital Group US, Inc.,
Gtd. Notes
5.144%	11/01/43		660	733,001
CNA Financial Corp.,
Sr. Unsec’d. Notes
3.900%	05/01/29		420	418,424
Fairfax Financial Holdings Ltd. (Canada),
Sr. Unsec’d. Notes, 144A
2.750%	03/29/28	EUR	1,100	1,172,986
Liberty Mutual Finance Europe DAC,
Gtd. Notes, 144A
1.750%	03/27/24	EUR	700	767,665
Markel Corp.,
Sr. Unsec’d. Notes
5.000%	04/05/46		650	674,085
Meiji Yasuda Life Insurance Co. (Japan),
Sub. Notes, 144A
5.100%(ff)	04/26/48		400	424,000
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
4.900%	09/15/44		1,530	1,737,079
				6,666,863
Internet — 0.0%
eBay, Inc.,
Sr. Unsec’d. Notes
2.875%	08/01/21		100	99,249
Tencent Holdings Ltd. (China),
Sr. Unsec’d. Notes, EMTN
3.595%	01/19/28		300	320,117
				419,366
Lodging — 0.0%
Sands China Ltd. (Macau),
Sr. Unsec’d. Notes
4.600%	08/08/23		200	204,091
5.125%	08/08/25		900	846,609
5.400%	08/08/28		1,100	1,024,152
				2,074,852
Machinery-Construction & Mining — 0.0%
Komatsu Finance America, Inc.,
Gtd. Notes
2.118%	09/11/20		300	299,767

A20

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Media — 0.4%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A
5.125%	05/01/23		2,425	$ 2,450,188
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
3.579%	07/23/20		4,050	4,035,111
4.464%	07/23/22		7,700	7,953,970
5.375%	05/01/47		300	328,321
6.384%	10/23/35		1,525	1,812,813
6.484%	10/23/45		955	1,166,710
Clear Channel Worldwide Holdings, Inc.,
Gtd. Notes, 144A
9.250%	02/15/24(a)		1,106	950,818
Comcast Corp.,
Gtd. Notes, 3 Month LIBOR + 0.630%
2.461%(c)	04/15/24(a)		1,400	1,307,382
CSC Holdings LLC,
Sr. Unsec’d. Notes, 144A
7.500%	04/01/28(a)		300	319,969
Diamond Sports Group LLC/Diamond Sports Finance Co.,
Gtd. Notes, 144A
6.625%	08/15/27(a)		230	153,593
Sr. Sec’d. Notes, 144A
5.375%	08/15/26		300	243,739
Discovery Communications LLC,
Gtd. Notes
2.950%	03/20/23		100	99,760
5.300%	05/15/49		1,650	1,664,074
Time Warner Cable LLC,
Sr. Sec’d. Notes
4.000%	09/01/21		600	600,978
Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec’d. Notes
4.875%	01/15/27	GBP	950	1,091,267
				24,178,693
Mining — 0.1%
Barrick Gold Corp. (Canada),
Sr. Unsec’d. Notes
5.250%	04/01/42		550	648,534
Barrick North America Finance LLC (Canada),
Gtd. Notes
5.750%	05/01/43		370	480,480
Corp. Nacional del Cobre de Chile (Chile),
Sr. Unsec’d. Notes, 144A
4.500%	09/16/25		2,000	2,082,702
Indonesia Asahan Aluminium Persero PT (Indonesia),
Sr. Unsec’d. Notes, 144A
5.230%	11/15/21		1,400	1,400,226
Southern Copper Corp. (Peru),
Sr. Unsec’d. Notes
6.750%	04/16/40		250	291,435
				4,903,377
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Miscellaneous Manufacturing — 0.0%
General Electric Co.,
Sr. Unsec’d. Notes
0.375%	05/17/22	EUR	600	$ 633,388
Textron, Inc.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.550%
2.284%(c)	11/10/20		1,290	1,266,961
				1,900,349
Multi-National — 0.1%
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes
2.125%	09/27/21		1,705	1,727,791
European Bank for Reconstruction & Development (Supranational Bank),
Sr. Unsec’d. Notes, EMTN
0.500%	09/01/23	AUD	600	358,060
European Investment Bank (Supranational Bank),
Sr. Unsec’d. Notes, EMTN
0.500%	08/10/23	AUD	2,900	1,740,933
				3,826,784
Office/Business Equipment — 0.0%
Xerox Corp.,
Sr. Unsec’d. Notes
2.750%	09/01/20		1,148	1,127,512
Oil & Gas — 0.7%
Antero Resources Corp.,
Gtd. Notes
5.125%	12/01/22		1,200	646,735
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Sr. Unsec’d. Notes, 144A
7.000%	11/01/26		325	93,211
10.000%	04/01/22		150	80,244
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
5.400%	06/15/47		870	394,790
Citgo Holding, Inc.,
Sr. Sec’d. Notes, 144A
9.250%	08/01/24		125	103,120
Concho Resources, Inc.,
Gtd. Notes
4.850%	08/15/48		500	381,098
4.875%	10/01/47		1,070	822,995
Continental Resources, Inc.,
Gtd. Notes
4.375%	01/15/28		500	231,836
Devon Energy Corp.,
Sr. Unsec’d. Notes
5.600%	07/15/41		500	317,152
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes
5.875%	05/28/45		1,500	1,334,259
Gazprom PJSC Via Gaz Capital SA (Russia),
Sr. Unsec’d. Notes
4.950%	07/19/22		770	780,361
Sr. Unsec’d. Notes, 144A
6.510%	03/07/22		1,530	1,589,838

A21

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
Helmerich & Payne, Inc.,
Sr. Unsec’d. Notes
4.650%	03/15/25		1,610	$ 1,665,802
Husky Energy, Inc. (Canada),
Sr. Unsec’d. Notes
4.400%	04/15/29		1,268	880,559
KazMunayGas National Co. JSC (Kazakhstan),
Sr. Unsec’d. Notes, 144A
4.750%	04/24/25		1,335	1,329,223
4.750%	04/19/27(a)		200	193,356
MEG Energy Corp. (Canada),
Gtd. Notes, 144A
7.000%	03/31/24		300	138,377
Sr. Unsec’d. Notes, 144A
7.125%	02/01/27		475	236,248
Newfield Exploration Co.,
Gtd. Notes
5.375%	01/01/26(a)		3,000	1,567,230
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
6.950%	07/01/24		1,275	729,601
7.500%	05/01/31		1,200	625,158
Odebrecht Drilling Norbe VIII/IX Ltd. (Brazil),
Sr. Sec’d. Notes
6.350%	12/01/21		672	556,234
Odebrecht Offshore Drilling Finance Ltd. (Brazil),
Sr. Sec’d. Notes
6.720%	12/01/22		328	262,872
Sr. Sec’d. Notes, Cash coupon 7.720% or PIK N/A
7.720%	12/01/26		1,591	161,397
Sr. Sec’d. Notes, 144A, Cash coupon 7.720% or PIK N/A
7.720%	12/01/26		27	2,711
Petrobras Global Finance BV (Brazil),
Gtd. Notes
4.750%	01/14/25	EUR	100	102,577
5.750%	02/01/29		450	424,532
6.125%	01/17/22		442	441,057
6.625%	01/16/34	GBP	630	713,610
7.375%	01/17/27(a)		365	373,998
Gtd. Notes, 144A
5.093%	01/15/30(a)		6,621	6,022,924
Petroleos de Venezuela SA (Venezuela),
Sr. Unsec’d. Notes
6.000%	05/16/24(d)		5,400	324,000
Petroleos Mexicanos (Mexico),
Gtd. Notes
4.750%	02/26/29	EUR	900	691,694
5.500%	01/21/21		200	192,298
6.350%	02/12/48		602	376,825
6.500%	03/13/27		4,700	3,475,275
6.500%	01/23/29		100	72,115
Gtd. Notes, 144A
6.490%	01/23/27		393	289,979
6.840%	01/23/30		100	72,261
7.690%	01/23/50		692	472,528
Gtd. Notes, EMTN
2.750%	04/21/27	EUR	400	291,218
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
4.875%	02/21/28	EUR	800	$ 639,961
Gtd. Notes, MTN
6.750%	09/21/47		3,000	1,940,915
6.875%	08/04/26		140	106,006
Range Resources Corp.,
Gtd. Notes
4.875%	05/15/25		1,150	660,565
Gtd. Notes, 144A
9.250%	02/01/26(a)		1,000	614,295
Rio Oil Finance Trust (Brazil),
Sr. Sec’d. Notes
9.250%	07/06/24		948	929,121
Sr. Sec’d. Notes, 144A
9.250%	07/06/24		2,118	2,076,859
9.750%	01/06/27		1,677	1,609,535
Transocean, Inc.,
Gtd. Notes, 144A
8.000%	02/01/27(a)		575	272,850
YPF SA (Argentina),
Sr. Unsec’d. Notes, Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 6.000%
35.412%(c)	03/04/21	ARS	7,850	93,590
Sr. Unsec’d. Notes, 144A
8.500%	03/23/21		210	140,792
				38,545,787
Oil & Gas Services — 0.0%
Odebrecht Oil & Gas Finance Ltd. (Brazil),
Gtd. Notes, 144A
4.053%(s)	—(rr)		1,696	12,545
Packaging & Containers — 0.0%
WRKCo, Inc.,
Gtd. Notes
3.750%	03/15/25		500	504,369
Pharmaceuticals — 0.3%
AbbVie, Inc.,
Sr. Unsec’d. Notes
4.500%	05/14/35		1,625	1,800,036
Sr. Unsec’d. Notes, 144A
4.050%	11/21/39		1,175	1,225,982
Allergan Funding SCS,
Gtd. Notes
4.550%	03/15/35(u)		2,115	2,390,058
4.850%	06/15/44(u)		165	192,820
Allergan Sales LLC,
Gtd. Notes, 144A
5.000%	12/15/21(u)		1,500	1,586,580
AmerisourceBergen Corp.,
Sr. Unsec’d. Notes
3.250%	03/01/25		470	473,252
Bausch Health Americas, Inc.,
Gtd. Notes, 144A
8.500%	01/31/27		290	303,178
Bausch Health Cos., Inc.,
Gtd. Notes, 144A
5.250%	01/30/30		125	118,317

A22

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Pharmaceuticals (cont’d.)
Bayer US Finance II LLC (Germany),
Gtd. Notes, 144A, 3 Month LIBOR + 1.010%
1.751%(c)	12/15/23		700	$ 613,732
Gtd. Notes, 144A, 3 Month LIBOR + 0.630%
1.846%(c)	06/25/21		500	485,548
Gtd. Notes, 144A
2.750%	07/15/21		1,000	1,017,713
4.250%	12/15/25		500	515,080
4.375%	12/15/28		900	961,653
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes
4.550%	02/20/48		600	765,147
Sr. Unsec’d. Notes, 144A
3.250%	08/15/22		950	980,839
4.125%	06/15/39(a)		360	432,662
5.000%	08/15/45		785	1,049,053
CVS Health Corp.,
Sr. Unsec’d. Notes
2.125%	06/01/21		800	798,027
3.350%	03/09/21		160	161,075
4.780%	03/25/38		90	98,130
5.125%	07/20/45		690	791,180
5.300%	12/05/43		510	594,549
Mylan, Inc.,
Gtd. Notes, 144A
3.125%	01/15/23		600	590,544
Takeda Pharmaceutical Co. Ltd. (Japan),
Sr. Unsec’d. Notes, 144A
1.125%	11/21/22	EUR	900	991,191
Teva Pharmaceutical Finance Netherlands II BV (Israel),
Gtd. Notes
3.250%	04/15/22	EUR	500	528,227
				19,464,573
Pipelines — 0.3%
Colorado Interstate Gas Co. LLC/Colorado Interstate Issuing Corp.,
Gtd. Notes, 144A
4.150%	08/15/26		1,555	1,489,744
Energy Transfer Operating LP,
Gtd. Notes
5.000%	05/15/50(a)		725	559,629
5.300%	04/15/47		270	206,431
6.125%	12/15/45		210	174,082
Jr. Sub. Notes, Series G
7.125%(ff)	—(rr)		725	441,036
Enterprise Products Operating LLC,
Gtd. Notes
4.900%	05/15/46		2,020	1,952,392
Fermaca Enterprises S de RL de CV (Mexico),
Sr. Sec’d. Notes, 144A
6.375%	03/30/38		780	779,519
Florida Gas Transmission Co. LLC,
Sr. Unsec’d. Notes, 144A
5.450%	07/15/20		200	201,517
Kinder Morgan Energy Partners LP,
Gtd. Notes
3.500%	09/01/23		900	886,929
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Pipelines (cont’d.)
Magellan Midstream Partners LP,
Sr. Unsec’d. Notes
3.200%	03/15/25		1,875	$ 1,670,243
MPLX LP,
Sr. Unsec’d. Notes
4.700%	04/15/48		1,145	884,825
5.200%	03/01/47		105	83,710
ONEOK, Inc.,
Gtd. Notes
3.400%	09/01/29(a)		1,720	1,302,398
4.550%	07/15/28		300	252,133
4.950%	07/13/47		770	607,078
Sabine Pass Liquefaction LLC,
Sr. Sec’d. Notes
5.000%	03/15/27		3,800	3,288,400
5.625%(c)	02/01/21		100	98,371
Sunoco Logistics Partners Operations LP,
Gtd. Notes
5.950%	12/01/25		900	825,232
Western Midstream Operating LP,
Sr. Unsec’d. Notes
5.300%	03/01/48		95	37,579
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
4.000%	09/15/25		675	596,100
4.300%	03/04/24		2,275	2,070,977
4.850%	03/01/48		200	186,925
4.900%	01/15/45		287	243,469
				18,838,719
Real Estate — 0.1%
China Evergrande Group (China),
Sr. Sec’d. Notes
8.250%	03/23/22		200	161,948
CIFI Holdings Group Co. Ltd. (China),
Gtd. Notes
7.625%	02/28/23		700	675,171
Country Garden Holdings Co. Ltd. (China),
Sr. Sec’d. Notes
4.750%	01/17/23		200	188,209
7.125%	04/25/22		300	302,201
Greystar Real Estate Partners LLC,
Sr. Sec’d. Notes, 144A
5.750%	12/01/25		900	817,171
Kennedy Wilson Europe Real Estate Ltd. (United Kingdom),
Sr. Unsec’d. Notes
3.950%	06/30/22	GBP	400	495,581
Ontario Teachers’ Cadillac Fairview Properties Trust (Canada),
Sr. Unsec’d. Notes, 144A
3.125%	03/20/22		3,000	2,917,466
Sunac China Holdings Ltd. (China),
Sr. Sec’d. Notes
7.875%	02/15/22		500	480,882
				6,038,629

A23

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Real Estate Investment Trusts (REITs) — 0.3%
American Tower Corp.,
Sr. Unsec’d. Notes
1.950%	05/22/26	EUR	200	$ 224,616
3.450%	09/15/21		2,200	2,211,953
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
5.250%	06/01/25		700	648,785
5.300%	01/15/29		1,900	1,615,571
Highwoods Realty LP,
Sr. Unsec’d. Notes
3.875%	03/01/27		1,900	1,888,042
Kilroy Realty LP,
Gtd. Notes
3.450%	12/15/24		200	201,861
Mid-America Apartments LP,
Sr. Unsec’d. Notes
3.600%	06/01/27		3,200	3,213,803
WEA Finance LLC (France),
Gtd. Notes, 144A
3.150%	04/05/22		2,100	2,057,052
WPC Eurobond BV,
Gtd. Notes
2.250%	04/09/26	EUR	2,500	2,695,631
				14,757,314
Retail — 0.1%
AutoNation, Inc.,
Gtd. Notes
3.350%	01/15/21		800	803,481
Brinker International, Inc.,
Gtd. Notes, 144A
5.000%	10/01/24		925	665,713
Dollar Tree, Inc.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.700%
2.536%(c)	04/17/20		191	190,285
Golden Nugget, Inc.,
Gtd. Notes, 144A
8.750%	10/01/25		1,000	516,592
L Brands, Inc.,
Gtd. Notes
5.625%	10/15/23		2,325	2,000,152
Marks & Spencer PLC (United Kingdom),
Sr. Unsec’d. Notes, EMTN
3.000%	12/08/23	GBP	1,000	1,192,344
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.430%
2.225%(c)	10/28/21		1,200	1,180,560
Michaels Stores, Inc.,
Gtd. Notes, 144A
8.000%	07/15/27(a)		650	481,410
PetSmart, Inc.,
Sr. Sec’d. Notes, 144A
5.875%	06/01/25		376	374,542
				7,405,079
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Savings & Loans — 0.1%
Nationwide Building Society (United Kingdom),
Sr. Unsec’d. Notes, 144A
2.000%	01/27/23(a)		700	$ 685,147
3.766%(ff)	03/08/24(a)		3,500	3,492,198
				4,177,345
Semiconductors — 0.0%
Broadcom Corp./Broadcom Cayman Finance Ltd.,
Gtd. Notes
2.650%	01/15/23		300	292,254
Software — 0.0%
Fidelity National Information Services, Inc.,
Sr. Unsec’d. Notes
0.750%	05/21/23	EUR	900	976,441
VMware, Inc.,
Sr. Unsec’d. Notes
3.900%	08/21/27		100	98,873
				1,075,314
Telecommunications — 0.4%
Altice France SA (France),
Sr. Sec’d. Notes, 144A
7.375%	05/01/26		1,500	1,513,266
AT&T, Inc.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.750%
2.330%(c)	06/01/21		1,000	976,466
Sr. Unsec’d. Notes
3.800%	02/15/27		830	862,384
4.900%	08/15/37		550	617,472
5.150%	03/15/42		1,805	2,076,151
5.150%	02/15/50(a)		500	586,154
5.250%	03/01/37		125	145,764
5.300%	08/15/58		200	234,698
5.450%	03/01/47(a)		910	1,097,800
CenturyLink, Inc.,
Sr. Unsec’d. Notes, Series P
7.600%	09/15/39(a)		1,000	970,982
Crown Castle Towers LLC,
Asset-Backed, 144A
3.222%	05/15/42		400	400,118
Deutsche Telekom International Finance BV (Germany),
Gtd. Notes, 144A
2.820%	01/19/22		300	298,029
Digicel Ltd. (Jamaica),
Gtd. Notes, 144A
6.750%	03/01/23		900	359,868
Embarq Corp.,
Sr. Unsec’d. Notes
7.995%	06/01/36		1,175	1,162,820
Level 3 Financing, Inc.,
Sr. Sec’d. Notes, 144A
3.400%	03/01/27		190	181,061
SK Telecom Co. Ltd. (South Korea),
Sr. Unsec’d. Notes, 144A
3.750%	04/16/23		300	316,816

A24

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Telecommunications (cont’d.)
Sprint Capital Corp.,
Gtd. Notes
6.875%	11/15/28	900	$ 1,027,297
8.750%	03/15/32(a)	500	661,653
Sprint Communications, Inc.,
Sr. Unsec’d. Notes
7.000%	08/15/20	1,900	1,909,598
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC,
Sr. Sec’d. Notes, 144A
3.360%(c)	03/20/23	750	748,147
Telefonica Emisiones SA (Spain),
Gtd. Notes
5.134%	04/27/20	400	400,549
Verizon Communications, Inc.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.100%
2.792%(c)	05/15/25(a)	3,900	3,552,720
Sr. Unsec’d. Notes
4.522%	09/15/48	1,630	2,055,150
			22,154,963
Transportation — 0.1%
Indian Railway Finance Corp. Ltd. (India),
Sr. Unsec’d. Notes
3.835%	12/13/27	700	665,113
Lima Metro Line 2 Finance Ltd. (Peru),
Sr. Sec’d. Notes
5.875%	07/05/34	109	116,611
Sr. Sec’d. Notes, 144A
5.875%	07/05/34	4,137	4,431,203
Ryder System, Inc.,
Sr. Unsec’d. Notes, MTN
2.500%	05/11/20	100	100,051
Union Pacific Corp.,
Sr. Unsec’d. Notes
3.750%	02/05/70	845	821,733
			6,134,711
Trucking & Leasing — 0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
3.950%	03/10/25	2,800	2,901,088
SMBC Aviation Capital Finance DAC (Ireland),
Gtd. Notes, 144A
3.000%	07/15/22	500	500,407
			3,401,495

Total Corporate Bonds (cost $591,659,726)			551,980,813
Municipal Bonds — 0.3%
California — 0.0%
San Diego County Regional Airport Authority,
Taxable, Revenue Bonds, BABs, Series C
6.628%	07/01/40	1,100	1,103,014
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Municipal Bonds (continued)
California (cont’d.)
State of California,
General Obligation Unlimited, Taxable, BABs
7.625%	03/01/40	200	$ 324,078
			1,427,092
Georgia — 0.0%
Municipal Electric Authority of Georgia,
Taxable, Revenue Bonds, BABs
6.655%	04/01/57	1,766	2,322,325
Illinois — 0.1%
Chicago Transit Authority,
Taxable, Revenue Bonds, Series A
6.899%	12/01/40	600	804,444
State of Illinois,
General Obligation Unlimited, Series D
5.000%	11/01/22	2,440	2,529,475
			3,333,919
New York — 0.1%
Metropolitan Transportation Authority,
Taxable, Revenue Bonds, BABs
6.687%	11/15/40	1,500	1,967,805
New York City Water & Sewer System,
Revenue Bonds, BABs
5.952%	06/15/42	435	631,259
Port Authority of New York & New Jersey,
Revenue Bonds
4.458%	10/01/62	4,000	4,414,240
			7,013,304
Ohio — 0.1%
American Municipal Power, Inc.,
Taxable, Revenue Bonds, BABs, Series B
8.084%	02/15/50	1,500	2,505,030
Puerto Rico — 0.0%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue,
Revenue Bonds, Series A-1
5.000%	07/01/58	1,525	1,483,337
Texas — 0.0%
Texas Private Activity Bond Surface Transportation Corp.,
Taxable, Revenue Bonds, Series B
3.922%	12/31/49	375	355,001
Utah — 0.0%
Utah State Board of Regents,
Revenue Bonds, Series 2017-01, Class A
1.697%(cc)	01/25/57	1,024	1,013,022
Virginia — 0.0%
University of Virginia,
Taxable, Revenue Bonds, Series C
4.179%	09/01/2117	400	465,816

A25

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Municipal Bonds (continued)
West Virginia — 0.0%
Tobacco Settlement Finance Authority,
Revenue Bonds, Series B
10.067%(s)	06/01/47	5,100	$ 185,895

Total Municipal Bonds (cost $19,086,642)			20,104,741
Residential Mortgage-Backed Securities — 3.9%
Adjustable Rate Mortgage Trust,
Series 2005-05, Class 2A1
4.402%(cc)	09/25/35	66	56,666
Alternative Loan Trust,
Series 2005-21CB, Class A3
5.250%	06/25/35	6	5,504
Series 2005-56, Class 2A2, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 2.040% (Cap N/A, Floor 2.040%)
2.040%(c)	11/25/35	9	7,353
Series 2005-56, Class 2A3, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 1.500% (Cap N/A, Floor 1.500%)
1.500%(c)	11/25/35	9	7,181
Series 2005-62, Class 2A1, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 1.000% (Cap N/A, Floor 1.000%)
2.966%(c)	12/25/35	147	122,892
Series 2005-76, Class 2A1, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 1.000% (Cap N/A, Floor 1.000%)
2.966%(c)	02/25/36	11	9,257
Series 2005-81, Class A1, 1 Month LIBOR + 0.280% (Cap N/A, Floor 0.280%)
1.227%(c)	02/25/37	1,053	825,692
Series 2005-82, Class A1, 1 Month LIBOR + 0.270% (Cap N/A, Floor 0.270%)
1.217%(c)	02/25/36	2,342	1,867,304
Series 2005-J12, Class 2A1, 1 Month LIBOR + 0.540% (Cap 11.000%, Floor 0.270%)
1.487%(c)	08/25/35	1,535	900,836
Series 2006-02CB, Class A14
5.500%	03/25/36	23	15,307
Series 2006-40T1, Class 2A1
6.000%	12/25/36	1,090	470,489
Series 2006-OA02, Class A5, 1 Month LIBOR + 0.230% (Cap N/A, Floor 0.230%)
1.003%(c)	05/20/46	1,184	804,843
Series 2006-OA11, Class A1B, 1 Month LIBOR + 0.190% (Cap N/A, Floor 0.190%)
1.137%(c)	09/25/46	49	40,857
Series 2006-OA19, Class A1, 1 Month LIBOR + 0.180% (Cap N/A, Floor 0.180%)
0.953%(c)	02/20/47	1,492	991,826
Series 2006-OA22, Class A1, 1 Month LIBOR + 0.160% (Cap N/A, Floor 0.160%)
1.107%(c)	02/25/47	87	69,534
Series 2007-04CB, Class 1A35
6.000%	04/25/37	1,106	1,032,396
Series 2007-16CB, Class 5A1
6.250%	08/25/37	24	17,229
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Residential Mortgage-Backed Securities (continued)
American Home Mortgage Assets Trust,
Series 2007-01, Class A1, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 0.700% (Cap N/A, Floor 0.700%)
2.666%(c)	02/25/47		1,499	$ 652,030
Banc of America Funding Corp.,
Series 2015-R03, Class 1A1, 144A, 1 Month LIBOR + 0.190% (Cap N/A, Floor 0.000%)
1.137%(c)	03/27/36		1,537	1,444,989
Series 2015-R03, Class 2A1, 144A, 1 Month LIBOR + 0.130% (Cap N/A, Floor 0.130%)
1.077%(c)	02/27/37		1,693	1,568,875
Series 2015-R03, Class 6A1, 144A, 1 Month LIBOR + 0.170% (Cap N/A, Floor 0.170%)
1.117%(c)	05/27/36		1,000	969,628
Banc of America Funding Trust,
Series 2006-8T02, Class A10
5.753%	10/25/36		16	14,909
Series 2006-J, Class 4A1
4.184%(cc)	01/20/47		468	403,470
Series 2015-R02, Class 5A1, 144A, 1 Month LIBOR + 0.165% (Cap N/A, Floor 0.000%)
1.112%(c)	09/29/36		1,715	1,582,270
Series 2015-R04, Class 4A1, 144A
3.500%(cc)	01/27/30		204	200,690
Banc of America Mortgage Trust,
Series 2005-E, Class 2A1
4.636%(cc)	06/25/35		18	14,379
Series 2005-H, Class 2A1
4.096%(cc)	09/25/35		12	9,338
Series 2005-H, Class 2A5
4.096%(cc)	09/25/35		137	111,383
Bancaja 8 Fondo de Titulizacion de Activos (Spain),
Series 8, Class A
—%(p)	10/25/37	EUR	215	231,454
BCAP LLC Trust,
Series 2011-RR04, Class 8A2, 144A
8.673%(cc)	02/26/36		529	180,224
Series 2011-RR05, Class 12A2, 144A
4.844%(cc)	03/26/37		770	754,250
Bear Stearns ALT-A Trust,
Series 2005-07, Class 22A1
3.958%(cc)	09/25/35		110	80,266
Series 2005-09, Class 24A1
3.858%(cc)	11/25/35		67	54,815
Series 2005-10, Class 24A1
3.596%(cc)	01/25/36		105	98,787
Series 2006-02, Class 23A1
3.775%(cc)	03/25/36		120	92,079
Series 2006-04, Class 21A1
3.839%(cc)	08/25/36		119	101,518
Series 2006-05, Class 2A2
3.884%(cc)	08/25/36		193	114,607
Series 2006-06, Class 32A1
3.775%(cc)	11/25/36		283	209,642
Series 2006-08, Class 3A1, 1 Month LIBOR + 0.160% (Cap 10.500%, Floor 0.160%)
1.107%(c)	02/25/34		43	37,051

A26

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Bear Stearns ARM Trust,
Series 2003-05, Class 1A2
3.973%(cc)	08/25/33	3	$ 2,788
Series 2003-09, Class 2A1
3.995%(cc)	02/25/34	27	26,053
Series 2004-02, Class 22A
4.459%(cc)	05/25/34	7	6,284
Series 2004-10, Class 13A1
3.724%(cc)	01/25/35	36	32,169
Series 2004-10, Class 22A1
4.375%(cc)	01/25/35	24	19,901
Series 2005-01, Class 2A1
3.759%(cc)	03/25/35	19	16,583
Series 2005-04, Class 3A1
4.246%(cc)	08/25/35	215	185,620
Bear Stearns Mortgage Funding Trust,
Series 2006-AR05, Class 1A1, 1 Month LIBOR + 0.160% (Cap 10.500%, Floor 0.160%)
1.107%(c)	12/25/46	1,893	1,563,925
Bear Stearns Structured Products, Inc. Trust,
Series 2007-R06, Class 1A1
3.726%(cc)	01/26/36	589	433,055
Series 2007-R06, Class 2A1
2.207%(cc)	12/26/46	432	327,131
Bellemeade Re Ltd. (Bermuda),
Series 2017-01, Class M1, 144A, 1 Month LIBOR + 1.700% (Cap N/A, Floor 0.000%)
2.647%(c)	10/25/27	65	64,661
Series 2018-02A, Class M1B, 144A, 1 Month LIBOR + 1.350% (Cap N/A, Floor 0.000%)
2.297%(c)	08/25/28	253	251,004
Series 2018-02A, Class M1C, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 0.000%)
2.547%(c)	08/25/28	300	256,251
Series 2018-03A, Class M1B, 144A, 1 Month LIBOR + 1.850% (Cap N/A, Floor 1.850%)
2.797%(c)	10/25/28	418	415,047
Series 2019-02A, Class M1B, 144A, 1 Month LIBOR + 1.450% (Cap N/A, Floor 1.450%)
2.397%(c)	04/25/29	564	560,940
Series 2019-03A, Class M1A, 144A, 1 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
2.047%(c)	07/25/29	928	923,745
Series 2019-03A, Class M1B, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 1.600%)
2.547%(c)	07/25/29	1,200	1,026,671
Series 2019-04A, Class M1A, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 1.400%)
2.347%(c)	10/25/29	1,624	1,613,950
Series 2019-04A, Class M1B, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)
2.947%(c)	10/25/29	1,600	1,527,971
BVRT Financing Trust,
Series 2019-01, Class F, 144A
3.013%	09/15/21^	8,094	8,120,751
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Central Park Funding Trust,
Series 2018-01, Class A, 144A, 1 Month LIBOR + 1.500% (Cap N/A, Floor 1.500%)
3.081%(c)	11/01/23	4,900	$ 4,848,168
Chase Mortgage Finance Trust,
Series 2007-A02, Class 7A1
3.896%(cc)	07/25/37	94	75,101
CHL Mortgage Pass-Through Trust,
Series 2004-12, Class 11A1
3.785%(cc)	08/25/34	23	20,758
Series 2004-12, Class 12A1
4.107%(cc)	08/25/34	39	38,526
Series 2004-HYB05, Class 2A1
4.120%(cc)	04/20/35	15	13,135
Series 2005-02, Class 1A1, 1 Month LIBOR + 0.640% (Cap 10.500%, Floor 0.320%)
1.587%(c)	03/25/35	350	267,679
Series 2005-09, Class 1A1, 1 Month LIBOR + 0.600% (Cap N/A, Floor 0.300%)
1.547%(c)	05/25/35	420	318,282
Series 2005-HYB06, Class 5A1
3.467%(cc)	10/20/35	45	37,103
Series 2005-HYB09, Class 5A1, 12 Month LIBOR + 1.750% (Cap 11.000%, Floor 0.000%)
3.793%(c)	02/20/36	192	162,934
Series 2007-18, Class 1A1
6.000%	11/25/37	127	93,931
CIM Trust,
Series 2017-02, Class A1, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)
3.581%(c)	12/25/57	1,039	1,069,857
Series 2017-03, Class A1, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 0.000%)
3.581%(c)	01/25/57	452	446,461
Series 2017-06, Class A1, 144A
3.015%(cc)	06/25/57	2,701	2,506,527
Series 2017-08, Class A1, 144A
3.000%(cc)	12/25/65	1,919	1,802,654
Series 2019-INV01, Class A2, 144A, 1 Month LIBOR + 1.000% (Cap 6.500%, Floor 1.000%)
1.947%(c)	02/25/49	2,304	2,271,925
Citigroup Mortgage Loan Trust,
Series 2004-HYB02, Class 2A
4.023%(cc)	03/25/34	17	15,947
Series 2005-11, Class A2A, 1 Year US Treasury Yield Curve Rate T Note Constant Maturity + 2.400% (Cap 9.844%, Floor 2.400%)
4.380%(c)	10/25/35	328	292,315
Series 2011-12, Class 3A2, 144A
3.792%(cc)	09/25/47	419	348,934
Series 2019-B, Class A1, 144A
3.258%(cc)	04/25/66	94	92,604
Citigroup Mortgage Loan Trust, Inc.,
Series 2004-NCM02, Class 1CB1
5.500%	08/25/34	22	20,690
Series 2005-10, Class 1A2A
3.559%(cc)	12/25/35	34	21,370

A27

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Residential Mortgage-Backed Securities (continued)
Connecticut Avenue Securities Trust,
Series 2019-R04, Class 2M2, 144A, 1 Month LIBOR + 2.100% (Cap N/A, Floor 0.000%)
3.047%(c)	06/25/39		1,000	$ 813,281
Series 2019-R07, Class 1M2, 144A, 1 Month LIBOR + 2.100% (Cap N/A, Floor 0.000%)
3.047%(c)	10/25/39		100	80,573
Series 2020-R01, Class 1M2, 144A, 1 Month LIBOR + 2.050% (Cap N/A, Floor 0.000%)
2.997%(c)	01/25/40		1,100	654,500
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2004-22, Class A3
3.826%(cc)	11/25/34		471	421,653
Credit Suisse Mortgage Capital Certificates,
Series 2019-RPL04, Class A1, 144A
3.549%	08/26/58		561	582,891
Credit Suisse Mortgage Trust,
Series 2007-03, Class 1A6A
5.579%(cc)	04/25/37		188	73,982
Series 2010-18R, Class 4A4, 144A
3.500%(cc)	04/26/38		608	585,069
Series 2019-06R, Class 1A1, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 1.400%)
2.756%(c)	10/25/46		2,972	2,641,397
Series 2019-RPL08, Class A1, 144A
3.322%(cc)	10/25/58		572	594,049
Series 2019-RPL09, Class A1, 144A
3.319%(cc)	10/27/59		1,675	1,627,645
Series 2020-WL01, Class A, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 0.000%)
3.060%(c)	12/26/59^		4,650	4,650,088
CSFB Mortgage-Backed Trust,
Series 2004-AR06, Class 9A2, 1 Month LIBOR + 0.740% (Cap 11.000%, Floor 0.370%)
1.687%(c)	10/25/34		25	25,216
Deutsche Alt-A Securities Mortgage Loan Trust,
Series 2003-03, Class 3A1
5.000%	10/25/18(d)		3	3,239
Series 2007-AR02, Class A1, 1 Month LIBOR + 0.150% (Cap 10.500%, Floor 0.150%)
1.097%(c)	03/25/37		999	788,433
Deutsche Alt-B Securities Mortgage Loan Trust,
Series 2006-AB04, Class A1B1, 1 Month LIBOR + 0.100% (Cap 9.000%, Floor 0.100%)
1.047%(c)	10/25/36		6	3,767
Series 2006-AB04, Class A6A2
5.886%	10/25/36		42	36,142
Dukinfield PLC (United Kingdom),
Series 1, Class A, 3 Month GBP LIBOR + 1.000% (Cap N/A, Floor 0.000%)
1.759%(c)	08/15/45	GBP	1,508	1,855,193
Durham Mortgages A PLC (United Kingdom),
Series 2018-AX, Class A, 3 Month GBP LIBOR + 0.550% (Cap N/A, Floor 0.000%)
1.301%(c)	03/31/53	GBP	1,483	1,818,288
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Residential Mortgage-Backed Securities (continued)
Eagle Re Ltd. (Bermuda),
Series 2018-01, Class M1, 144A, 1 Month LIBOR + 1.700% (Cap N/A, Floor 1.700%)
2.647%(c)	11/25/28		772	$ 768,086
Series 2019-01, Class M1B, 144A, 1 Month LIBOR + 1.800% (Cap N/A, Floor 0.000%)
2.747%(c)	04/25/29		288	286,942
EuroMASTR PLC (United Kingdom),
Series 2007-01V, Class A2, 3 Month GBP LIBOR + 0.200% (Cap N/A, Floor 0.000%)
0.687%(c)	06/15/40	GBP	796	867,274
Eurosail PLC (United Kingdom),
Series 2006-04X, Class A3C, 3 Month GBP LIBOR + 0.160% (Cap N/A, Floor 0.000%)
0.694%(c)	12/10/44	GBP	514	627,500
Eurosail-UK PLC (United Kingdom),
Series 2007-03X, Class A3A, 3 Month GBP LIBOR + 0.950% (Cap N/A, Floor 0.000%)
1.456%(c)	06/13/45	GBP	423	495,727
Series 2007-03X, Class A3C, 3 Month GBP LIBOR + 0.950% (Cap N/A, Floor 0.000%)
1.456%(c)	06/13/45	GBP	141	165,222
Fannie Mae Connecticut Avenue Securities,
Series 2018-C06, Class 1M2, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)
2.947%(c)	03/25/31		969	852,472
Fannie Mae REMICS,
Series 2005-54, Class ZM
4.500%	06/25/35		57	63,801
Series 2006-118, Class A2, 1 Month LIBOR + 0.060% (Cap N/A, Floor 0.060%)
1.687%(c)	12/25/36		30	29,366
Series 2015-87, Class BF, 1 Month LIBOR + 0.300% (Cap 6.000%, Floor 0.300%)
1.247%(c)	12/25/45		1,395	1,372,668
Series 2018-16, Class MB
3.500%	07/25/46		4,000	4,319,239
Series 2019-05, Class FA, 1 Month LIBOR + 0.400% (Cap 6.500%, Floor 0.400%)
1.347%(c)	03/25/49		3,124	3,081,977
First Horizon Alternative Mortgage Securities Trust,
Series 2005-AA01, Class 1A1
3.507%(cc)	03/25/35		269	195,271
First Horizon Mortgage Pass-Through Trust,
Series 2007-AR01, Class 1A1
4.096%(cc)	05/25/37		186	111,354
Freddie Mac Reference REMIC,
Series R006, Class ZA
6.000%	04/15/36		82	98,171
Freddie Mac REMICS,
Series 2906, Class GZ
5.000%	09/15/34		259	298,271
Series 4289, Class WZ
3.000%	01/15/44		761	820,723
Series 4768, Class VB
3.500%	06/15/38		1,300	1,403,888

A28

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 4779, Class WF, 1 Month LIBOR + 0.350% (Cap N/A, Floor 0.000%)
2.005%(c)	07/15/44	811	$ 806,402
Freddie Mac Strips,
Series 278, Class F1, 1 Month LIBOR + 0.450% (Cap 6.500%, Floor 0.450%)
1.155%(c)	09/15/42	532	537,166
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2014-DN04, Class M3, 1 Month LIBOR + 4.550% (Cap N/A, Floor 0.000%)
5.497%(c)	10/25/24	184	174,428
Series 2016-HQA02, Class M2, 1 Month LIBOR + 2.250% (Cap N/A, Floor 0.000%)
3.197%(c)	11/25/28	127	124,699
Series 2016-HQA03, Class M2, 1 Month LIBOR + 1.350% (Cap N/A, Floor 0.000%)
2.297%(c)	03/25/29	339	324,453
Series 2020-DNA02, Class M2, 144A, 1 Month LIBOR + 1.850% (Cap N/A, Floor 1.850%)
2.797%(c)	02/25/50	1,030	654,258
Series 2020-HQA02, Class M2, 144A, 1 Month LIBOR + 3.100% (Cap N/A, Floor 0.000%)
3.911%(c)	03/25/50	80	51,510
Freddie Mac Structured Agency Credit Risk Trust,
Series 2018-DNA03, Class M1, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.000%)
1.697%(c)	09/25/48	361	355,734
Series 2019-DNA01, Class M2, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 0.000%)
3.597%(c)	01/25/49	110	96,778
GCAT LLC,
Series 2019-04, Class A1, 144A
3.228%	11/26/49	4,460	3,617,489
Government National Mortgage Assoc.,
Series 2014-H01, Class FD, 1 Month LIBOR + 0.650% (Cap 11.000%, Floor 0.650%)
2.312%(c)	01/20/64	1,266	1,256,381
Series 2014-H14, Class DF, 1 Month LIBOR + 0.500% (Cap 11.000%, Floor 0.500%)
2.162%(c)	07/20/64	2,038	2,015,077
Series 2015-142, Class DZ
4.000%	10/20/45	2,386	2,688,800
Series 2015-H30, Class FA, 1 Month LIBOR + 0.680% (Cap N/A, Floor 0.680%)
2.342%(c)	08/20/61	18	17,961
Series 2016-H02, Class FH, 1 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)
2.662%(c)	01/20/66	2,047	2,041,142
Series 2017-H10, Class FB, 12 Month LIBOR + 0.750% (Cap 7.500%, Floor 0.750%)
3.629%(c)	04/20/67	6,396	6,375,838
Series 2018-H15, Class FG, 12 Month LIBOR + 0.150% (Cap 7.500%, Floor 0.150%)
2.266%(c)	08/20/68	1,374	1,322,825
Series 2019-20, Class FE, 1 Month LIBOR + 0.400% (Cap 6.500%, Floor 0.400%)
1.173%(c)	02/20/49	2,951	2,920,015
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Residential Mortgage-Backed Securities (continued)
Great Hall Mortgages No 1 PLC (United Kingdom),
Series 2006-01, Class A2A, 3 Month GBP LIBOR + 0.150% (Cap N/A, Floor 0.000%)
0.663%(c)	06/18/38	GBP	29	$ 35,745
Series 2007-01, Class A2A, 3 Month GBP LIBOR + 0.130% (Cap N/A, Floor 0.000%)
0.643%(c)	03/18/39	GBP	48	57,142
Greenpoint Mortgage Pass-Through Certificates,
Series 2003-01, Class A1
4.286%(cc)	10/25/33		128	118,807
GreenPoint MTA Trust,
Series 2005-AR03, Class 1A1, 1 Month LIBOR + 0.240% (Cap 10.500%, Floor 0.240%)
1.187%(c)	08/25/45		1,332	1,049,380
GSMSC Resecuritization Trust,
Series 2015-03R, Class 1A1, 144A, 1 Month LIBOR + 0.140% (Cap N/A, Floor 0.140%)
1.087%(c)	01/26/37		321	315,425
Series 2015-03R, Class 1A2, 144A, 1 Month LIBOR + 0.140% (Cap N/A, Floor 0.140%)
1.087%(c)	01/26/37		1,300	1,180,566
GSR Mortgage Loan Trust,
Series 2003-01, Class A2, 1 Year US Treasury Yield Curve Rate T Note Constant Maturity + 1.750% (Cap N/A, Floor 1.750%)
2.930%(c)	03/25/33		4	3,870
Series 2005-AR01, Class 1A1
4.310%(cc)	01/25/35		7	6,423
Series 2005-AR02, Class 2A1
3.914%(cc)	04/25/35		104	88,676
Series 2005-AR03, Class 6A1
3.974%(cc)	05/25/35		153	131,143
Series 2006-AR01, Class 2A1
3.932%(cc)	01/25/36		64	58,101
HarborView Mortgage Loan Trust,
Series 2004-01, Class 2A
3.763%(cc)	04/19/34		45	38,352
Series 2005-04, Class 3A1
4.293%(cc)	07/19/35		20	16,748
Series 2005-09, Class 2A1A, 1 Month LIBOR + 0.340% (Cap 11.000%, Floor 0.340%)
1.113%(c)	06/20/35		1,304	1,198,640
Series 2005-09, Class B1, 1 Month LIBOR + 0.600% (Cap N/A, Floor 0.600%)
1.373%(c)	06/20/35		783	725,967
Series 2005-10, Class 2A1A, 1 Month LIBOR + 0.310% (Cap 11.000%, Floor 0.310%)
1.060%(c)	11/19/35		395	316,296
Series 2006-05, Class 2A1A, 1 Month LIBOR + 0.180% (Cap N/A, Floor 0.180%)
0.930%(c)	07/19/46		70	38,623
Hawksmoor Mortgages (United Kingdom),
Series 2019-01A, Class A, 144A, 3 Month Sterling Overnight Index Average + 1.050% (Cap N/A, Floor 0.000%)
1.761%(c)	05/25/53	GBP	6,378	7,487,099

A29

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Home Re Ltd. (Bermuda),
Series 2018-01, Class M1, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 0.000%)
2.547%(c)	10/25/28	107	$ 106,354
Series 2019-01, Class M1, 144A, 1 Month LIBOR + 1.650% (Cap N/A, Floor 0.000%)
2.597%(c)	05/25/29	318	316,570
HomeBanc Mortgage Trust,
Series 2005-04, Class A2, 1 Month LIBOR + 0.330% (Cap 11.500%, Floor 0.330%)
1.277%(c)	10/25/35	59	57,196
Impac Secured Assets Trust,
Series 2007-01, Class A2, 1 Month LIBOR + 0.160% (Cap 11.500%, Floor 0.160%)
1.107%(c)	03/25/37	880	799,812
IndyMac INDA Mortgage Loan Trust,
Series 2005-AR01, Class 2A1
4.226%(cc)	11/25/35	6	5,900
Series 2007-AR01, Class 1A2
3.680%(cc)	03/25/37	602	502,951
IndyMac INDX Mortgage Loan Trust,
Series 2004-AR10, Class 1A1, 1 Month LIBOR + 0.840% (Cap N/A, Floor 0.420%)
1.787%(c)	05/25/34	373	307,387
Series 2005-AR12, Class 2A1A, 1 Month LIBOR + 0.480% (Cap 11.000%, Floor 0.240%)
1.427%(c)	07/25/35	1,984	1,668,059
Series 2005-AR18, Class 2A1A, 1 Month LIBOR + 0.310% (Cap 10.500%, Floor 0.310%)
1.257%(c)	10/25/36	1,064	689,362
Series 2006-AR12, Class A1, 1 Month LIBOR + 0.190% (Cap N/A, Floor 0.190%)
1.137%(c)	09/25/46	200	155,824
JPMorgan Mortgage Trust,
Series 2003-A02, Class 3A1
3.659%(cc)	11/25/33	3	2,719
Series 2005-A02, Class 7CB1
5.141%(cc)	04/25/35	21	20,154
Series 2005-A06, Class 2A1
4.559%(cc)	08/25/35	15	13,624
Series 2005-ALT01, Class 3A1
3.713%(cc)	10/25/35	51	39,674
Series 2006-A01, Class 3A2
3.740%(cc)	02/25/36	18	14,285
Series 2006-A07, Class 2A2
3.803%(cc)	01/25/37	716	581,943
Series 2007-A01, Class 1A1
4.539%(cc)	07/25/35	15	14,066
Series 2007-S03, Class 1A90
7.000%	08/25/37	188	137,345
Kensington Mortgage Securities PLC (United Kingdom),
Series 2007-01X, Class A3C, 3 Month LIBOR + 0.170% (Cap N/A, Floor 0.000%)
0.911%(c)	06/14/40	2,350	2,219,592
Legacy Mortgage Asset Trust,
Series 2019-GS06, Class A1, 144A
3.000%	06/25/59	951	838,252
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Residential Mortgage-Backed Securities (continued)
Series 2019-PR01, Class A1, 144A
3.858%	09/25/59		2,778	$ 2,618,488
Series 2020-GS01, Class A1, 144A
2.882%	10/25/59		198	196,686
Lehman XS Trust,
Series 2007-04N, Class 1A2A, 1 Month LIBOR + 0.160% (Cap N/A, Floor 0.160%)
1.107%(c)	03/25/47		251	263,240
Series 2007-12N, Class 2A1, 1 Month LIBOR + 0.180% (Cap N/A, Floor 0.180%)
1.127%(c)	07/25/37		1,241	958,476
Series 2007-20N, Class A1, 1 Month LIBOR + 1.150% (Cap N/A, Floor 0.000%)
2.097%(c)	12/25/37		1,804	1,455,469
LSTAR Securities Investment Trust,
Series 2019-02, Class A1, 144A, 1 Month LIBOR + 1.500% (Cap N/A, Floor 0.000%)
3.081%(c)	04/01/24		537	528,855
Ludgate Funding PLC (United Kingdom),
Series 2007-01, Class A2B, 3 Month EURIBOR + 0.160% (Cap N/A, Floor 0.000%)
0.000%(c)	01/01/61	EUR	2,861	2,909,738
Mansard Mortgages PLC (United Kingdom),
Series 2007-02X, Class A1, 3 Month GBP LIBOR + 0.650% (Cap N/A, Floor 0.000%)
1.137%(c)	12/15/49	GBP	1,472	1,758,311
MASTR Adjustable Rate Mortgages Trust,
Series 2003-06, Class 2A1
3.593%(cc)	12/25/33		46	39,445
Merrill Lynch Mortgage Investors Trust,
Series 2003-A02, Class 1A1
3.747%(cc)	02/25/33		31	26,542
MetLife Securitization Trust,
Series 2018-01A, Class A, 144A
3.750%(cc)	03/25/57		473	476,638
Morgan Stanley Mortgage Loan Trust,
Series 2006-08AR, Class 5A4
3.798%(cc)	06/25/36		43	39,611
Mortgage Insurance-Linked Notes,
Series 2020-01, Class M1B, 144A, 1 Month LIBOR + 1.450% (Cap N/A, Floor 1.450%)
2.397%(c)	02/25/30		200	182,964
NCUA Guaranteed Notes Trust,
Series 2010-R01, Class 1A, 1 Month LIBOR + 0.450% (Cap 7.000%, Floor 0.450%)
1.466%(c)	10/07/20		65	65,337
Series 2010-R03, Class 1A, 1 Month LIBOR + 0.560% (Cap 8.000%, Floor 0.560%)
1.576%(c)	12/08/20		122	121,327
Series 2010-R03, Class 2A, 1 Month LIBOR + 0.560% (Cap 8.000%, Floor 0.560%)
1.576%(c)	12/08/20		944	943,982
New Residential Mortgage Loan Trust,
Series 2018-01A, Class A1A, 144A
4.000%(cc)	12/25/57		989	1,022,780
Series 2018-03A, Class A1, 144A
4.500%(cc)	05/25/58		299	309,745

A30

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Residential Mortgage-Backed Securities (continued)
Series 2018-04A, Class A1S, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.750%)
1.697%(c)	01/25/48		475	$ 440,840
Series 2019-RPL03, Class A1, 144A
2.750%(cc)	07/25/59		6,437	6,410,098
Series 2020-RPL01, Class A1, 144A
2.750%(cc)	11/25/59		2,457	2,462,837
Newgate Funding PLC (United Kingdom),
Series 2006-01, Class MB, 3 Month EURIBOR + 0.230% (Cap N/A, Floor 0.000%)
0.000%(c)	12/01/50	EUR	495	489,411
Series 2007-01X, Class A3, 3 Month GBP LIBOR + 0.160% (Cap N/A, Floor 0.000%)
0.761%(c)	12/01/50	GBP	2,867	3,193,246
Series 2007-02X, Class A2, 3 Month GBP LIBOR + 0.130% (Cap N/A, Floor 0.000%)
0.617%(c)	12/15/50	GBP	183	226,236
Series 2007-03X, Class A2B, 3 Month EURIBOR + 0.600% (Cap N/A, Floor 0.000%)
0.111%(c)	12/15/50	EUR	1,817	1,914,254
Series 2007-03X, Class A3, 3 Month GBP LIBOR + 1.000% (Cap N/A, Floor 0.000%)
1.487%(c)	12/15/50	GBP	931	1,105,991
Series 2007-03X, Class BA, 3 Month GBP LIBOR + 1.250% (Cap N/A, Floor 0.000%)
1.737%(c)	12/15/50	GBP	233	265,431
Oaktown Re II Ltd. (Bermuda),
Series 2018-01A, Class M1, 144A, 1 Month LIBOR + 1.550% (Cap N/A, Floor 0.000%)
2.497%(c)	07/25/28		273	271,431
Oaktown Re III Ltd. (Bermuda),
Series 2019-01A, Class M1A, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 1.400%)
2.347%(c)	07/25/29		460	457,946
OBX Trust,
Series 2018-01, Class A2, 144A, 1 Month LIBOR + 0.650% (Cap N/A, Floor 0.000%)
1.597%(c)	06/25/57		154	144,111
Park Avenue Funding Trust,
Series 2019-01, Class PT, 144A, 1 Month LIBOR + 1.500% (Cap N/A, Floor 1.500%)
3.113%(c)	11/27/20		2,546	2,466,587
Series 2019-04, Class PT, 144A, 1 Month LIBOR + 1.500% (Cap N/A, Floor 1.500%)
2.459%(c)	05/27/21		11,897	11,814,932
Series 2020-01, Class PT, 144A, 1 Month LIBOR + 1.500% (Cap N/A, Floor 1.500%)
4.000%(c)	08/27/21^		1,799	1,798,606
Provident Funding Mortgage Loan Trust,
Series 2003-01, Class A
4.737%(cc)	08/25/33		22	18,759
Radnor Re Ltd. (Bermuda),
Series 2019-02, Class M1A, 144A, 1 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)
2.147%(c)	06/25/29		180	179,690
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Residential Mortgage-Backed Securities (continued)
RALI Trust,
Series 2005-QS13, Class 2A3
5.750%	09/25/35		68	$ 61,258
Series 2006-QO06, Class A1, 1 Month LIBOR + 0.180% (Cap N/A, Floor 0.180%)
1.127%(c)	06/25/46		541	154,183
Series 2007-QH08, Class A
2.910%(cc)	10/25/37		520	411,145
Series 2007-QO02, Class A1, 1 Month LIBOR + 0.150% (Cap N/A, Floor 0.150%)
1.097%(c)	02/25/47		1,557	688,155
Series 2007-QS03, Class A3
6.250%	02/25/37		2,434	2,041,136
Reperforming Loan REMIC Trust,
Series 2004-R02, Class 1AF2, 144A, 1 Month LIBOR + 0.420% (Cap 8.500%, Floor 0.420%)
2.001%(c)	11/25/34		893	760,350
Series 2006-R01, Class AF1, 144A, 1 Month LIBOR + 0.340% (Cap 9.500%, Floor 0.340%)
1.287%(c)	01/25/36		1,068	967,607
Residential Asset Securitization Trust,
Series 2005-A04, Class A1, 1 Month LIBOR + 0.450% (Cap 5.500%, Floor 0.450%)
1.397%(c)	04/25/35		206	123,618
RESIMAC Bastille Trust (Australia),
Series 2018-01NCA, Class A1, 144A, 1 Month LIBOR + 0.850% (Cap N/A, Floor 0.000%)
2.227%(c)	12/05/59		417	416,223
Series 2019-01NCA, Class A1, 144A, 1 Month LIBOR + 0.930% (Cap N/A, Floor 0.000%)
2.307%(c)	09/05/57		1,529	1,498,588
Resloc UK PLC (United Kingdom),
Series 2007-01X, Class A3B, 3 Month GBP LIBOR + 0.160% (Cap N/A, Floor 0.000%)
0.647%(c)	12/15/43	GBP	1,284	1,480,706
Series 2007-01X, Class M1B, 3 Month GBP LIBOR + 0.220% (Cap N/A, Floor 0.000%)
0.707%(c)	12/15/43	GBP	622	674,531
RFMSI Trust,
Series 2005-SA04, Class 1A21
4.226%(cc)	09/25/35		206	144,291
Series 2006-SA01, Class 2A1
4.813%(cc)	02/25/36		47	35,896
Ripon Mortgages PLC (United Kingdom),
Series 01X, Class A2, 3 Month GBP LIBOR + 0.800% (Cap N/A, Floor 0.000%)
1.551%(c)	08/20/56	GBP	1,834	2,224,785
RMAC Securities No. 1 PLC (United Kingdom),
Series 2006-NS03X, Class A2A, 3 Month GBP LIBOR + 0.150% (Cap N/A, Floor 0.000%)
0.929%(c)	06/12/44	GBP	1,872	2,164,209
Sequoia Mortgage Trust,
Series 2007-03, Class 1A1, 1 Month LIBOR + 0.200% (Cap 11.500%, Floor 0.200%)
0.973%(c)	07/20/36		59	52,064

A31

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Residential Mortgage-Backed Securities (continued)
Silverstone Master Issuer PLC (United Kingdom),
Series 2019-01A, Class 2A, 144A, 3 Month Sterling Overnight Index Average + 0.750%
1.461%(c)	01/21/70	GBP	249	$ 301,077
Stanlington No 1 PLC (United Kingdom),
Series 2017-01, Class A, 3 Month GBP LIBOR + 1.000% (Cap N/A, Floor 0.000%)
1.460%(c)	06/12/46	GBP	1,260	1,555,794
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-01, Class 4A1
3.872%(cc)	02/25/34		65	58,168
Series 2004-04, Class 3A2
4.111%(cc)	04/25/34		8	7,059
Series 2004-18, Class 3A1
3.829%(cc)	12/25/34		1,892	1,680,567
Series 2005-01, Class 2A
3.823%(cc)	02/25/35		1,592	1,350,174
Series 2005-18, Class 6A1
4.099%(cc)	09/25/35		164	145,713
Structured Asset Mortgage Investments II Trust,
Series 2004-AR05, Class 1A1, 1 Month LIBOR + 0.660% (Cap 11.000%, Floor 0.330%)
1.410%(c)	10/19/34		5	4,687
Series 2005-AR05, Class A2, 1 Month LIBOR + 0.250% (Cap 11.000%, Floor 0.250%)
1.000%(c)	07/19/35		72	61,637
Series 2006-AR03, Class 12A1, 1 Month LIBOR + 0.220% (Cap 10.500%, Floor 0.220%)
1.167%(c)	05/25/36		116	100,363
Series 2006-AR07, Class A10, 1 Month LIBOR + 0.200% (Cap 11.500%, Floor 0.200%)
1.147%(c)	08/25/36		523	769,845
Series 2006-AR07, Class A1BG, 1 Month LIBOR + 0.120% (Cap 10.500%, Floor 0.120%)
1.067%(c)	08/25/36		1,949	1,538,340
Series 2007-AR04, Class A3, 1 Month LIBOR + 0.220% (Cap 11.500%, Floor 0.220%)
1.167%(c)	09/25/47		396	329,072
Structured Asset Securities Corp.,
Series 2006-RF01, Class 1A, 144A, 1 Month LIBOR + 0.280% (Cap N/A, Floor 0.280%)
1.227%(c)	01/25/36		452	372,551
Structured Asset Securities Corp. Mortgage Loan Trust,
Series 2006-RF04, Class 1A1, 144A, 1 Month LIBOR + 0.290% (Cap N/A, Floor 0.290%)
1.237%(c)	10/25/36		965	746,781
TBW Mortgage-Backed Trust,
Series 2006-04, Class A6
5.970%(cc)	09/25/36		284	14,478
Thornburg Mortgage Securities Trust,
Series 2007-03, Class 2A1, 12 Month LIBOR + 1.250% (Cap 10.500%, Floor 1.250%)
2.187%(c)	06/25/47		51	44,153
Towd Point Mortgage Funding (United Kingdom),
Series 2019-A13A, Class A1, 144A, 3 Month Sterling Overnight Index Average + 0.900% (Cap N/A, Floor 0.000%)
1.611%(c)	07/20/45	GBP	7,256	8,741,715
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Residential Mortgage-Backed Securities (continued)
Series 2019-V2A, Class A, 144A, 3 Month Sterling Overnight Index Average + 1.200%
1.911%(c)	02/20/54	GBP	1,546	$ 1,879,686
Towd Point Mortgage Funding PLC (United Kingdom),
Series 2019-GR4A, Class A1, 144A, 3 Month GBP LIBOR + 1.025% (Cap N/A, Floor 0.000%)
1.724%(c)	10/20/51	GBP	5,026	6,134,392
Trinity Square PLC (United Kingdom),
Series 2015-01A, Class A, 144A, 3 Month GBP LIBOR + 1.150% (Cap N/A, Floor 0.000%)
1.875%(c)	07/15/51	GBP	692	856,427
Wachovia Mortgage Loan Trust LLC Trust,
Series 2007-A, Class 3A1
4.261%(cc)	03/20/37		57	46,825
WaMu Mortgage Pass-Through Certificates Trust,
Series 2002-AR17, Class 1A, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 1.200% (Cap N/A, Floor 1.200%)
3.166%(c)	11/25/42		1	695
Series 2005-AR10, Class 3A1
3.479%(cc)	08/25/35		1	861
Series 2005-AR16, Class 1A3
3.752%(cc)	12/25/35		307	265,170
Series 2006-AR02, Class 2A1
3.573%(cc)	03/25/36		155	123,337
Series 2006-AR05, Class A12A, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 0.980% (Cap N/A, Floor 0.980%)
2.946%(c)	06/25/46		29	25,102
Series 2006-AR07, Class 3A, Cost of Funds for the 11th District of San Francisco+ 1.500% (Cap N/A, Floor 1.500%)
2.484%(c)	07/25/46		199	155,236
Series 2006-AR10, Class 1A2
3.725%(cc)	09/25/36		34	29,144
Series 2006-AR13, Class 2A, Cost of Funds for the 11th District of San Francisco+ 1.500% (Cap N/A, Floor 1.500%)
2.484%(c)	10/25/46		17	13,435
Series 2006-AR15, Class 2A, Cost of Funds for the 11th District of San Francisco+ 1.500% (Cap N/A, Floor 1.500%)
2.484%(c)	11/25/46		65	53,741
Series 2006-AR19, Class 1A1A, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 0.730% (Cap N/A, Floor 0.730%)
2.696%(c)	01/25/47		88	76,132
Series 2007-HY01, Class 3A3
3.655%(cc)	02/25/37		3,384	2,709,792
Series 2007-OA03, Class 2A, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 0.770% (Cap N/A, Floor 0.770%)
2.736%(c)	04/25/47		3,639	2,689,953
Washington Mutual Mortgage Pass-Through Certificates,
Series 2005-02, Class 1A3, 1 Month LIBOR + 0.450% (Cap 5.500%, Floor 0.450%)
1.397%(c)	04/25/35		517	379,579
Series 2006-01, Class 2CB2
7.000%	02/25/36		1,222	865,867
Series 2006-AR05, Class 3A, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 0.940% (Cap N/A, Floor 0.940%)
2.906%(c)	07/25/46		34	20,738

A32

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Residential Mortgage-Backed Securities (continued)
Series 2007-OA03, Class 2A, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 0.750% (Cap N/A, Floor 0.750%)
2.716%(c)	02/25/47		452	$ 343,245

Total Residential Mortgage-Backed Securities (cost $237,522,884)				224,131,923
Sovereign Bonds — 5.2%
Argentina Bocon (Argentina),
Unsec’d. Notes, Series PR15, Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 0.000%
42.781%(c)	10/04/22	ARS	83	1,045
Argentina POM Politica Monetaria (Argentina),
Bonds
38.040%(c)	06/21/20	ARS	57,808	434,440
Argentine Republic Government International Bond (Argentina),
Sr. Unsec’d. Notes
4.625%	01/11/23		1,475	428,974
6.875%	04/22/21		1,630	477,951
7.820%	12/31/33	EUR	884	327,154
7.820%	12/31/33	EUR	630	230,721
8.280%	12/31/33		526	184,530
Australia Government Bond (Australia),
Sr. Unsec’d. Notes
3.000%	09/20/25	AUD	3,120	2,750,267
Sr. Unsec’d. Notes, Series 22CI
1.250%	02/21/22	AUD	2,650	1,912,272
Autonomous Community of Catalonia (Spain),
Sr. Unsec’d. Notes
4.220%	04/26/35	EUR	400	541,997
Bahamas Government International Bond (Bahamas),
Sr. Unsec’d. Notes
6.000%	11/21/28		2,300	2,033,133
Bonos del Tesoro Nacional en Pesos Badlar (Argentina),
Bonds, Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 2.000%
36.575%(c)	04/03/22	ARS	9,899	73,570
Brazil Minas SPE via State of Minas Gerais (Brazil),
Gov’t. Gtd. Notes
5.333%	02/15/28		876	878,954
Canadian Government Bond (Canada),
Bonds
2.750%	12/01/48	CAD	8,800	8,388,685
Canadian Government Real Return Bond (Canada),
Bonds, Series CPI
4.250%	12/01/26	CAD	1,869	1,664,424
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
5.000%	06/15/45		580	595,231
5.625%	02/26/44		2,000	2,182,721
Deutsche Bundesrepublik Inflation Linked Bond (Germany),
Bonds
0.100%	04/15/23	EUR	860	969,591
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes
5.500%	01/27/25		5,000	4,759,709
5.950%	01/25/27		2,000	1,884,154
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
6.400%	06/05/49		2,000	$ 1,744,112
Sr. Unsec’d. Notes, 144A
6.000%	07/19/28		500	470,125
7.500%	05/06/21		1,433	1,433,333
Ecuador Government International Bond (Ecuador),
Sr. Unsec’d. Notes
8.750%	06/02/23		4,000	1,204,929
Egypt Government International Bond (Egypt),
Sr. Unsec’d. Notes, 144A, MTN
4.750%	04/11/25	EUR	755	726,051
4.750%	04/16/26	EUR	1,385	1,310,718
6.375%	04/11/31	EUR	875	767,205
Sr. Unsec’d. Notes, EMTN
5.625%	04/16/30	EUR	3,000	2,531,493
Sr. Unsec’d. Notes, MTN
7.500%	01/31/27		2,000	1,818,043
El Salvador Government International Bond (El Salvador),
Sr. Unsec’d. Notes
6.375%	01/18/27		3,300	2,893,289
Finland Government Bond (Finland),
Sr. Unsec’d. Notes, 144A
0.500%	04/15/26(v)	EUR	3,300	3,805,481
0.875%	09/15/25	EUR	4,600	5,400,611
French Republic Government Bond OAT (France),
Bonds
2.100%	07/25/23	EUR	3,882	4,635,773
Bonds, 144A
1.500%	05/25/50(v)	EUR	6,400	8,432,473
Ghana Government International Bond (Ghana),
Sr. Unsec’d. Notes
7.625%	05/16/29		5,000	3,575,731
Sr. Unsec’d. Notes, 144A
6.375%	02/11/27		790	580,852
Guatemala Government Bond (Guatemala),
Sr. Unsec’d. Notes
4.500%	05/03/26		2,500	2,400,854
5.750%	06/06/22		4,000	4,066,974
Hellenic Republic Government Bond (Greece),
Bonds
3.650%(cc)	02/24/23	EUR	120	141,450
3.650%(cc)	02/24/24	EUR	68	81,322
3.650%(cc)	02/24/25	EUR	139	168,633
3.650%(cc)	02/24/26	EUR	408	503,205
3.650%(cc)	02/24/27	EUR	68	85,142
3.650%(cc)	02/24/28	EUR	68	85,632
3.650%(cc)	02/24/29	EUR	2,068	2,658,847
3.650%(cc)	02/24/30	EUR	668	864,718
3.650%(cc)	02/24/31	EUR	68	88,676
3.650%(cc)	02/24/32	EUR	158	211,641
3.650%(cc)	02/24/33	EUR	168	224,348
3.650%(cc)	02/24/34	EUR	578	787,924
3.650%(cc)	02/24/35	EUR	68	94,187
3.650%(cc)	02/24/36	EUR	68	94,871
3.650%(cc)	02/24/37	EUR	1,268	1,795,755
3.650%(cc)	02/24/38	EUR	68	96,134
3.650%(cc)	02/24/39	EUR	2,068	2,938,428
3.650%(cc)	02/24/40	EUR	68	97,440
3.650%(cc)	02/24/41	EUR	68	98,253

A33

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
3.650%(cc)	02/24/42	EUR	68	$ 102,302
3.900%	01/30/33	EUR	1,675	2,309,925
Hellenic Republic Government International Bond (Greece),
Sr. Unsec’d. Notes
5.200%	07/17/34	EUR	330	492,665
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes
1.400%	10/30/31	EUR	2,100	2,004,468
1.450%	09/18/26	EUR	330	333,245
3.375%	07/30/25	EUR	1,625	1,830,592
4.100%	04/24/28		4,000	4,091,011
Sr. Unsec’d. Notes, EMTN
2.625%	06/14/23	EUR	6,000	6,620,668
2.875%	07/08/21	EUR	600	668,357
3.750%	06/14/28	EUR	875	1,026,949
4.750%	07/18/47		6,000	6,246,177
Iraq International Bond (Iraq),
Sr. Unsec’d. Notes, 144A
5.800%	01/15/28		350	266,020
6.752%	03/09/23		400	321,614
Italy Buoni Poliennali Del Tesoro (Italy),
Bonds
1.450%	11/15/24(v)	EUR	1,300	1,471,325
2.000%	12/01/25(v)	EUR	3,500	4,065,529
Sr. Unsec’d. Notes
1.350%	04/01/30	EUR	900	977,246
Sr. Unsec’d. Notes, 144A
2.450%	09/01/50	EUR	600	668,880
3.850%	09/01/49	EUR	400	573,042
Ivory Coast Government International Bond (Ivory Coast),
Sr. Unsec’d. Notes
6.375%	03/03/28		2,000	1,835,716
Japan Bank for International Cooperation (Japan),
Gov’t. Gtd. Notes
2.500%	05/23/24		800	850,770
Japan Finance Organization for Municipalities (Japan),
Sr. Unsec’d. Notes, 144A
3.375%	09/27/23		400	432,933
Sr. Unsec’d. Notes, 144A, GMTN
3.000%	03/12/24		200	215,858
Kazakhstan Government International Bond (Kazakhstan),
Sr. Unsec’d. Notes, 144A, MTN
6.500%	07/21/45		3,000	3,921,426
Lithuania Government International Bond (Lithuania),
Sr. Unsec’d. Notes
6.125%	03/09/21		1,700	1,759,477
Mexican Bonos (Mexico),
Bonds, Series M
7.750%	05/29/31	MXN	10,752	469,681
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
4.000%	03/15/15	EUR	3,500	3,396,932
Sr. Unsec’d. Notes, GMTN
5.750%	10/12/10		4,000	4,168,017
New South Wales Treasury Corp. (Australia),
Gov’t. Gtd. Notes
2.000%	03/20/31	AUD	3,100	1,962,860
3.000%	02/20/30	AUD	1,600	1,127,843
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
New Zealand Government Inflation Linked Bond (New Zealand),
Sr. Unsec’d. Notes
2.000%	09/20/25	NZD	5,200	$ 3,741,645
Sr. Unsec’d. Notes, Series 0935
2.500%	09/20/35	NZD	1,700	1,346,509
Nigeria Government International Bond (Nigeria),
Sr. Unsec’d. Notes
5.625%	06/27/22		4,000	3,463,920
7.625%	11/21/25		4,000	3,095,567
Sr. Unsec’d. Notes, EMTN
6.500%	11/28/27		1,600	1,103,546
Northern Territory Treasury Corp. (Australia),
Gov’t. Gtd. Notes
2.000%	04/21/31	AUD	2,000	1,223,422
Oman Government International Bond (Oman),
Sr. Unsec’d. Notes
4.750%	06/15/26		3,000	2,147,231
5.625%	01/17/28		5,000	3,574,450
Peru Government Bond (Peru),
Sr. Unsec’d. Notes, 144A
6.150%	08/12/32	PEN	7,300	2,270,593
Peruvian Government International Bond (Peru),
Sr. Unsec’d. Notes
6.350%	08/12/28	PEN	2,700	868,156
Sr. Unsec’d. Notes, 144A
5.940%	02/12/29	PEN	27,100	8,432,044
6.150%	08/12/32	PEN	1,900	596,689
6.350%	08/12/28	PEN	3,900	1,254,003
Philippine Government International Bond (Philippines),
Sr. Unsec’d. Notes
9.500%	02/02/30		1,000	1,507,733
Portugal Government International Bond (Portugal),
Sr. Unsec’d. Notes, EMTN
5.125%	10/15/24		13,120	14,762,529
Province of British Columbia (Canada),
Unsec’d. Notes
4.300%	06/18/42	CAD	300	276,762
Province of Ontario (Canada),
Unsec’d. Notes
3.450%	06/02/45	CAD	3,000	2,474,137
Province of Quebec (Canada),
Unsec’d. Notes
5.000%	12/01/41	CAD	200	200,527
Provincia de Buenos Aires (Argentina),
Sr. Unsec’d. Notes, 144A
6.500%	02/15/23		295	75,429
9.950%	06/09/21		1,450	419,336
Qatar Government International Bond (Qatar),
Sr. Unsec’d. Notes
3.875%	04/23/23		700	721,778
Queensland Treasury Corp. (Australia),
Gov’t. Gtd. Notes, 144A
3.500%	08/21/30	AUD	3,400	2,474,210
Republic of Azerbaijan International Bond (Azerbaijan),
Sr. Unsec’d. Notes
4.750%	03/18/24		4,000	3,900,325

A34

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Republic of Italy Government International Bond (Italy),
Sr. Unsec’d. Notes
6.875%	09/27/23		1,570	$ 1,801,492
Sr. Unsec’d. Notes, EMTN
6.000%	08/04/28	GBP	3,405	5,220,521
Sr. Unsec’d. Notes, GMTN
5.375%	06/15/33		3,725	4,240,537
Republic of South Africa Government International Bond (South Africa),
Sr. Unsec’d. Notes
3.750%	07/24/26	EUR	1,000	1,015,413
4.850%	09/27/27		1,500	1,319,263
4.850%	09/30/29		200	164,680
5.875%	09/16/25		6,000	5,760,595
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, 144A, MTN
3.875%	10/29/35	EUR	2,000	2,294,642
Unsec’d. Notes, EMTN
2.124%	07/16/31	EUR	2,500	2,531,977
South Australian Government Fin. Auth. (Australia),
Gov’t. Gtd. Notes, MTN
2.750%	05/24/30	AUD	1,100	748,300
Spain Government Bond (Spain),
Notes, 144A
0.600%	10/31/29(v)	EUR	11,500	12,656,559
Sr. Unsec’d. Notes, 144A
1.450%	04/30/29	EUR	7,100	8,418,647
2.700%	10/31/48(v)	EUR	900	1,264,555
Spain Government International Bond (Spain),
Sr. Unsec’d. Notes, EMTN
5.250%	04/06/29	GBP	200	315,312
Sri Lanka Government International Bond (Sri Lanka),
Sr. Unsec’d. Notes, 144A
5.750%	01/18/22		600	390,297
Tokyo Metropolitan Government (Japan),
Sr. Unsec’d. Notes, 144A
2.500%	06/08/22		600	621,187
3.250%	06/01/23		600	643,006
Treasury Corp. of Victoria (Australia),
Gov’t. Gtd. Notes
4.250%	12/20/32	AUD	1,500	1,184,882
Gov’t. Gtd. Notes, MTN
2.500%	10/22/29	AUD	400	268,448
Turkey Government International Bond (Turkey),
Sr. Unsec’d. Notes
5.625%	03/30/21		1,500	1,492,477
7.000%	06/05/20		600	600,056
7.250%	12/23/23		10,000	9,806,562
Ukraine Government International Bond (Ukraine),
Sr. Unsec’d. Notes
7.750%	09/01/20		140	137,214
7.750%	09/01/21		150	144,189
7.750%	09/01/22		9,515	9,008,278
7.750%	09/01/23		7,000	6,542,958
8.994%	02/01/24		200	184,722
Sr. Unsec’d. Notes, 144A
4.375%	01/27/30	EUR	1,220	1,077,916
7.750%	09/01/20		596	584,138
7.750%	09/01/22		855	809,467
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
8.994%	02/01/24		200	$ 184,722
9.750%	11/01/28		200	195,041
United Kingdom Gilt Inflation Linked (United Kingdom),
Bonds
0.125%	08/10/48	GBP	1,798	3,911,489
1.250%	11/22/27	GBP	3,489	5,776,493
Uruguay Government International Bond (Uruguay),
Sr. Unsec’d. Notes
4.975%	04/20/55		400	455,441
5.100%	06/18/50		3,000	3,423,418
Venezuela Government International Bond (Venezuela),
Sr. Unsec’d. Notes
8.250%	10/13/24(d)		800	74,739
Western Australian Treasury Corp. (Australia),
Gov’t. Gtd. Notes, Series 29
2.750%	07/24/29	AUD	400	272,689

Total Sovereign Bonds (cost $325,239,605)				299,318,567
U.S. Government Agency Obligations — 4.7%
Federal Home Loan Mortgage Corp.
6.250%	07/15/32(k)		820	1,281,752
6.750%	09/15/29(k)		500	744,137
6.750%	03/15/31(k)		600	936,788
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.625% (Cap 10.125%, Floor 1.625%)
3.625%(c)	03/01/35		4	4,491
Federal National Mortgage Assoc.
2.500%	TBA		26,000	26,901,050
2.500%	TBA		31,000	31,993,163
3.000%	TBA		2,900	3,030,379
3.000%	TBA		5,500	5,767,480
3.000%	TBA		32,000	33,508,665
3.000%	10/01/49		2,569	2,715,718
3.500%	TBA		21,000	22,214,883
3.500%	TBA		68,000	71,919,312
3.500%	10/01/34		767	814,952
3.500%	05/01/49		728	779,860
3.500%	01/01/59		2,071	2,233,649
4.000%	TBA		55,000	58,707,022
4.295%	06/01/21		2,690	2,769,338
6.250%	05/15/29(k)		555	793,694
6.625%	11/15/30(k)		515	790,569
7.125%	01/15/30(k)		765	1,175,119
Federal National Mortgage Assoc., Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 1.200% (Cap 10.413%, Floor 1.200%)
3.253%(c)	11/01/42		41	40,608
Federal National Mortgage Assoc., Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 1.200% (Cap 8.486%, Floor 1.200%)
3.253%(c)	03/01/44		24	23,655
Government National Mortgage Assoc.
4.000%	02/20/49		1,190	1,265,771

Total U.S. Government Agency Obligations (cost $263,973,227)				270,412,055
U.S. Treasury Obligations — 7.7%
U.S. Treasury Bonds
2.375%	11/15/49(k)		780	972,319

A35

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Treasury Obligations (continued)
2.500%	05/15/46(k)	620	$ 777,034
3.000%	11/15/44(k)	650	873,945
3.000%	05/15/45(k)	170	229,819
3.125%	02/15/43(k)	740	1,004,319
3.375%	11/15/48(h)(k)	1,550	2,295,453
U.S. Treasury Inflation Indexed Bonds, TIPS
0.125%	04/15/21	18,772	18,406,669
0.125%	01/15/22(k)	3,887	3,828,708
0.125%	04/15/22	44,639	44,014,465
0.125%	07/15/22	14,372	14,224,071
0.125%	01/15/23(h)	7,460	7,351,577
0.125%	07/15/26	30,398	30,705,340
0.375%	07/15/23	10,379	10,423,306
0.375%	07/15/25	30	31,081
0.375%	01/15/27	23,655	24,242,300
0.375%	07/15/27	27,272	28,089,189
0.500%	01/15/28(h)(k)	43,409	45,234,326
0.625%	07/15/21(h)(k)	6,476	6,413,772
0.625%	04/15/23(k)	426	428,547
0.625%	01/15/26(h)(k)	46,739	48,322,208
0.625%	02/15/43(h)	1,548	1,699,407
0.750%	07/15/28	8,468	9,076,484
0.750%	02/15/42	9,921	11,118,306
0.750%	02/15/45	5,872	6,719,211
0.875%	01/15/29	2,866	3,120,570
0.875%	02/15/47	3,513	4,187,641
1.000%	02/15/46	20,730	25,213,876
1.000%	02/15/49	174	217,281
1.375%	02/15/44	17,766	22,713,110
2.000%	01/15/26	11,396	12,678,144
2.125%	02/15/40	10,217	14,301,162
2.125%	02/15/41(h)	7,315	10,193,426
2.375%	01/15/27	3,492	4,047,836
2.500%	01/15/29(h)(k)	3,966	4,871,555
3.375%	04/15/32(h)	884	1,248,228
3.875%	04/15/29(h)(k)	7,517	10,148,442
U.S. Treasury Notes
1.500%	02/15/30(k)	2,240	2,415,000
2.000%	02/15/25(k)	245	263,739
3.000%	09/30/25(k)	3,510	3,992,899
U.S. Treasury Strips Coupon
2.056%(s)	11/15/38(k)	1,495	1,184,963
2.058%(s)	02/15/39(k)	1,375	1,091,567
2.131%(s)	11/15/28(h)(k)	495	463,192
2.205%(s)	05/15/39(k)	1,055	826,650
2.338%(s)	08/15/40(k)	1,020	779,503
2.394%(s)	11/15/43(h)(k)	1,572	1,107,278
2.763%(s)	08/15/29(k)	75	69,375
2.843%(s)	11/15/35(k)	1,500	1,258,301
2.856%(s)	05/15/31(k)	40	36,056

Total U.S. Treasury Obligations (cost $435,531,904)			442,911,650

Total Long-Term Investments (cost $4,667,540,672)			4,485,145,881

	Shares	Value
Short-Term Investments — 25.1%
Affiliated Mutual Funds — 22.9%
PGIM Core Ultra Short Bond Fund(w)	1,100,369,275	$ 1,100,369,275
PGIM Institutional Money Market Fund (cost $214,295,207; includes $213,810,813 of cash collateral for securities on loan)(b)(w)	214,644,947	214,301,514

Total Affiliated Mutual Funds (cost $1,314,664,482)		1,314,670,789

Interest Rate	Maturity Date	Principal Amount (000)#
Foreign Treasury Obligations — 0.0%
Argentina Treasury Bills
(4.337)%(n)	05/13/20	ARS	5,412	20,831
(2.363)%(n)	08/27/20	ARS	646	6,508
Letras del Tesoro en Pesos Badlar, Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 2.000%
32.393%(c)	08/28/20	ARS	7,096	67,100
36.751%(c)	04/03/20	ARS	6,660	80,131
Letras del Tesoro en Pesos Badlar, Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 3.000%
35.641%(c)	06/22/20	ARS	30	332
South Africa Treasury Bill
7.250%(n)	07/22/20	ZAR	21,500	1,180,909

Total Foreign Treasury Obligations (cost $1,817,361)				1,355,811

Repurchase Agreements(m) — 0.4%
RBC Capital Markets 0.000%, dated 03/31/20, due 04/01/20 in the amount of $14,300,000	14,300	14,300,000
RBC Capital Markets 0.000%, dated 03/31/20, due 04/01/20 in the amount of $8,200,000	8,200	8,200,000

Total Repurchase Agreements (cost $22,500,000)		22,500,000

Interest Rate	Maturity Date
U.S. Treasury Obligations(n) — 1.8%
U.S. Treasury Bills
(0.085)%	04/21/20(h)	2,121	2,120,952
(0.014)%	06/25/20(h)	1,674	1,673,575
0.000%	09/24/20(h)	1,114	1,113,382
0.008%	06/18/20(h)(k)	4,119	4,118,064
0.009%	05/26/20(h)	279	278,971
0.070%	02/25/21(k)	89,500	89,397,708
0.215%	04/14/20(h)	220	219,997
0.250%	06/18/20(h)(k)	700	699,841
0.585%	04/07/20(h)(k)	920	919,990

Total U.S. Treasury Obligations (cost $100,589,183)			100,542,480

A36

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Value
Options Purchased*~ — 0.0%
(cost $1,894,262)	$ 2,682,962

Total Short-Term Investments (cost $1,441,465,288)	1,441,752,042

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT AND OPTIONS WRITTEN—103.1% (cost $6,109,005,960)	5,926,897,923

Interest Rate	Maturity Date	Principal Amount (000)#
Securities Sold Short — (0.3)%
Corporate Bond — (0.0)%
Auto Parts & Equipment
IHO Verwaltungs GmbH (Germany),
Sr. Sec’d. Notes, Cash coupon 3.875% or PIK 4.625%
3.875%	05/15/27	EUR	(200)	(168,717)
(proceeds received $(152,853))
Sovereign Bond — (0.2)%
Canadian Government Bond (Canada),
2.750%	12/01/48	CAD	12,800	(12,201,723)
(proceeds received $10,769,266)
U.S. Treasury Obligation — (0.1)%
U.S. Treasury Inflation Indexed Bonds, TIPS
0.125%	01/15/30		(1,374)	(1,419,179)
(proceeds received $(1,551,525))

Total Securities Sold Short (proceeds received $12,473,644)				(13,789,619)

Options Written*~ — (0.1)%
(premiums received $2,793,885)	(4,628,130)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT AND OPTIONS WRITTEN—102.7% (cost $6,093,738,431)	5,908,480,174

Liabilities in excess of other assets(z) — (2.7)%	(157,874,045)

Net Assets — 100.0%	$ 5,750,606,129

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Renminbi
CNY	China Yuan
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PLN	Polish Zloty
RON	Romanian Leu
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
USD	US Dollar
ZAR	South African Rand

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A	Annual payment frequency for swaps
ABS	Asset-Backed Security
ADR	American Depositary Receipt
ARM	Adjustable Rate Mortgage
BABs	Build America Bonds
BBR	New Zealand Bank Bill Rate
BBSW	Australian Bank Bill Swap Reference Rate
bps	Basis Points
BROIS	Brazil Overnight Index Swap
BTP	Buoni del Tesoro Poliennali
BUBOR	Budapest Interbank Offered Rate
CBOE	Chicago Board Options Exchange
CDOR	Canadian Dollar Offered Rate
CDX	Credit Derivative Index
CLO	Collateralized Loan Obligation
CMBX	Commercial Mortgage-Backed Index
CMS	Constant Maturity Swap
CMT	Constant Maturity Treasury
COOIS	Colombia Overnight Interbank Reference Rate
CPI	Consumer Price Index
CSO	Calendar Spread Options
CVA	Certificate Van Aandelen (Bearer)
CVT	Convertible Security
EAFE	Europe, Australasia, Far East
EMTN	Euro Medium Term Note
EONIA	Euro Overnight Index Average
EURIBOR	Euro Interbank Offered Rate
FNMA	Federal National Mortgage Association
GMTN	Global Medium Term Note
HICP	Harmonised Index of Consumer Prices
iBoxx	Bond Market Indices
ICE	Intercontinental Exchange
IO	Interest Only (Principal amount represents notional)
iTraxx	International Credit Derivative Index
JIBAR	Johannesburg Interbank Agreed Rate
KWCDC	Korean Won Certificate of Deposit
LIBOR	London Interbank Offered Rate
LME	London Metal Exchange
M	Monthly payment frequency for swaps
MSCI	Morgan Stanley Capital International
A37

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
MTN	Medium Term Note
NIBOR	Norwegian Interbank Offered Rate
NSA	Non-Seasonally Adjusted
OAT	Obligations Assimilables du Tresor
OTC	Over-the-counter
PIK	Payment-in-Kind
PJSC	Public Joint-Stock Company
PRI	Primary Rate Interface
PRIBOR	Prague Interbank Offered Rate
Q	Quarterly payment frequency for swaps
RBOB	Reformulated Gasoline Blendstock for Oxygen Blending
REITs	Real Estate Investment Trust
REMICS	Real Estate Mortgage Investment Conduit Security
S	Semiannual payment frequency for swaps
S&P	Standard & Poor’s
SONIA	Sterling Overnight Index Average
STIBOR	Stockholm Interbank Offered Rate
Strips	Separate Trading of Registered Interest and Principal of Securities
T	Swap payment upon termination
TBA	To Be Announced
TELBOR	Tel Aviv Interbank Offered Rate
TIPS	Treasury Inflation-Protected Securities
ULSD	Ultra-Low Sulfur Diesel
USOIS	United States Overnight Index Swap
WIBOR	Warsaw Interbank Offered Rate
WTI	West Texas Intermediate
YOY	Year Over Year

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $19,871,905 and 0.3% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $207,487,075; cash collateral of $213,810,813 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2020.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of March 31, 2020. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(m)	Repurchase agreements are collateralized by U.S. Treasury Securities (coupon rate 2.000%, maturity date 11/15/2026), with the aggregate value, including accrued interest, of $22,988,419.
(n)	Rate shown reflects yield to maturity at purchased date.
(p)	Interest rate not available as of March 31, 2020.
(r)	Principal or notional amount is less than $500 par.
(rr)	Perpetual security with no stated maturity date.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(u)	Represents security, or a portion thereof, segregated as collateral for short sales.
(v)	Represents security, or a portion thereof, segregated as collateral for reverse repurchase agreements.
(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Forward Commitment Contracts
U.S. Government Agency Obligations	Interest Rate	Maturity Date	Settlement Date	Principal Amount (000)#	Value
Federal National Mortgage Assoc. (proceeds receivable $835,219)	3.500%	TBA	04/20/20	800	$(841,484)
Options Purchased:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
90 Day Euro Dollar Futures	Call	03/14/22	$ 99.75	38		95	$ 19,713
90 Day Euro Dollar Futures	Call	06/13/22	$ 99.75	73		183	41,975
5 Year U.S. Treasury Notes Futures	Call	05/22/20	$146.00	169		169	1,320
10 Year Canadian Bond	Call	05/15/20	189.00	174	CAD	174	618
10 Year Euro-Bund Futures	Call	05/22/20	189.00	207	EUR	207	9,132
10 Year U.K. Gilt Futures	Call	05/22/20	151.00	6	GBP	6	—
10 Year U.K. Gilt Futures	Call	05/22/20	152.00	217	GBP	217	—
A38

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Options Purchased (continued):
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
10 Year U.K. Gilt Futures	Call	05/22/20	156.00	67	GBP	67	$ —
10 Year U.K. Gilt Futures	Call	05/22/20	195.00	115	GBP	115	—
10 Year U.S. Treasury Notes Futures	Call	05/22/20	$147.50	8		8	875
10 Year U.S. Treasury Notes Futures	Call	05/22/20	$157.00	10		10	469
10 Year U.S. Treasury Notes Futures	Call	05/22/20	$200.00	357		357	5,578
10 Year U.S. Treasury Notes Futures	Call	05/22/20	$210.00	152		152	2,375
Euro Schatz Index	Call	05/22/20	113.40	1,332	EUR	1,332	29,381
Euro Schatz Index	Call	05/22/20	116.50	308	EUR	308	3,397
Euro-OAT Futures	Call	05/22/20	194.00	22	EUR	22	243
Euro-OAT Futures	Call	05/22/20	197.00	76	EUR	76	838
Euro-OAT Futures	Call	05/22/20	198.00	47	EUR	47	518
Euro-OAT Futures	Call	05/22/20	210.00	7	EUR	7	77
2 Year U.S. Treasury Notes Futures	Put	05/22/20	$104.75	1		2	—
2 Year U.S. Treasury Notes Futures	Put	05/22/20	$105.00	7		14	—
2 Year U.S. Treasury Notes Futures	Put	05/22/20	$105.25	48		96	—
5 Year U.S. Treasury Notes Futures	Put	05/22/20	$113.00	352		352	13,750
5 Year U.S. Treasury Notes Futures	Put	05/22/20	$113.25	7		7	273
5 Year Euro-Bobl	Put	05/22/20	131.50	188	EUR	188	6,220
10 Year Euro-Bund Futures	Put	05/22/20	148.00	214	EUR	214	4,720
10 Year Euro-Bund Futures	Put	05/22/20	160.50	1	EUR	1	132
10 Year Euro-Bund Futures	Put	05/22/20	162.00	10	EUR	10	1,765
30 Year U.S. Ultra Treasury Bonds Futures	Put	05/22/20	$134.00	2		2	—
Euro-BTP Italian Government Bond Futures	Put	05/22/20	106.00	438	EUR	438	4,831
Euro-OAT Futures	Put	05/22/20	149.00	8	EUR	8	88
Euro-OAT Futures	Put	05/22/20	152.00	135	EUR	135	7,445
Total Exchange Traded (cost $322,255)							$155,733

OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
2-Year 10 CMS Curve CAP	Call	Barclays Bank PLC	07/12/21	0.11%	—		2,621	$ 46,750
2-Year 10 CMS Curve CAP	Call	Bank of America, N.A.	08/16/21	0.15%	—		6,370	105,655
2-Year 10 CMS Curve CAP	Call	Bank of America, N.A.	08/20/21	0.15%	—		12,645	210,563
2-Year 10 CMS Curve CAP	Call	Bank of America, N.A.	09/13/21	0.14%	—		12,820	217,879
2-Year 10 CMS Curve CAP	Call	Barclays Bank PLC	11/09/21	0.21%	—		2,548	37,898
Currency Option EUR vs USD	Call	Bank of America, N.A.	04/29/20	1.30	—	EUR	10,000	519
Currency Option EUR vs USD	Call	Goldman Sachs Bank USA	05/08/20	1.42	—	EUR	36,000	1,569
Currency Option USD vs JPY	Call	Bank of America, N.A.	04/30/20	117.00	—		15,000	4,008
Currency Option USD vs JPY	Call	HSBC Bank USA, N.A.	05/22/20	128.00	—		13,000	869
Currency Option USD vs NOK	Call	Bank of America, N.A.	04/03/20	10.50	—		1,700	10,970
Currency Option USD vs NOK	Call	Bank of America, N.A.	04/16/20	10.70	—		1,700	16,292
Currency Option AUD vs USD	Put	Bank of America, N.A.	04/16/20	0.50	—	AUD	4,800	1,044
Currency Option EUR vs USD	Put	Goldman Sachs Bank USA	04/08/20	1.09	—	EUR	6,854	15,406
FNMA TBA 3.00%	Put	JPMorgan Chase Bank, N.A.	05/06/20	$ 72.00	—		18,800	—
FNMA TBA 3.50%	Put	JPMorgan Chase Bank, N.A.	05/06/20	$ 73.00	—		50,000	—
FNMA TBA 3.50%	Put	JPMorgan Chase Bank, N.A.	05/06/20	$ 73.00	—		23,800	—
Total OTC Traded (cost $62,959)								$669,422

A39

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Options Purchased (continued):
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
2-Year Interest Rate Swap, 10/06/22	Call	JPMorgan Chase Bank, N.A.	10/02/20	1.07%	1.07%(S)	3 Month LIBOR(Q)		101,000	$1,499,787
30-Year Interest Rate Swap, 06/10/50	Put	Morgan Stanley Capital Services LLC	06/08/20	2.01%	3 Month LIBOR(Q)	2.01%(S)		3,000	2,646
30-Year Interest Rate Swap, 06/11/50	Put	Morgan Stanley Capital Services LLC	06/09/20	1.98%	3 Month LIBOR(Q)	1.98%(S)		1,700	1,675
30-Year Interest Rate Swap, 02/26/51	Put	Goldman Sachs Bank USA	02/26/21	0.86%	6 Month GBP LIBOR(S)	0.86%(S)	GBP	1,400	81,140
30-Year Interest Rate Swap, 08/25/51	Put	Morgan Stanley Capital Services LLC	08/23/21	1.75%	3 Month LIBOR(Q)	1.75%(S)		3,200	79,877
30-Year Interest Rate Swap, 08/31/51	Put	Credit Suisse International	08/26/21	1.73%	3 Month LIBOR(Q)	1.73%(S)		3,900	101,228
30-Year Interest Rate Swap, 09/17/51	Put	Bank of America, N.A.	09/15/21	2.18%	3 Month LIBOR(Q)	2.18%(S)		3,300	40,297
30-Year Interest Rate Swap, 12/23/51	Put	Deutsche Bank AG	12/21/21	2.30%	3 Month LIBOR(Q)	2.30%(S)		1,800	20,928
30-Year Interest Rate Swap, 12/23/51	Put	Morgan Stanley Capital Services LLC	12/21/21	2.30%	3 Month LIBOR(Q)	2.30%(S)		2,600	30,229
Total OTC Swaptions (cost $1,509,048)									$1,857,807
Total Options Purchased (cost $1,894,262)									$2,682,962
Options Written:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
10 Year Euro-Bund Futures	Call	05/22/20	177.00	63	EUR	63	$ (34,741)
Brent Crude Oil Futures	Call	04/27/20	$ 61.00	36		36	(1,440)
Brent Crude Oil Futures	Call	04/27/20	$ 62.00	12		12	(480)
Brent Crude Oil Futures	Call	04/27/20	$ 63.00	12		12	(480)
Brent Crude Oil Futures	Call	04/27/20	$ 64.00	48		48	(1,920)
Crude Oil Futures	Call	04/16/20	$ 40.00	2		2	(120)
Crude Oil Futures	Call	04/16/20	$ 41.50	3		3	(150)
Crude Oil Futures	Call	04/16/20	$ 52.00	12		12	(240)
Crude Oil Futures	Call	04/16/20	$ 54.00	24		24	(480)
Crude Oil Futures	Call	04/16/20	$ 57.00	12		12	(120)
Crude Oil Futures	Call	04/16/20	$ 58.00	12		12	(120)
Crude Oil Futures	Call	04/16/20	$ 59.00	12		12	(120)
A40

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Options Written (continued):
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
Henry Hub Natural Gas Futures	Call	04/27/20	$ 2.10	36	360	$ (3,024)
Natural Gas CSO Futures	Call	09/25/20	$ (0.30)	4	40	(400)
WTI Crude Oil Futures	Call	05/14/20	$ 51.00	12	12	(1,200)
WTI Crude Oil Futures	Call	05/14/20	$ 52.00	12	12	(1,080)
WTI Crude Oil Futures	Call	05/14/20	$ 53.00	36	36	(3,240)
WTI Crude Oil Futures	Call	05/14/20	$ 55.00	12	12	(960)
WTI-Brent Crude Oil Spread	Call	10/29/20	$ (3.00)	1	1	(900)
Henry Hub Natural Gas Futures	Put	04/27/20	$ 1.75	72	720	(127,224)
Henry Hub Natural Gas Futures	Put	04/27/20	$ 1.80	60	600	(126,240)
Natural Gas CSO Futures	Put	09/25/20	$ (0.60)	4	40	(7,040)
Total Exchange Traded (premiums received $393,670)						$(311,719)

OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
Currency Option EUR vs CNH	Call	HSBC Bank USA, N.A.	04/02/20	7.85	—	EUR	4,500	$ (8,600)
Currency Option EUR vs RUB	Call	Goldman Sachs Bank USA	04/02/20	73.00	—	EUR	4,168	(701,388)
Currency Option EUR vs USD	Call	Goldman Sachs Bank USA	04/08/20	1.11	—	EUR	6,854	(37,493)
Fuel-Crude Oil Spread	Call	Goldman Sachs International	12/31/20	$ (13.00)	8		8	(20,329)
Fuel-Crude Oil Spread	Call	BNP Paribas S.A.	12/31/20	$ (13.00)	9		9	(22,958)
Fuel-Crude Oil Spread	Call	BNP Paribas S.A.	12/31/20	$ (13.00)	5		5	(13,775)
Gas-Crude Oil Spread	Call	Goldman Sachs International	12/31/20	$ 18.00	9		9	(547)
Gas-Crude Oil Spread	Call	JPMorgan Chase Bank, N.A.	12/31/20	$ 18.10	5		5	(270)
Gas-Crude Oil Spread	Call	JPMorgan Chase Bank, N.A.	12/31/20	$ 20.00	9		9	(229)
Inflation Cap Option, Inflation on the CPI Urban Consumer NSA	Call	JPMorgan Chase Bank, N.A.	05/16/24	4.00%	—		600	—
Inflation Cap Option, Inflation on the Eurostat Eurozone HICP	Call	Goldman Sachs Bank USA	06/22/35	3.00%	—	EUR	2,000	(2,007)
Inflation Floor Option, Inflation on the CPI Urban Consumer NSA	Put	Citibank, N.A.	04/07/20	0.00%	—		3,900	—
Inflation Floor Option, Inflation on the CPI Urban Consumer NSA	Put	Citibank, N.A.	09/29/20	217.97%	—		700	—
Inflation Floor Option, Inflation on the CPI Urban Consumer NSA	Put	Morgan Stanley Capital Services LLC	10/07/22	0.00%	—		18,250	(61,105)
Inflation Floor Option, Inflation on the CPI Urban Consumer NSA	Put	Morgan Stanley Capital Services LLC	10/08/22	0.00%	—		9,500	(31,808)
A41

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Options Written (continued):
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
Inflation Floor Option, Inflation on the CPI YOY	Put	JPMorgan Chase Bank, N.A.	10/02/20	0.00%	—	3,500	$ —
Total OTC Traded (premiums received $408,427)							$(900,509)

OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
1-Year Interest Rate Swap, 08/10/21	Call	Goldman Sachs Bank USA	08/06/20	1.45%	3 Month LIBOR(Q)	1.45%(S)		36,800	$ (414,273)
1-Year Interest Rate Swap, 08/13/21	Call	Goldman Sachs Bank USA	08/11/20	1.45%	3 Month LIBOR(Q)	1.45%(S)		36,700	(413,386)
10-Year Interest Rate Swap, 10/06/30	Call	JPMorgan Chase Bank, N.A.	10/02/20	1.30%	3 Month LIBOR(Q)	1.30%(S)		21,200	(1,328,158)
30-Year Interest Rate Swap, 08/26/50	Call	Morgan Stanley Capital Services LLC	08/24/20	0.00%	6 Month EURIBOR(S)	0.00%(A)	EUR	500	(26,724)
30-Year Interest Rate Swap, 08/26/50	Call	Morgan Stanley Capital Services LLC	08/24/20	0.00%	6 Month EURIBOR(S)	0.00%(A)	EUR	1,350	(72,154)
30-Year Interest Rate Swap, 08/26/50	Call	Morgan Stanley Capital Services LLC	08/24/20	0.00%	6 Month EURIBOR(S)	0.00%(A)	EUR	500	(26,724)
30-Year Interest Rate Swap, 08/26/50	Call	Morgan Stanley Capital Services LLC	08/24/20	0.00%	6 Month EURIBOR(S)	0.00%(A)	EUR	1,350	(72,154)
30-Year Interest Rate Swap, 08/27/50	Call	JPMorgan Chase Bank, N.A.	08/25/20	0.00%	6 Month EURIBOR(S)	0.00%(A)	EUR	600	(32,187)
30-Year Interest Rate Swap, 08/27/50	Call	JPMorgan Chase Bank, N.A.	08/25/20	0.00%	6 Month EURIBOR(S)	0.00%(A)	EUR	1,300	(69,739)
A42

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Options Written (continued):
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
30-Year Interest Rate Swap, 08/31/50	Call	Goldman Sachs Bank USA	08/27/20	0.00%	6 Month EURIBOR(S)	0.00%(A)	EUR	1,200	$ (64,821)
30-Year Interest Rate Swap, 08/31/50	Call	Goldman Sachs Bank USA	08/27/20	0.00%	6 Month EURIBOR(S)	0.00%(A)	EUR	2,000	(108,036)
30-Year Interest Rate Swap, 09/01/50	Call	Goldman Sachs Bank USA	08/28/20	0.00%	6 Month EURIBOR(S)	0.00%(A)	EUR	1,900	(102,917)
CDX.NA.IG.33.V1, 12/20/24	Call	BNP Paribas S.A.	04/15/20	0.48%	CDX.NA.IG.33.V1(Q)	1.00%(Q)		1,700	(7)
CDX.NA.IG.33.V1, 12/20/24	Call	Goldman Sachs International	04/15/20	0.48%	CDX.NA.IG.33.V1(Q)	1.00%(Q)		1,600	(6)
1-Year Interest Rate Swap, 06/10/22	Put	Morgan Stanley Capital Services LLC	06/08/20	1.60%	1.60%(S)	3 Month LIBOR(Q)		72,000	—
1-Year Interest Rate Swap, 06/11/22	Put	Morgan Stanley Capital Services LLC	06/09/20	1.60%	1.60%(S)	3 Month LIBOR(Q)		40,800	—
2-Year Interest Rate Swap, 07/01/22	Put	Morgan Stanley Capital Services LLC	06/29/20	(0.05)%	(0.05)%(S)	6 Month JPY LIBOR(S)	JPY	1,751,000	(11,235)
3-Year Interest Rate Swap, 08/25/24	Put	Morgan Stanley Capital Services LLC	08/23/21	1.45%	1.45%(S)	3 Month LIBOR(Q)		26,600	(10,450)
3-Year Interest Rate Swap, 08/31/24	Put	Credit Suisse International	08/26/21	1.40%	1.40%(S)	3 Month LIBOR(Q)		32,400	(15,451)
3-Year Interest Rate Swap, 09/17/24	Put	Bank of America, N.A.	09/15/21	1.88%	1.88%(S)	3 Month LIBOR(Q)		27,500	(2,916)
3-Year Interest Rate Swap, 12/23/24	Put	Deutsche Bank AG	12/21/21	2.02%	2.02%(S)	3 Month LIBOR(Q)		14,400	(2,447)
A43

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Options Written (continued):
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
3-Year Interest Rate Swap, 12/23/24	Put	Morgan Stanley Capital Services LLC	12/21/21	2.02%	2.02%(S)	3 Month LIBOR(Q)		21,300	$ (3,620)
10-Year Interest Rate Swap, 02/26/31	Put	Goldman Sachs Bank USA	02/26/21	0.78%	0.78%(S)	6 Month GBP LIBOR(S)	GBP	3,950	(81,706)
CDX.NA.HY.33.V2, 12/20/24	Put	Bank of America, N.A.	05/20/20	$102.00	5.00%(Q)	CDX.NA.HY.33.V2(Q)		2,500	(244,072)
CDX.NA.HY.33.V2, 12/20/24	Put	Goldman Sachs International	06/17/20	$102.00	5.00%(Q)	CDX.NA.HY.33.V2(Q)		900	(91,780)
CDX.NA.IG.33.V1, 12/20/24	Put	BNP Paribas S.A.	04/15/20	0.70%	1.00%(Q)	CDX.NA.IG.33.V1(Q)		1,700	(30,851)
CDX.NA.IG.33.V1, 12/20/24	Put	Goldman Sachs International	04/15/20	0.70%	1.00%(Q)	CDX.NA.IG.33.V1(Q)		1,600	(29,036)
CDX.NA.IG.33.V1, 12/20/24	Put	BNP Paribas S.A.	06/17/20	0.80%	1.00%(Q)	CDX.NA.IG.33.V1(Q)		1,500	(26,183)
CDX.NA.IG.33.V1, 12/20/24	Put	Goldman Sachs International	06/17/20	0.80%	1.00%(Q)	CDX.NA.IG.33.V1(Q)		2,100	(36,656)
CDX.NA.IG.33.V1, 12/20/24	Put	Deutsche Bank AG	06/17/20	0.85%	1.00%(Q)	CDX.NA.IG.33.V1(Q)		1,500	(24,130)
CDX.NA.IG.33.V1, 12/20/24	Put	Morgan Stanley Capital Services LLC	06/17/20	0.85%	1.00%(Q)	CDX.NA.IG.33.V1(Q)		1,800	(28,956)
CDX.NA.IG.33.V1, 12/20/24	Put	Goldman Sachs International	03/17/21	2.50%	1.00%(Q)	CDX.NA.IG.33.V1(Q)		2,400	(20,116)
iTraxx.EU.32.V1, 12/20/24	Put	Goldman Sachs International	03/17/21	2.50%	1.00%(Q)	iTraxx.EU.32.V1(Q)	EUR	1,900	(25,011)
Total OTC Swaptions (premiums received $1,991,788)									$(3,415,902)
Total Options Written (premiums received $2,793,885)									$(4,628,130)
Financial Futures contracts outstanding at March 31, 2020:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
1,421	2 Year U.S. Treasury Notes	Jun. 2020	$313,163,976	$ 155,501
200	3 Year Australian Treasury Bonds	Jun. 2020	14,406,759	60,148
200	5 Year Euro-Bobl	Jun. 2020	29,824,622	(94,671)
2,064	5 Year U.S. Treasury Notes	Jun. 2020	258,741,760	2,564,134
107	10 Year Euro-Bund	Jun. 2020	20,357,957	(47,317)
33	10 Year Japanese Bonds	Jun. 2020	46,824,552	(807,456)
A44

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Financial Futures contracts outstanding at March 31, 2020 (continued):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions (cont’d):
1,106	10 Year U.S. Treasury Notes	Jun. 2020	$153,388,374	$ 1,643,768
187	10 Year U.S. Ultra Treasury Notes	Jun. 2020	29,177,844	1,758,403
345	20 Year U.S. Treasury Bonds	Jun. 2020	61,776,562	(81,084)
10	30 Year Euro Buxl	Jun. 2020	2,314,987	(87,802)
532	30 Year U.S. Ultra Treasury Bonds	Jun. 2020	118,037,500	9,771,210
300	Euro-BTP Italian Government Bond	Jun. 2020	46,788,327	(2,076,428)
15	Euro-OAT	Jun. 2020	2,766,239	(14,276)
4,050	Mini MSCI EAFE Index	Jun. 2020	315,758,250	3,025,159
648	Russell 2000 E-Mini Index	Jun. 2020	37,182,240	727,867
4,670	S&P 500 E-Mini Index	Jun. 2020	600,024,950	13,949,499
				30,446,655
Short Positions:
1,702	2 Year U.S. Treasury Notes	Jun. 2020	375,091,546	(5,282,883)
36	3 Year Australian Treasury Bonds	Jun. 2020	2,593,217	(9,127)
57	5 Year Euro-Bobl	Jun. 2020	8,500,018	41,340
169	5 Year U.S. Treasury Notes	Jun. 2020	21,185,735	(639,222)
125	10 Year Australian Treasury Bonds	Jun. 2020	11,580,085	139,597
157	10 Year Canadian Government Bonds	Jun. 2020	16,415,107	(745,681)
136	10 Year Euro-Bund	Jun. 2020	25,875,534	(14,746)
145	10 Year U.K. Gilt	Jun. 2020	24,528,432	(346,506)
44	10 Year U.S. Treasury Notes	Jun. 2020	6,102,250	(61,865)
440	20 Year U.S. Treasury Bonds	Jun. 2020	78,787,500	(3,864,831)
18	30 Year Euro Buxl	Jun. 2020	4,166,977	150,986
1,368	Euro Schatz Index	Jun. 2020	169,268,592	241,554
5	Euro-OAT	Jun. 2020	922,080	17,244
				(10,374,140)
				$ 20,072,515

Commodity Futures contracts outstanding at March 31, 2020:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Long Positions:
17	Brent Crude	May 2020	$ 504,220	$ (69,984)
15	Brent Crude	Sep. 2021	608,850	(60,766)
122	Brent Crude	Dec. 2021	5,064,220	(790,026)
4	Brent Crude	Mar. 2022	169,120	(50,706)
6	Brent Crude	Dec. 2022	265,680	(3,120)
10	Brent Dubai (ICE)	Apr. 2020	7,910	(3,795)
8	Brent Dubai (ICE)	May 2020	7,776	(86)
3	Brent Dubai (ICE)	Jun. 2020	2,838	(805)
1	Brent Dubai (ICE)	Jul. 2020	770	(1,680)
1	Brent Dubai (ICE)	Aug. 2020	667	(1,783)
1	Brent Dubai (ICE)	Sep. 2020	590	(1,860)
1	Brent Dubai (ICE)	Oct. 2020	703	(1,747)
1	Brent Dubai (ICE)	Nov. 2020	801	(1,649)
1	Brent Dubai (ICE)	Dec. 2020	872	(1,578)
2	Chicago Ethanol (Platts) Swap	Apr. 2020	70,980	(40,324)
10	Chicago Ethanol (Platts) Swap	May 2020	370,650	(109,515)
6	Chicago Ethanol (Platts) Swap	Jun. 2020	231,210	(58,544)
2	Chicago Ethanol (Platts) Swap	Jul. 2020	79,170	(9,559)
1	Chicago Ethanol (Platts) Swap	Oct. 2020	41,475	(16,927)
1	Chicago Ethanol (Platts) Swap	Nov. 2020	41,790	(16,612)
A45

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Commodity Futures contracts outstanding at March 31, 2020 (continued):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Long Positions (cont’d):
1	Chicago Ethanol (Platts) Swap	Dec. 2020	$ 42,000	$ (16,402)
3	Cocoa	May 2020	67,470	52
1	Cocoa	Sep. 2020	22,670	(45)
4	Copper	May 2020	222,800	7,036
1	Copper	Sep. 2020	55,938	(8,913)
33	Corn	Dec. 2020	589,875	(38,345)
7	Dated Brent vs. Brent 1st Line	Apr. 2020	35,000	31,968
9	Dated Brent vs. Brent 1st Line	May 2020	43,200	37,335
6	Gasoline RBOB	Apr. 2020	149,360	(67,422)
34	Gasoline RBOB	Jun. 2020	1,023,162	32,115
26	Gasoline RBOB	Aug. 2020	872,180	(40,621)
4	Gasoline RBOB	Sep. 2020	126,067	(88,519)
1	Gasoline RBOB	Nov. 2020	32,882	(1,207)
1	Gasoline RBOB	Jun. 2021	42,319	(600)
12	Hard Red Winter Wheat	May 2020	295,800	5,482
18	Hard Red Winter Wheat	Jul. 2020	449,550	38,870
10	LME Copper	May 2020	1,236,625	(200,644)
23	LME Lead	May 2020	1,002,225	(166,025)
23	LME Lead	Jul. 2020	1,001,794	(98,544)
23	LME Lead	Sep. 2020	1,004,094	(60,056)
38	LME Nickel	May 2020	2,613,906	(509,724)
2	LME Nickel	Jul. 2020	137,934	(34,170)
3	LME Nickel	Sep. 2020	207,738	(21,663)
44	LME PRI Aluminum	May 2020	1,665,675	(296,940)
35	LME PRI Aluminum	Jul. 2020	1,337,437	(179,284)
33	LME PRI Aluminum	Sep. 2020	1,274,831	(83,503)
32	LME Zinc	May 2020	1,522,000	(197,573)
19	LME Zinc	Jul. 2020	905,706	(183,594)
10	LME Zinc	Sep. 2020	477,875	(19,188)
4	Low Sulphur Gas Oil	May 2020	117,900	527
3	Low Sulphur Gas Oil	Aug. 2020	96,075	(43,493)
65	Low Sulphur Gas Oil	Dec. 2020	2,236,000	(736,719)
49	Natural Gas	Apr. 2020	803,600	(72,078)
26	Natural Gas	Jun. 2020	497,120	(25,860)
16	Natural Gas	Apr. 2021	377,440	19,526
12	NY Harbor ULSD	Jun. 2020	524,916	(112,146)
2	NY Harbor ULSD	Sep. 2020	95,474	(37,013)
6	NY Harbor ULSD	Nov. 2020	295,571	(161)
15	Platinum	Jul. 2020	547,425	(72,686)
5	Soybean	May 2020	221,500	1,181
3	Soybean	Nov. 2020	131,625	669
4	Soybean Meal	May 2020	128,600	(1,867)
4	Sugar #11 (World)	Sep. 2020	48,205	(11,255)
16	White Sugar	Jul. 2020	264,720	(11,556)
14	WTI Crude	Oct. 2020	460,740	(218,437)
20	WTI Crude	Nov. 2020	671,600	(80,616)
5	WTI Crude	Mar. 2021	175,500	141
12	WTI Crude	May 2021	430,800	(206,585)
69	WTI Crude	Jun.2021	2,499,180	(441,006)
12	WTI Crude	Jul. 2021	437,880	(195,340)
30	WTI Crude	Sep. 2021	1,111,200	(185,135)
22	WTI Crude	Jun. 2022	861,300	4,136
1	WTI Crude	Jun. 2023	41,110	(8,985)
12	WTI Crude	Dec. 2023	505,440	(113,282)
1	WTI Houston (Argus) vx. WTI Trade Month	Jun. 2020	1,980	(2,212)
1	WTI Houston (Argus) vx. WTI Trade Month	Jul. 2020	1,380	(1,612)
A46

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Commodity Futures contracts outstanding at March 31, 2020 (continued):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Long Positions (cont’d):
1	WTI Houston (Argus) vx. WTI Trade Month	Aug. 2020	$ 850	$ (1,082)
1	WTI Houston (Argus) vx. WTI Trade Month	Jan. 2021	—	(2,502)
1	WTI Houston (Argus) vx. WTI Trade Month	Feb. 2021	150	(2,352)
1	WTI Houston (Argus) vx. WTI Trade Month	Mar. 2021	300	(2,202)
1	WTI Houston (Argus) vx. WTI Trade Month	Apr. 2021	750	(1,752)
1	WTI Houston (Argus) vx. WTI Trade Month	May 2021	750	(1,752)
1	WTI Houston (Argus) vx. WTI Trade Month	Jun. 2021	750	(1,752)
1	WTI Houston (Argus) vx. WTI Trade Month	Jul. 2021	750	(1,752)
1	WTI Houston (Argus) vx. WTI Trade Month	Aug. 2021	750	(1,752)
1	WTI Houston (Argus) vx. WTI Trade Month	Sep. 2021	750	(1,752)
1	WTI Houston (Argus) vx. WTI Trade Month	Oct. 2021	750	(1,752)
1	WTI Houston (Argus) vx. WTI Trade Month	Nov. 2021	750	(1,752)
1	WTI Houston (Argus) vx. WTI Trade Month	Dec. 2021	750	(1,752)
2	WTI Light Sweet Crude Oil	May 2020	49,020	(10,608)
5	WTI Light Sweet Crude Oil	Aug. 2020	155,600	(16,861)
4	WTI Light Sweet Crude Oil	Dec. 2022	160,760	(16,677)
				(6,021,106)
Short Positions:
21	Brent Crude	Apr. 2020	553,350	17,458
32	Brent Crude	Jul. 2020	1,092,160	21,797
6	Brent Crude	Aug. 2020	212,940	8,342
172	Brent Crude	Oct. 2020	6,376,040	344,250
2	Brent Crude	Mar. 2021	77,020	5,259
5	Brent Crude	Jun. 2021	198,350	(3,312)
52	Brent Crude	Jun. 2022	2,242,760	358,525
48	Brent Crude	Dec. 2023	2,240,160	492,093
8	Coffee ’C’	May 2020	358,650	(35,521)
27	Corn	May 2020	460,012	6,666
18	Corn	Jul. 2020	311,400	40,516
5	Corn	Sep. 2020	87,438	5,946
1	Corn	Mar. 2021	18,425	1,616
1	Cotton No. 2	May 2020	25,565	(398)
4	Cotton No. 2	Dec. 2020	106,820	21,672
4	Dated Brent vs. Brent 1st Line	Jun. 2020	17,400	(15,057)
2	Dated Brent vs. Brent 1st Line	Jul. 2020	6,800	(5,653)
2	Dated Brent vs. Brent 1st Line	Aug. 2020	5,000	(3,853)
2	Dated Brent vs. Brent 1st Line	Sep. 2020	3,920	(2,773)
2	Dated Brent vs. Brent 1st Line	Oct. 2020	3,180	(2,033)
2	Dated Brent vs. Brent 1st Line	Nov. 2020	2,800	(1,653)
2	Dated Brent vs. Brent 1st Line	Dec. 2020	2,580	(1,433)
21	Live Cattle	Jun. 2020	773,430	75,365
10	LME Copper	May 2020	1,236,625	(41,395)
23	LME Lead	May 2020	1,002,225	117,215
23	LME Lead	Jul. 2020	1,001,794	58,734
21	LME Lead	Sep. 2020	916,781	(66,954)
36	LME Nickel	May 2020	2,476,332	263,461
2	LME Nickel	Jul. 2020	137,934	30,126
2	LME Nickel	Sep. 2020	138,492	(2,735)
41	LME PRI Aluminum	May 2020	1,552,106	287,725
35	LME PRI Aluminum	Jul. 2020	1,337,437	263,581
35	LME PRI Aluminum	Sep. 2020	1,352,094	176,662
49	LME Zinc	May 2020	2,330,562	304,002
19	LME Zinc	Jul. 2020	905,706	47,233
9	LME Zinc	Sep. 2020	430,088	4,776
14	Low Sulphur Gas Oil	Jun. 2020	422,450	67,240
23	Low Sulphur Gas Oil	Sep. 2020	757,850	137,436
A47

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Commodity Futures contracts outstanding at March 31, 2020 (continued):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Short Positions (cont’d):
19	Low Sulphur Gas Oil	Mar. 2021	$ 679,250	$ 246,826
7	Low Sulphur Gas Oil	Jun. 2021	258,300	62,843
51	Natural Gas	Sep. 2020	1,055,700	16,505
63	Natural Gas	Jan. 2021	1,725,570	(61,006)
3	No. 2 Soft Red Winter Wheat	May 2020	85,313	(2,944)
2	No. 2 Soft Red Winter Wheat	Jul. 2020	56,250	(4,370)
1	No. 2 Soft Red Winter Wheat	Sep. 2020	28,263	(1,505)
5	NY Harbor ULSD	Apr. 2020	210,315	33,449
11	NY Harbor ULSD	Aug. 2020	511,942	45,142
24	Nymex Natural Gas Penultimate	Apr. 2020	393,600	72,340
1	Silver	May 2020	70,780	986
10	Soybean Oil	May 2020	162,060	(2,374)
29	Sugar #11 (World)	Apr. 2020	338,442	95,788
16	Sugar #11 (World)	Jun. 2020	188,160	22,601
26	WTI Crude	May 2020	637,260	184,899
7	WTI Crude	Jun. 2020	193,830	142,796
40	WTI Crude	Aug. 2020	1,244,800	16,255
15	WTI Crude	Nov. 2020	503,700	(56,711)
69	WTI Crude	Dec.2021	2,613,720	186,401
26	WTI Crude	Dec. 2022	1,044,940	178,006
1	WTI Midland (Argus) vs. WTI Financial	Jan. 2021	680	1,978
1	WTI Midland (Argus) vs. WTI Financial	Feb. 2021	530	1,828
1	WTI Midland (Argus) vs. WTI Financial	Mar. 2021	380	1,678
1	WTI Midland (Argus) vs. WTI Financial	Apr. 2021	30	1,328
1	WTI Midland (Argus) vs. WTI Financial	May 2021	30	1,328
1	WTI Midland (Argus) vs. WTI Financial	Jun. 2021	30	1,328
1	WTI Midland (Argus) vs. WTI Financial	Jul. 2021	30	1,328
1	WTI Midland (Argus) vs. WTI Financial	Aug. 2021	30	1,328
1	WTI Midland (Argus) vs. WTI Financial	Sep. 2021	30	1,328
1	WTI Midland (Argus) vs. WTI Financial	Oct. 2021	30	1,328
1	WTI Midland (Argus) vs. WTI Financial	Nov. 2021	30	1,328
1	WTI Midland (Argus) vs. WTI Financial	Dec. 2021	30	1,328
				4,168,289
				$(1,852,817)
Forward foreign currency exchange contracts outstanding at March 31, 2020:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 04/02/20	Citibank, N.A.	AUD	1,779	$ 1,050,690	$ 1,094,273	$ 43,583	$ —
Expiring 04/02/20	Goldman Sachs International	AUD	12,004	7,313,111	7,384,006	70,895	—
Expiring 04/02/20	Goldman Sachs International	AUD	7,817	4,762,116	4,808,281	46,165	—
Expiring 04/02/20	HSBC Bank USA, N.A.	AUD	9,135	5,497,473	5,618,991	121,518	—
Expiring 04/02/20	JPMorgan Chase Bank, N.A.	AUD	7,968	4,802,925	4,901,162	98,237	—
Expiring 04/02/20	Morgan Stanley & Co. International PLC	AUD	8,804	5,082,385	5,415,307	332,922	—
Expiring 04/02/20	Morgan Stanley & Co. International PLC	AUD	3,700	2,240,176	2,275,697	35,521	—
Expiring 05/04/20	Citibank, N.A.	AUD	2,024	1,244,607	1,245,188	581	—
Expiring 05/04/20	Morgan Stanley & Co. International PLC	AUD	7,968	4,879,763	4,902,004	22,241	—
Brazilian Real,
Expiring 04/02/20	BNP Paribas S.A.	BRL	22,175	4,304,822	4,267,037	—	(37,785)
Expiring 04/02/20	BNP Paribas S.A.	BRL	21,875	4,305,425	4,209,310	—	(96,115)
Expiring 04/02/20	Deutsche Bank AG	BRL	10,802	2,105,652	2,078,580	—	(27,072)
A48

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2020 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Brazilian Real (cont’d.),
Expiring 04/02/20	Deutsche Bank AG	BRL	1,399	$ 272,415	$ 269,175	$ —	$ (3,240)
Expiring 04/02/20	Goldman Sachs International	BRL	31,722	7,230,729	6,104,111	—	(1,126,618)
Expiring 04/02/20	Goldman Sachs International	BRL	7,136	1,626,475	1,373,054	—	(253,421)
Expiring 05/05/20	Deutsche Bank AG	BRL	48	9,322	9,193	—	(129)
British Pound,
Expiring 04/02/20	Barclays Bank PLC	GBP	18,414	22,513,951	22,872,608	358,657	—
Expiring 04/02/20	BNP Paribas S.A.	GBP	998	1,286,878	1,239,647	—	(47,231)
Expiring 04/02/20	BNP Paribas S.A.	GBP	908	1,058,439	1,127,855	69,416	—
Expiring 04/02/20	BNP Paribas S.A.	GBP	300	367,603	372,639	5,036	—
Expiring 04/02/20	Citibank, N.A.	GBP	6,004	6,943,172	7,457,850	514,678	—
Expiring 04/02/20	Citibank, N.A.	GBP	636	771,467	789,996	18,529	—
Expiring 04/02/20	Citibank, N.A.	GBP	178	208,646	220,609	11,963	—
Expiring 04/02/20	HSBC Bank USA, N.A.	GBP	891	1,049,938	1,106,739	56,801	—
Expiring 04/02/20	JPMorgan Chase Bank, N.A.	GBP	54	61,643	66,619	4,976	—
Expiring 04/02/20	Morgan Stanley & Co. International PLC	GBP	1,692	2,072,803	2,101,686	28,883	—
Expiring 04/02/20	Morgan Stanley & Co. International PLC	GBP	106	130,221	132,134	1,913	—
Expiring 04/02/20	Natwest Markets PLC	GBP	3,500	4,085,550	4,347,460	261,910	—
Expiring 04/02/20	Standard Chartered	GBP	33,726	41,253,175	41,891,649	638,474	—
Expiring 04/03/20	BNP Paribas S.A.	GBP	1,564	2,003,931	1,942,719	—	(61,212)
Expiring 05/04/20	JPMorgan Chase Bank, N.A.	GBP	325	401,280	403,989	2,709	—
Expiring 05/05/20	JPMorgan Chase Bank, N.A.	GBP	178	205,606	221,771	16,165	—
Expiring 05/05/20	JPMorgan Chase Bank, N.A.	GBP	102	120,437	126,934	6,497	—
Canadian Dollar,
Expiring 04/02/20	BNP Paribas S.A.	CAD	1,927	1,412,148	1,369,314	—	(42,834)
Expiring 04/02/20	BNP Paribas S.A.	CAD	1,400	1,045,480	994,831	—	(50,649)
Expiring 04/02/20	Citibank, N.A.	CAD	9,715	6,891,048	6,903,416	12,368	—
Expiring 04/02/20	Citibank, N.A.	CAD	6,768	4,799,705	4,809,001	9,296	—
Expiring 04/02/20	Citibank, N.A.	CAD	4,227	2,914,650	3,003,679	89,029	—
Expiring 04/02/20	JPMorgan Chase Bank, N.A.	CAD	4,113	3,070,233	2,922,590	—	(147,643)
Expiring 04/02/20	JPMorgan Chase Bank, N.A.	CAD	589	413,823	418,540	4,717	—
Expiring 04/02/20	JPMorgan Chase Bank, N.A.	CAD	500	355,037	355,297	260	—
Expiring 04/02/20	Standard Chartered	CAD	4,292	3,040,812	3,049,867	9,055	—
Expiring 04/17/20	Barclays Bank PLC	CAD	624	478,464	443,412	—	(35,052)
Expiring 05/04/20	Goldman Sachs International	CAD	5,495	3,881,201	3,906,204	25,003	—
Chilean Peso,
Expiring 06/04/20	Citibank, N.A.	CLP	4,105	5,275	4,805	—	(470)
Chinese Renminbi,
Expiring 06/17/20	BNP Paribas S.A.	CNH	9,072	1,304,063	1,277,893	—	(26,170)
Expiring 06/17/20	Standard Chartered	CNH	92,110	13,124,947	12,974,671	—	(150,276)
Czech Koruna,
Expiring 04/16/20	Standard Chartered	CZK	1,000	39,019	40,233	1,214	—
Danish Krone,
Expiring 04/01/20	Citibank, N.A.	DKK	117,679	17,082,091	17,385,375	303,284	—
Expiring 04/01/20	HSBC Bank USA, N.A.	DKK	27,915	4,205,745	4,124,055	—	(81,690)
Expiring 04/02/20	Citibank, N.A.	DKK	124,350	17,967,976	18,371,746	403,770	—
Expiring 04/02/20	Citibank, N.A.	DKK	108,000	15,679,347	15,956,160	276,813	—
Expiring 04/02/20	Citibank, N.A.	DKK	15,305	2,195,218	2,261,195	65,977	—
Expiring 04/02/20	Citibank, N.A.	DKK	6,125	883,964	904,921	20,957	—
Expiring 04/02/20	Morgan Stanley & Co. International PLC	DKK	73,500	10,529,960	10,859,054	329,094	—
Euro,
Expiring 04/02/20	Bank of America, N.A.	EUR	285	310,834	314,344	3,510	—
Expiring 04/02/20	Bank of America, N.A.	EUR	245	275,000	270,758	—	(4,242)
Expiring 04/02/20	Barclays Bank PLC	EUR	31,662	34,131,980	34,922,362	790,382	—
Expiring 04/02/20	BNP Paribas S.A.	EUR	11,000	11,926,354	12,132,591	206,237	—
Expiring 04/02/20	BNP Paribas S.A.	EUR	8,711	9,789,256	9,607,909	—	(181,347)
A49

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2020 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 04/02/20	BNP Paribas S.A.	EUR	8,049	$ 8,963,554	$ 8,877,748	$ —	$ (85,806)
Expiring 04/02/20	BNP Paribas S.A.	EUR	5,508	6,151,924	6,075,119	—	(76,805)
Expiring 04/02/20	BNP Paribas S.A.	EUR	4,550	5,020,818	5,018,481	—	(2,337)
Expiring 04/02/20	BNP Paribas S.A.	EUR	1,801	2,040,778	1,986,436	—	(54,342)
Expiring 04/02/20	BNP Paribas S.A.	EUR	1,508	1,684,736	1,663,268	—	(21,468)
Expiring 04/02/20	BNP Paribas S.A.	EUR	1,396	1,533,643	1,539,736	6,093	—
Expiring 04/02/20	BNP Paribas S.A.	EUR	949	1,066,517	1,046,712	—	(19,805)
Expiring 04/02/20	BNP Paribas S.A.	EUR	412	460,734	454,421	—	(6,313)
Expiring 04/02/20	Citibank, N.A.	EUR	6,195	6,632,332	6,832,855	200,523	—
Expiring 04/02/20	Citibank, N.A.	EUR	2,491	2,847,963	2,747,480	—	(100,483)
Expiring 04/02/20	Citibank, N.A.	EUR	1,863	2,119,376	2,054,820	—	(64,556)
Expiring 04/02/20	Citibank, N.A.	EUR	982	1,090,589	1,082,922	—	(7,667)
Expiring 04/02/20	Citibank, N.A.	EUR	870	955,909	959,380	3,471	—
Expiring 04/02/20	Citibank, N.A.	EUR	665	732,370	733,470	1,100	—
Expiring 04/02/20	Citibank, N.A.	EUR	659	748,848	726,856	—	(21,992)
Expiring 04/02/20	Citibank, N.A.	EUR	197	213,087	217,284	4,197	—
Expiring 04/02/20	Goldman Sachs International	EUR	1,021	1,152,909	1,126,460	—	(26,449)
Expiring 04/02/20	HSBC Bank USA, N.A.	EUR	198	215,529	218,387	2,858	—
Expiring 04/02/20	JPMorgan Chase Bank, N.A.	EUR	5,551	6,201,649	6,122,547	—	(79,102)
Expiring 04/02/20	JPMorgan Chase Bank, N.A.	EUR	2,093	2,312,365	2,308,053	—	(4,312)
Expiring 04/02/20	JPMorgan Chase Bank, N.A.	EUR	1,107	1,232,021	1,220,980	—	(11,041)
Expiring 04/02/20	JPMorgan Chase Bank, N.A.	EUR	1,000	1,117,213	1,102,963	—	(14,250)
Expiring 04/02/20	JPMorgan Chase Bank, N.A.	EUR	127	143,667	139,927	—	(3,740)
Expiring 04/02/20	Morgan Stanley & Co. International PLC	EUR	200	225,893	220,593	—	(5,300)
Expiring 04/02/20	The Toronto-Dominion Bank	EUR	1,275	1,382,870	1,406,362	23,492	—
Expiring 05/04/20	JPMorgan Chase Bank, N.A.	EUR	2,500	2,771,758	2,761,050	—	(10,708)
Expiring 05/05/20	JPMorgan Chase Bank, N.A.	EUR	1,105	1,188,375	1,220,207	31,832	—
Expiring 06/28/21	Morgan Stanley & Co. International PLC	EUR	59	75,432	65,984	—	(9,448)
Hong Kong Dollar,
Expiring 09/03/20	BNP Paribas S.A.	HKD	57,465	7,328,000	7,408,094	80,094	—
Indian Rupee,
Expiring 04/27/20	HSBC Bank USA, N.A.	INR	659,393	8,986,000	8,653,595	—	(332,405)
Expiring 05/04/20	BNP Paribas S.A.	INR	652,046	8,875,000	8,548,137	—	(326,863)
Indonesian Rupiah,
Expiring 06/17/20	Morgan Stanley & Co. International PLC	IDR	107,553,790	7,746,043	6,510,375	—	(1,235,668)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	IDR	49,938,783	3,596,600	3,022,862	—	(573,738)
Israeli Shekel,
Expiring 04/16/20	Citibank, N.A.	ILS	461	127,970	130,237	2,267	—
Japanese Yen,
Expiring 04/02/20	BNP Paribas S.A.	JPY	1,639,600	15,123,168	15,249,422	126,254	—
Expiring 04/02/20	BNP Paribas S.A.	JPY	1,115,300	10,604,701	10,373,067	—	(231,634)
Expiring 04/02/20	BNP Paribas S.A.	JPY	182,500	1,786,281	1,697,377	—	(88,904)
Expiring 04/02/20	BNP Paribas S.A.	JPY	120,300	1,089,828	1,118,874	29,046	—
Expiring 04/02/20	Citibank, N.A.	JPY	348,300	3,241,866	3,239,433	—	(2,433)
Expiring 04/02/20	HSBC Bank USA, N.A.	JPY	186,700	1,805,437	1,736,440	—	(68,997)
Expiring 04/02/20	JPMorgan Chase Bank, N.A.	JPY	185,800	1,755,723	1,728,069	—	(27,654)
Expiring 05/07/20	Standard Chartered	JPY	2,122,045	19,688,707	19,772,060	83,353	—
Mexican Peso,
Expiring 04/22/20	Goldman Sachs International	MXN	2,916	124,177	122,487	—	(1,690)
Expiring 05/05/20	Natwest Markets PLC	MXN	102,473	5,223,814	4,296,798	—	(927,016)
Expiring 05/05/20	Natwest Markets PLC	MXN	57,028	2,907,145	2,391,244	—	(515,901)
Expiring 06/17/20	BNP Paribas S.A.	MXN	48,109	2,441,065	2,004,736	—	(436,329)
New Zealand Dollar,
Expiring 04/02/20	Citibank, N.A.	NZD	3,814	2,411,289	2,275,748	—	(135,541)
Expiring 04/02/20	UBS AG	NZD	11,285	6,683,936	6,733,566	49,630	—
A50

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2020 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
New Zealand Dollar (cont’d.),
Expiring 04/02/20	UBS AG	NZD	8,910	$ 5,277,259	$ 5,316,444	$ 39,185	$ —
Expiring 04/03/20	HSBC Bank USA, N.A.	NZD	11,271	7,055,972	6,725,116	—	(330,856)
Norwegian Krone,
Expiring 04/02/20	UBS AG	NOK	45,965	4,890,853	4,421,305	—	(469,548)
Expiring 04/03/20	BNP Paribas S.A.	NOK	9,278	996,316	892,446	—	(103,870)
Expiring 05/04/20	Citibank, N.A.	NOK	32,745	3,111,717	3,150,311	38,594	—
Peruvian Nuevo Sol,
Expiring 04/06/20	Citibank, N.A.	PEN	2,243	659,559	653,139	—	(6,420)
Expiring 04/30/20	Citibank, N.A.	PEN	11,363	3,318,645	3,306,622	—	(12,023)
Polish Zloty,
Expiring 06/10/20	JPMorgan Chase Bank, N.A.	PLN	138	32,435	33,348	913	—
Russian Ruble,
Expiring 04/15/20	Goldman Sachs International	RUB	267,360	4,319,098	3,404,283	—	(914,815)
Expiring 04/15/20	Goldman Sachs International	RUB	206,267	3,224,008	2,626,394	—	(597,614)
Expiring 04/15/20	Goldman Sachs International	RUB	43,665	682,492	555,983	—	(126,509)
Expiring 04/15/20	Goldman Sachs International	RUB	35,662	576,107	454,084	—	(122,023)
Expiring 04/30/20	UBS AG	RUB	8,035	100,866	102,524	1,658	—
Expiring 04/30/20	UBS AG	RUB	2,931	36,992	37,395	403	—
Expiring 04/30/20	UBS AG	RUB	2,061	26,054	26,297	243	—
Expiring 05/20/20	Goldman Sachs International	RUB	7,656	96,836	97,321	485	—
Expiring 05/20/20	Goldman Sachs International	RUB	7,605	94,297	96,676	2,379	—
Expiring 05/20/20	Standard Chartered	RUB	4,340	55,012	55,169	157	—
South African Rand,
Expiring 04/06/20	Citibank, N.A.	ZAR	17,725	1,148,813	990,111	—	(158,702)
Expiring 04/06/20	Citibank, N.A.	ZAR	2,100	137,117	117,305	—	(19,812)
Expiring 04/06/20	HSBC Bank USA, N.A.	ZAR	1,779	115,474	99,374	—	(16,100)
Expiring 04/06/20	JPMorgan Chase Bank, N.A.	ZAR	2,281	153,000	127,416	—	(25,584)
Swedish Krona,
Expiring 04/02/20	HSBC Bank USA, N.A.	SEK	4,885	521,644	493,829	—	(27,815)
Expiring 04/02/20	Morgan Stanley & Co. International PLC	SEK	42,725	4,427,451	4,319,112	—	(108,339)
Expiring 05/04/20	Goldman Sachs International	SEK	7,353	739,806	743,900	4,094	—
Swiss Franc,
Expiring 04/02/20	Goldman Sachs International	CHF	522	546,218	542,381	—	(3,837)
Expiring 04/02/20	Morgan Stanley & Co. International PLC	CHF	7,638	8,178,586	7,936,220	—	(242,366)
Expiring 04/02/20	Morgan Stanley & Co. International PLC	CHF	5,393	5,827,090	5,603,566	—	(223,524)
Expiring 04/02/20	Morgan Stanley & Co. International PLC	CHF	4,863	4,945,095	5,053,080	107,985	—
Expiring 05/04/20	Citibank, N.A.	CHF	10,855	11,283,404	11,298,411	15,007	—
				$553,424,281	$548,185,180	6,174,549	(11,413,650)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 04/02/20	BNP Paribas S.A.	AUD	3,509	$ 2,324,018	$ 2,158,406	$ 165,612	$ —
Expiring 04/02/20	BNP Paribas S.A.	AUD	495	328,987	304,477	24,510	—
Expiring 04/02/20	Citibank, N.A.	AUD	1,338	887,295	823,011	64,284	—
Expiring 04/02/20	Citibank, N.A.	AUD	1,030	680,219	633,559	46,660	—
Expiring 04/02/20	Citibank, N.A.	AUD	412	244,499	253,424	—	(8,925)
Expiring 04/02/20	Morgan Stanley & Co. International PLC	AUD	17,171	11,295,221	10,561,980	733,241	—
Expiring 04/02/20	Morgan Stanley & Co. International PLC	AUD	7,968	4,878,806	4,901,162	—	(22,356)
Expiring 04/02/20	Morgan Stanley & Co. International PLC	AUD	7,817	5,142,085	4,808,281	333,804	—
Expiring 04/02/20	Standard Chartered	AUD	2,034	1,330,123	1,251,125	78,998	—
Expiring 04/02/20	Standard Chartered	AUD	139	91,183	85,500	5,683	—
A51

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2020 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Australian Dollar (cont’d.),
Expiring 04/02/20	UBS AG	AUD	8,710	$ 5,236,522	$ 5,357,571	$ —	$ (121,049)
Expiring 04/02/20	UBS AG	AUD	584	334,367	359,222	—	(24,855)
Expiring 04/03/20	HSBC Bank USA, N.A.	AUD	1,534	1,003,400	943,576	59,824	—
Expiring 05/04/20	BNP Paribas S.A.	AUD	194	118,596	119,351	—	(755)
Expiring 05/04/20	Goldman Sachs International	AUD	12,004	7,314,312	7,385,274	—	(70,962)
Expiring 05/04/20	Goldman Sachs International	AUD	7,817	4,762,898	4,809,107	—	(46,209)
Brazilian Real,
Expiring 04/02/20	BNP Paribas S.A.	BRL	6,332	1,434,000	1,218,405	215,595	—
Expiring 04/02/20	BNP Paribas S.A.	BRL	774	167,000	148,972	18,028	—
Expiring 04/02/20	Citibank, N.A.	BRL	3,479	766,000	669,526	96,474	—
Expiring 04/02/20	Citibank, N.A.	BRL	3,157	698,000	607,498	90,502	—
Expiring 04/02/20	Citibank, N.A.	BRL	23	5,000	4,455	545	—
Expiring 04/02/20	Deutsche Bank AG	BRL	8,105	1,777,000	1,559,590	217,410	—
Expiring 04/02/20	Deutsche Bank AG	BRL	493	107,000	94,877	12,123	—
Expiring 04/02/20	Deutsche Bank AG	BRL	48	9,334	9,214	120	—
Expiring 04/02/20	Goldman Sachs International	BRL	7,088	1,581,000	1,363,840	217,160	—
Expiring 04/02/20	Goldman Sachs International	BRL	3,385	730,000	651,320	78,680	—
Expiring 04/02/20	Goldman Sachs International	BRL	1,422	319,000	273,649	45,351	—
Expiring 04/02/20	HSBC Bank USA, N.A.	BRL	6,174	1,366,000	1,187,966	178,034	—
Expiring 04/02/20	HSBC Bank USA, N.A.	BRL	5,373	1,187,000	1,033,974	153,026	—
Expiring 04/02/20	HSBC Bank USA, N.A.	BRL	3,806	855,000	732,460	122,540	—
Expiring 04/02/20	JPMorgan Chase Bank, N.A.	BRL	44,050	11,088,177	8,476,347	2,611,830	—
Expiring 04/02/20	JPMorgan Chase Bank, N.A.	BRL	1,399	279,000	269,175	9,825	—
Expiring 05/05/20	Deutsche Bank AG	BRL	10,802	2,102,983	2,073,886	29,097	—
Expiring 05/05/20	Deutsche Bank AG	BRL	1,399	272,060	268,567	3,493	—
British Pound,
Expiring 04/02/20	BNP Paribas S.A.	GBP	5,017	6,415,580	6,231,773	183,807	—
Expiring 04/02/20	BNP Paribas S.A.	GBP	806	1,054,848	1,001,158	53,690	—
Expiring 04/02/20	BNP Paribas S.A.	GBP	459	561,960	570,138	—	(8,178)
Expiring 04/02/20	Citibank, N.A.	GBP	6,288	8,122,484	7,810,593	311,891	—
Expiring 04/02/20	Citibank, N.A.	GBP	5,962	7,774,576	7,405,588	368,988	—
Expiring 04/02/20	Citibank, N.A.	GBP	2,452	3,166,095	3,045,706	120,389	—
Expiring 04/02/20	Citibank, N.A.	GBP	754	981,562	936,567	44,995	—
Expiring 04/02/20	Citibank, N.A.	GBP	521	606,546	647,150	—	(40,604)
Expiring 04/02/20	Citibank, N.A.	GBP	414	481,977	514,242	—	(32,265)
Expiring 04/02/20	HSBC Bank USA, N.A.	GBP	23,603	30,466,738	29,317,552	1,149,186	—
Expiring 04/02/20	HSBC Bank USA, N.A.	GBP	19,166	24,739,864	23,806,691	933,173	—
Expiring 04/02/20	HSBC Bank USA, N.A.	GBP	378	445,429	469,526	—	(24,097)
Expiring 05/04/20	Barclays Bank PLC	GBP	18,414	22,528,774	22,889,380	—	(360,606)
Expiring 05/04/20	Standard Chartered	GBP	33,726	41,285,214	41,922,366	—	(637,152)
Expiring 05/05/20	Citibank, N.A.	GBP	6,004	6,948,582	7,463,427	—	(514,845)
Canadian Dollar,
Expiring 04/02/20	BNP Paribas S.A.	CAD	6,700	4,668,442	4,760,977	—	(92,535)
Expiring 04/02/20	BNP Paribas S.A.	CAD	1,082	765,994	768,862	—	(2,868)
Expiring 04/02/20	Citibank, N.A.	CAD	10,737	8,058,121	7,629,977	428,144	—
Expiring 04/02/20	Citibank, N.A.	CAD	10,215	7,213,794	7,258,713	—	(44,919)
Expiring 04/02/20	Citibank, N.A.	CAD	2,411	1,809,377	1,713,241	96,136	—
Expiring 04/02/20	Goldman Sachs International	CAD	4,027	2,792,970	2,861,560	—	(68,590)
Expiring 04/02/20	UBS AG	CAD	180	134,157	127,907	6,250	—
Expiring 04/03/20	UBS AG	CAD	1,331	997,697	945,810	51,887	—
Expiring 05/04/20	BNP Paribas S.A.	CAD	596	422,880	423,676	—	(796)
Expiring 05/04/20	Citibank, N.A.	CAD	9,715	6,894,056	6,906,055	—	(11,999)
Expiring 05/04/20	Citibank, N.A.	CAD	6,768	4,801,339	4,810,840	—	(9,501)
China Yuan,
Expiring 06/17/20	HSBC Bank USA, N.A.	CNY	1,400	196,000	197,200	—	(1,200)
A52

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2020 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Chinese Renminbi,
Expiring 06/17/20	Citibank, N.A.	CNH	15,606	$ 2,211,058	$ 2,198,281	$ 12,777	$ —
Expiring 06/17/20	Citibank, N.A.	CNH	3,257	466,148	458,785	7,363	—
Expiring 06/17/20	HSBC Bank USA, N.A.	CNH	56,629	8,085,423	7,976,789	108,634	—
Expiring 06/17/20	HSBC Bank USA, N.A.	CNH	23,202	3,307,486	3,268,263	39,223	—
Expiring 06/17/20	Standard Chartered	CNH	14,932	2,118,228	2,103,341	14,887	—
Colombian Peso,
Expiring 04/24/20	Citibank, N.A.	COP	231,648	67,803	56,929	10,874	—
Expiring 04/24/20	Citibank, N.A.	COP	48,288	14,134	11,867	2,267	—
Danish Krone,
Expiring 04/01/20	BNP Paribas S.A.	DKK	2,045	305,883	302,120	3,763	—
Expiring 04/01/20	Goldman Sachs International	DKK	347,680	52,005,479	51,364,862	640,617	—
Expiring 04/01/20	Goldman Sachs International	DKK	115,926	17,321,449	17,126,423	195,026	—
Expiring 04/02/20	Citibank, N.A.	DKK	6,245	930,694	922,650	8,044	—
Expiring 07/01/20	Citibank, N.A.	DKK	117,679	17,151,054	17,442,884	—	(291,830)
Euro,
Expiring 04/02/20	BNP Paribas S.A.	EUR	2,175	2,432,272	2,398,944	33,328	—
Expiring 04/02/20	BNP Paribas S.A.	EUR	1,042	1,118,119	1,149,287	—	(31,168)
Expiring 04/02/20	Citibank, N.A.	EUR	118,004	129,368,301	130,153,597	—	(785,296)
Expiring 04/02/20	Citibank, N.A.	EUR	13,970	15,315,423	15,408,391	—	(92,968)
Expiring 04/02/20	Citibank, N.A.	EUR	4,439	4,909,646	4,896,052	13,594	—
Expiring 04/02/20	Citibank, N.A.	EUR	2,677	2,946,507	2,952,632	—	(6,125)
Expiring 04/02/20	Citibank, N.A.	EUR	1,107	1,236,707	1,220,980	15,727	—
Expiring 04/02/20	Citibank, N.A.	EUR	343	390,202	378,316	11,886	—
Expiring 04/02/20	Morgan Stanley & Co. International PLC	EUR	123	137,389	135,664	1,725	—
Expiring 04/02/20	UBS AG	EUR	38,761	42,043,446	42,752,267	—	(708,821)
Expiring 04/02/20	UBS AG	EUR	1,000	1,087,875	1,102,963	—	(15,088)
Expiring 04/03/20	Morgan Stanley & Co. International PLC	EUR	4,548	5,089,452	5,016,418	73,034	—
Expiring 05/04/20	BNP Paribas S.A.	EUR	947	1,039,767	1,045,886	—	(6,119)
Expiring 05/04/20	BNP Paribas S.A.	EUR	258	285,987	284,940	1,047	—
Expiring 05/05/20	Barclays Bank PLC	EUR	31,662	34,187,389	34,969,759	—	(782,370)
Expiring 05/05/20	JPMorgan Chase Bank, N.A.	EUR	905	999,812	999,739	73	—
Expiring 05/05/20	Standard Chartered	EUR	74,073	81,378,887	81,810,220	—	(431,333)
Expiring 05/05/20	Standard Chartered	EUR	6,998	7,688,260	7,729,010	—	(40,750)
Hong Kong Dollar,
Expiring 09/03/20	BNP Paribas S.A.	HKD	5,233	666,000	674,622	—	(8,622)
Expiring 09/03/20	Standard Chartered	HKD	52,915	6,733,000	6,821,473	—	(88,473)
Indian Rupee,
Expiring 04/27/20	Goldman Sachs International	INR	659,393	9,088,803	8,653,595	435,208	—
Expiring 05/04/20	JPMorgan Chase Bank, N.A.	INR	325,743	4,520,441	4,270,395	250,046	—
Expiring 05/04/20	Standard Chartered	INR	326,303	4,542,526	4,277,741	264,785	—
Indonesian Rupiah,
Expiring 06/17/20	BNP Paribas S.A.	IDR	21,067,491	1,361,477	1,275,244	86,233	—
Expiring 06/17/20	BNP Paribas S.A.	IDR	8,152,996	494,000	493,512	488	—
Expiring 06/17/20	BNP Paribas S.A.	IDR	3,738,282	263,000	226,283	36,717	—
Expiring 06/17/20	BNP Paribas S.A.	IDR	281,512	19,000	17,040	1,960	—
Expiring 06/17/20	Citibank, N.A.	IDR	48,794,486	3,394,000	2,953,596	440,404	—
Expiring 06/17/20	HSBC Bank USA, N.A.	IDR	10,860,568	733,000	657,405	75,595	—
Expiring 06/17/20	HSBC Bank USA, N.A.	IDR	10,772,110	757,000	652,050	104,950	—
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	IDR	56,920	4,000	3,445	555	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	IDR	4,724,390	319,000	285,974	33,026	—
Israeli Shekel,
Expiring 04/16/20	BNP Paribas S.A.	ILS	911	250,583	257,367	—	(6,784)
Expiring 04/16/20	HSBC Bank USA, N.A.	ILS	1,001	271,898	282,721	—	(10,823)
Japanese Yen,
Expiring 04/02/20	BNP Paribas S.A.	JPY	838,300	7,624,685	7,796,774	—	(172,089)
A53

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2020 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Japanese Yen (cont’d.),
Expiring 04/02/20	Citibank, N.A.	JPY	279,800	$ 2,540,668	$ 2,602,335	$ —	$ (61,667)
Expiring 04/02/20	Goldman Sachs International	JPY	387,600	3,629,912	3,604,950	24,962	—
Expiring 04/02/20	Morgan Stanley & Co. International PLC	JPY	150,755	1,370,119	1,402,127	—	(32,008)
Expiring 04/03/20	Goldman Sachs International	JPY	107,401	996,229	998,932	—	(2,703)
Expiring 05/07/20	HSBC Bank USA, N.A.	JPY	273,000	2,538,357	2,543,665	—	(5,308)
Mexican Peso,
Expiring 04/13/20	Citibank, N.A.	MXN	58,174	2,558,617	2,446,495	112,122	—
Expiring 04/13/20	Goldman Sachs International	MXN	1,759	80,177	73,974	6,203	—
Expiring 04/13/20	HSBC Bank USA, N.A.	MXN	67,000	2,939,370	2,817,671	121,699	—
Expiring 04/22/20	Goldman Sachs International	MXN	11,604	467,091	487,429	—	(20,338)
New Zealand Dollar,
Expiring 04/02/20	BNP Paribas S.A.	NZD	8,380	5,296,785	5,000,202	296,583	—
Expiring 04/02/20	BNP Paribas S.A.	NZD	3,790	2,395,563	2,261,428	134,135	—
Expiring 04/02/20	Citibank, N.A.	NZD	530	335,077	316,242	18,835	—
Expiring 04/02/20	Morgan Stanley & Co. International PLC	NZD	11,309	7,161,322	6,747,886	413,436	—
Expiring 05/04/20	UBS AG	NZD	11,285	6,682,402	6,731,976	—	(49,574)
Expiring 05/04/20	UBS AG	NZD	8,910	5,276,048	5,315,189	—	(39,141)
Norwegian Krone,
Expiring 04/02/20	Citibank, N.A.	NOK	32,745	3,110,071	3,149,693	—	(39,622)
Expiring 04/02/20	JPMorgan Chase Bank, N.A.	NOK	655	69,011	63,003	6,008	—
Expiring 04/02/20	JPMorgan Chase Bank, N.A.	NOK	360	38,195	34,628	3,567	—
Expiring 04/02/20	Morgan Stanley & Co. International PLC	NOK	4,900	530,392	471,324	59,068	—
Expiring 04/02/20	Morgan Stanley & Co. International PLC	NOK	4,445	466,504	427,558	38,946	—
Expiring 04/02/20	Natwest Markets PLC	NOK	2,860	243,878	275,099	—	(31,221)
Expiring 05/04/20	Goldman Sachs International	NOK	9,050	852,734	870,677	—	(17,943)
Peruvian Nuevo Sol,
Expiring 04/06/20	Citibank, N.A.	PEN	2,243	650,000	653,139	—	(3,139)
Expiring 05/08/20	Citibank, N.A.	PEN	18,018	5,365,027	5,241,520	123,507	—
Expiring 05/15/20	Citibank, N.A.	PEN	4,241	1,250,217	1,233,465	16,752	—
Expiring 05/18/20	Citibank, N.A.	PEN	21,417	6,281,672	6,227,568	54,104	—
Expiring 05/18/20	Citibank, N.A.	PEN	2,362	692,682	686,716	5,966	—
Expiring 05/29/20	Goldman Sachs International	PEN	1,206	340,497	350,417	—	(9,920)
Expiring 07/13/20	Citibank, N.A.	PEN	6,375	1,833,034	1,849,747	—	(16,713)
Expiring 07/13/20	Citibank, N.A.	PEN	5,564	1,599,870	1,614,458	—	(14,588)
Expiring 08/04/20	Citibank, N.A.	PEN	2,243	656,527	650,281	6,246	—
Romanian Leu,
Expiring 04/16/20	UBS AG	RON	71	16,511	16,175	336	—
Russian Ruble,
Expiring 04/15/20	Goldman Sachs International	RUB	237,000	3,543,336	3,017,710	525,626	—
Expiring 04/15/20	Goldman Sachs International	RUB	7,656	97,358	97,481	—	(123)
Expiring 04/15/20	Morgan Stanley & Co. International PLC	RUB	89,481	1,122,000	1,139,356	—	(17,356)
Expiring 04/15/20	Natwest Markets PLC	RUB	42,483	548,000	540,934	7,066	—
Expiring 04/15/20	UBS AG	RUB	8,035	101,110	102,311	—	(1,201)
Singapore Dollar,
Expiring 06/17/20	Goldman Sachs International	SGD	20	13,998	14,088	—	(90)
South African Rand,
Expiring 04/06/20	JPMorgan Chase Bank, N.A.	ZAR	7,421	472,129	414,534	57,595	—
Expiring 04/06/20	JPMorgan Chase Bank, N.A.	ZAR	3,373	205,313	188,414	16,899	—
Expiring 07/22/20	HSBC Bank USA, N.A.	ZAR	21,500	1,450,740	1,185,301	265,439	—
South Korean Won,
Expiring 06/17/20	BNP Paribas S.A.	KRW	287,591	241,127	236,587	4,540	—
Expiring 06/17/20	Citibank, N.A.	KRW	605,566	499,000	498,171	829	—
Swedish Krona,
Expiring 04/02/20	Goldman Sachs International	SEK	40,257	4,176,618	4,069,614	107,004	—
Expiring 04/02/20	Goldman Sachs International	SEK	7,353	739,057	743,328	—	(4,271)
A54

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2020 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Swedish Krona (cont’d.),
Expiring 04/03/20	HSBC Bank USA, N.A.	SEK	8,713	$ 916,582	$ 880,827	$ 35,755	$ —
Swiss Franc,
Expiring 04/02/20	Citibank, N.A.	CHF	10,855	11,261,937	11,279,034	—	(17,097)
Expiring 04/02/20	Citibank, N.A.	CHF	66	69,891	68,577	1,314	—
Expiring 04/02/20	Goldman Sachs International	CHF	81	82,380	84,163	—	(1,783)
Expiring 04/02/20	JPMorgan Chase Bank, N.A.	CHF	1,198	1,221,710	1,244,775	—	(23,065)
Expiring 04/02/20	JPMorgan Chase Bank, N.A.	CHF	522	541,460	542,381	—	(921)
Expiring 04/02/20	Morgan Stanley & Co. International PLC	CHF	473	495,832	491,468	4,364	—
Expiring 04/02/20	UBS AG	CHF	5,221	5,401,384	5,424,850	—	(23,466)
Expiring 04/03/20	UBS AG	CHF	3,844	4,026,547	3,994,246	32,301	—
Expiring 05/04/20	Goldman Sachs International	CHF	522	547,291	543,313	3,978	—
Thai Baht,
Expiring 06/17/20	Morgan Stanley & Co. International PLC	THB	3,739	119,884	113,987	5,897	—
				$847,893,077	$839,154,337	14,795,923	(6,057,183)
						$20,970,472	$(17,470,833)
Credit default swap agreements outstanding at March 31, 2020:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**:
Federal Republic of Brazil	12/20/23	1.000%(Q)	7,500	2.258%	$ (333,749)	$ (7,292)	$ (326,457)	Barclays Bank PLC
Government of Malaysia	12/20/23	1.000%(Q)	1,500	0.777%	12,782	(1,458)	14,240	Barclays Bank PLC
People’s Republic of China	12/20/23	1.000%(Q)	5,000	0.332%	125,480	(4,861)	130,341	Barclays Bank PLC
Republic of Argentina	12/20/23	1.000%(Q)	1,500	199.475%	(1,126,798)	(1,458)	(1,125,340)	Barclays Bank PLC
Republic of Chile	12/20/23	1.000%(Q)	1,500	1.009%	19	(1,458)	1,477	Barclays Bank PLC
Republic of Colombia	12/20/23	1.000%(Q)	2,000	1.839%	(59,689)	(1,944)	(57,745)	Barclays Bank PLC
Republic of Indonesia	12/20/23	1.000%(Q)	2,000	1.575%	(40,742)	(1,944)	(38,798)	Barclays Bank PLC
Republic of Lebanon	12/20/23	1.000%(Q)	1,500	*	(1,281,293)	(1,458)	(1,279,835)	Barclays Bank PLC
Republic of Panama	12/20/23	1.000%(Q)	1,500	1.119%	(6,012)	(1,458)	(4,554)	Barclays Bank PLC
Republic of Peru	12/20/23	1.000%(Q)	1,500	0.892%	6,431	(1,458)	7,889	Barclays Bank PLC
Republic of Philippines	12/20/23	1.000%(Q)	1,500	0.700%	17,031	(1,458)	18,489	Barclays Bank PLC
Republic of South Africa	12/20/23	1.000%(Q)	4,500	3.757%	(425,563)	(4,375)	(421,188)	Barclays Bank PLC
Republic of Turkey	12/20/23	1.000%(Q)	7,500	5.166%	(1,035,319)	(7,292)	(1,028,027)	Barclays Bank PLC
Russian Federation	12/20/23	1.000%(Q)	4,500	1.620%	(99,248)	(4,375)	(94,873)	Barclays Bank PLC
United Mexican States	12/20/23	1.000%(Q)	6,500	1.953%	(220,212)	(6,319)	(213,893)	Barclays Bank PLC
					$(4,466,882)	$(48,608)	$(4,418,274)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreement on credit indices— Buy Protection(1)**:
CDX.NA.EM.30.V1	12/20/23	1.000%(Q)	50,000	$4,596,287	$(11,389)	$4,607,676	Barclays Bank PLC
**	The Portfolio entered into multiple credit default swap agreements in a packaged trade consisting of two parts. The Portfolio bought/sold protection on an Emerging Market CDX Index and bought/sold protection on the countries which comprise the index. The up-front premium is attached to the index of the
A55

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Credit default swap agreements outstanding at March 31, 2020 (continued):
trade. Each swap is priced individually. If any of the component swaps are closed out early, the Index exposure will be reduced by an amount proportionate to the terminated swap(s).
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on asset-backed securities - Sell Protection(2)^:
Towd Point Mortgage Trust	07/25/56	0.450%(M)	9,558	*	$191,989	$—	$191,989	Citigroup Global Markets, Inc.

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at March 31, 2020(4)	Value at Trade Date	Value at March 31, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Daimler AG	12/20/20	1.000%(Q)	EUR	500	0.604%	$ 8,231	$ 1,781	$ (6,450)
Daimler AG	12/20/20	1.000%(Q)	EUR	240	0.604%	3,956	855	(3,101)
Enbridge, Inc.	12/20/22	1.000%(Q)		2,600	2.284%	6,026	(86,589)	(92,615)
Ford Motor Credit Co. LLC	06/20/22	5.000%(Q)		600	8.858%	103,870	(42,585)	(146,455)
General Electric Co.	12/20/20	1.000%(Q)		100	1.362%	(1,789)	(228)	1,561
General Electric Co.	12/20/23	1.000%(Q)		1,800	1.948%	(81,239)	(59,692)	21,547
General Electric Co.	12/20/23	1.000%(Q)		300	1.948%	(16,848)	(9,949)	6,899
Marks & Spencer PLC	06/20/23	1.000%(Q)	EUR	1,300	3.698%	(38,950)	(116,576)	(77,626)
Rolls-Royce PLC	12/20/24	1.000%(Q)	EUR	1,000	4.101%	(4,205)	(143,279)	(139,074)
Tesco PLC	06/20/25	1.000%(Q)	EUR	1,700	1.087%	(56,080)	(7,835)	48,245
						$ (77,028)	$(464,097)	$(387,069)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
Japan Govt.	06/20/22	(1.000)%(Q)	4,300	$ (82,043)	$(153,894)	$ 71,851	BNP Paribas S.A.
Japan Govt.	06/20/22	(1.000)%(Q)	3,800	(72,503)	(133,217)	60,714	Citibank, N.A.
Japan Govt.	06/20/22	(1.000)%(Q)	3,800	(72,503)	(132,796)	60,293	Goldman Sachs International
Japan Govt.	06/20/22	(1.000)%(Q)	700	(13,356)	(24,197)	10,841	Bank of America, N.A.
Kingdom of Spain	06/20/23	1.000%(Q)	1,800	(27,550)	(44,541)	16,991	Bank of America, N.A.
People’s Republic of China	06/20/23	(1.000)%(Q)	4,900	(117,785)	(94,604)	(23,181)	Goldman Sachs International
Republic of Argentina	06/20/21	5.000%(Q)	805	583,312	346,709	236,603	Morgan Stanley & Co. International PLC
Republic of Argentina	06/20/22	5.000%(Q)	400	292,540	231,000	61,540	Citibank, N.A.
South Korea Govt.	06/20/23	(1.000)%(Q)	6,800	(169,171)	(164,692)	(4,479)	BNP Paribas S.A.
South Korea Govt.	06/20/23	(1.000)%(Q)	1,700	(42,293)	(42,406)	113	HSBC BANK USA, N.A.
United Mexican States	06/20/23	1.000%(Q)	575	14,446	3,609	10,837	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	565	14,194	8,971	5,223	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	190	4,773	3,355	1,418	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	190	4,773	3,101	1,672	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	190	4,773	1,122	3,651	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	100	2,512	627	1,885	Citibank, N.A.
United Mexican States	12/20/24	1.000%(Q)	140	7,667	1,027	6,640	Citibank, N.A.
				$ 331,786	$(190,826)	$522,612

A56

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Credit default swap agreements outstanding at March 31, 2020 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at March 31, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Barclays Bank PLC	06/20/20	1.000%(Q)	EUR	1,000	0.439%	$ 1,761	$ 4,846	$ (3,085)	Citibank, N.A.
Boeing Co.	12/20/21	1.000%(Q)		1,700	4.579%	(98,260)	17,099	(115,359)	Bank of America, N.A.
Bombardier, Inc.	06/20/20	5.000%(Q)		200	31.937%	(11,059)	3,235	(14,294)	JPMorgan Chase Bank, N.A.
Federative Republic of Brazil	12/20/22	1.000%(Q)		3,100	1.973%	(79,100)	(62,308)	(16,792)	Morgan Stanley Capital Services LLC
Federative Republic of Brazil	12/20/23	1.000%(Q)		200	2.258%	(8,900)	(6,900)	(2,000)	HSBC BANK USA, N.A.
Federative Republic of Brazil	06/20/24	1.000%(Q)		1,500	2.376%	(82,169)	(43,885)	(38,284)	HSBC BANK USA, N.A.
Federative Republic of Brazil	12/20/24	1.000%(Q)		400	2.557%	(27,468)	(6,225)	(21,243)	Goldman Sachs International
Federative Republic of Brazil	12/20/24	1.000%(Q)		100	2.557%	(6,867)	(1,727)	(5,140)	Citibank, N.A.
General Electric Co.	06/20/20	1.000%(Q)		1,910	1.305%	(664)	7,535	(8,199)	Bank of America, N.A.
General Electric Co.	06/20/20	1.000%(Q)		1,710	1.305%	(595)	5,097	(5,692)	Goldman Sachs International
Hellenic Republic of Greece	06/20/23	1.000%(Q)		435	1.606%	(8,082)	(42,575)	34,493	Citibank, N.A.
Hellenic Republic of Greece	06/20/24	1.000%(Q)		500	1.801%	(15,917)	(108,194)	92,277	Barclays Bank PLC
Hellenic Republic of Greece	12/20/24	1.000%(Q)		1,000	1.904%	(39,878)	(230,139)	190,261	Citibank, N.A.
Hellenic Republic of Greece	12/20/25	1.000%(Q)		1,220	2.054%	(67,397)	(220,976)	153,579	Bank of America, N.A.
Kingdom of Saudi Arabia	06/20/24	1.000%(Q)		350	1.538%	(7,571)	1,638	(9,209)	Morgan Stanley & Co. International PLC
Kingdom of Spain	06/20/23	1.000%(Q)		1,800	0.734%	15,838	27,267	(11,429)	Bank of America, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)		480	8.570%	(96,980)	(26,563)	(70,417)	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)		470	8.570%	(94,960)	(31,242)	(63,718)	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)		160	8.570%	(32,327)	(10,899)	(21,428)	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)		160	8.570%	(32,327)	(10,702)	(21,625)	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)		160	8.570%	(32,327)	(8,896)	(23,431)	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)		80	8.570%	(16,163)	(4,425)	(11,738)	Citibank, N.A.
Petroleos Mexicanos	12/20/24	1.000%(Q)		140	7.933%	(35,378)	(13,750)	(21,628)	Citibank, N.A.
Republic of Argentina	06/20/24	5.000%(Q)		805	193.160%	(592,012)	(386,959)	(205,053)	Morgan Stanley & Co. International PLC
Republic of Argentina	06/20/24	5.000%(Q)		400	193.160%	(294,167)	(236,000)	(58,167)	Citibank, N.A.
Republic of Colombia	12/20/22	1.000%(Q)		3,000	1.567%	(44,457)	11,696	(56,153)	Morgan Stanley Capital Services LLC
Republic of Colombia	12/20/23	1.000%(Q)		4,500	1.839%	(134,301)	(67,397)	(66,904)	Goldman Sachs International
Republic of Colombia	06/20/24	1.000%(Q)		900	1.954%	(34,473)	(9,160)	(25,313)	Citibank, N.A.
Republic of Colombia	12/20/24	1.000%(Q)		2,600	2.125%	(130,344)	10,196	(140,540)	Citibank, N.A.
Republic of Indonesia	12/20/23	1.000%(Q)		5,000	1.575%	(101,854)	(73,797)	(28,057)	Citibank, N.A.
Republic of Italy	06/20/21	1.000%(Q)		14,000	0.621%	69,480	(239,581)	309,061	Citibank, N.A.
Republic of Italy	06/20/21	1.000%(Q)		10,100	0.860%	20,675	(168,497)	189,172	Bank of America, N.A.
Republic of Italy	06/20/21	1.000%(Q)		8,800	0.621%	43,673	(196,071)	239,744	Goldman Sachs International
Republic of Italy	06/20/21	1.000%(Q)		3,500	0.860%	7,165	(62,657)	69,822	JPMorgan Chase Bank, N.A.
Republic of South Africa	06/20/23	1.000%(Q)		200	3.617%	(15,745)	(12,038)	(3,707)	JPMorgan Chase Bank, N.A.
A57

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Credit default swap agreements outstanding at March 31, 2020 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
Republic of South Africa	06/20/23	1.000%(Q)	100	3.617%	$ (7,872)	$ (5,082)	$ (2,790)	Citibank, N.A.
Russian Federation	12/20/22	1.000%(Q)	10,000	1.442%	(114,959)	(218,907)	103,948	Goldman Sachs International
State of Illinois	06/20/24	1.000%(Q)	500	3.286%	(42,093)	(6,470)	(35,623)	Citibank, N.A.
United Mexican States	12/20/22	1.000%(Q)	500	1.674%	(8,824)	630	(9,454)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	100	1.812%	(2,512)	(1,011)	(1,501)	Citibank, N.A.
United Mexican States	12/20/23	1.000%(Q)	5,000	1.953%	(169,394)	(78,386)	(91,008)	HSBC BANK USA, N.A.
United Mexican States	06/20/24	1.000%(Q)	2,900	2.060%	(123,077)	(47,995)	(75,082)	Citibank, N.A.
United Mexican States	06/20/24	1.000%(Q)	2,400	2.060%	(101,857)	(32,080)	(69,777)	HSBC BANK USA, N.A.
United Mexican States	06/20/24	1.000%(Q)	600	2.060%	(25,464)	(9,703)	(15,761)	BNP Paribas S.A.
United Mexican States	12/20/24	1.000%(Q)	14,300	2.232%	(783,147)	(83,064)	(700,083)	Morgan Stanley Capital Services LLC
United Mexican States	12/20/24	1.000%(Q)	2,600	2.232%	(142,390)	(21,641)	(120,749)	Goldman Sachs International
					$(3,504,739)	$(2,696,663)	$(808,076)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Value at Trade Date	Value at March 31, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on credit indices - Buy Protection(1):
CDX.NA.HY.33	12/20/24	5.000%(Q)		8,869	$(538,073)	$ 538,306	$1,076,379
CDX.NA.HY.33	06/20/25	5.000%(Q)		2,800	111,440	173,959	62,519
CDX.NA.IG.32	06/20/29	1.000%(Q)		23,000	1,930	655,733	653,803
CDX.NA.IG.33	12/20/24	1.000%(Q)		33,500	523,345	110,519	(412,826)
CDX.NA.IG.33	12/20/29	1.000%(Q)		72,200	343,532	2,383,319	2,039,787
CDX.NA.IG.33.V1	12/20/29	1.000%(Q)		35,455	(255,488)	1,170,368	1,425,856
iTraxx Europe Series 31.V2	06/20/29	1.000%(Q)	EUR	50,700	(389,661)	990,149	1,379,810
iTraxx Europe Series 32.V1	12/20/29	1.000%(Q)	EUR	3,100	(53,499)	78,700	132,199
					$(256,474)	$6,101,053	$6,357,527

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at March 31, 2020(4)	Value at Trade Date	Value at March 31, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on credit indices - Sell Protection(2):
CDX.NA.EM.32	12/20/24	1.000%(Q)		26,500	3.786%	$(1,165,640)	$(3,070,337)	$(1,904,697)
CDX.NA.EM.33	06/20/25	1.000%(Q)		2,300	3.485%	(254,650)	(263,853)	(9,203)
CDX.NA.HY.34.V1	06/20/25	5.000%(Q)		70,000	6.548%	(3,780,000)	(4,348,971)	(568,971)
CDX.NA.IG.33.V1	12/20/24	1.000%(Q)		51,480	1.080%	1,359,510	(169,836)	(1,529,346)
iTraxx Europe Crossover Series 31.V2	12/20/24	5.000%(Q)	EUR	7,800	5.516%	1,153,920	(158,702)	(1,312,622)
iTraxx Europe Series 31.V2	12/20/24	1.000%(Q)	EUR	7,100	0.955%	92,141	18,842	(73,299)
						$(2,594,719)	$(7,992,857)	$(5,398,138)

A58

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Credit default swap agreements outstanding at March 31, 2020 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on credit indices - Buy Protection(1):
CMBX.NA.10.AAA	11/17/59	0.500%(M)	5,000	$54,836	$57,438	$(2,602)	Deutsche Bank AG

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on credit indices - Sell Protection(2):
CDX.BEIJING 1Y 30% - 100%	12/20/20	0.000%	7,300	*	$ (33,635)	$ (4,380)	$ (29,255)	Citibank, N.A.
CMBX.NA.13.AAA	12/16/72	0.500%(M)	5,000	*	(191,852)	(46,311)	(145,541)	Citigroup Global Markets, Inc.
CMBX.NA.8.AAA	10/17/57	0.500%(M)	3,300	*	(9,005)	(172,053)	163,048	Deutsche Bank AG
CMBX.NA.8.AAA	10/17/57	0.500%(M)	1,000	*	(2,729)	(51,756)	49,027	Goldman Sachs International
CMBX.NA.8.AAA	10/17/57	0.500%(M)	600	*	(1,637)	(41,882)	40,245	Merrill Lynch International
					$(238,858)	$(316,382)	$ 77,524
The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
*	When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Portfolio is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

A59

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Currency swap agreements outstanding at March 31, 2020:
Notional Amount (000)#		Fund Receives	Notional Amount (000)#	Fund Pays	Counterparty	Termination Date	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
OTC Currency Swap Agreements:
AUD	8,100	3 Month BBSW plus 42.00 bps(Q)	5,589	3 Month LIBOR(Q)	Citibank, N.A.	07/31/29	$ 38,902	$—	$ 38,902
AUD	8,000	3 Month BBSW plus 42.25 bps(Q)	5,520	3 Month LIBOR(Q)	Goldman Sachs Bank USA	08/01/29	39,015	—	39,015
EUR	6,100	3 Month EURIBOR minus 17.20 bps(Q)	6,773	3 Month LIBOR(Q)	Citibank, N.A.	01/23/30	(82,134)	—	(82,134)
EUR	3,200	3 Month EURIBOR minus 16.20 bps(Q)	3,573	3 Month LIBOR(Q)	Morgan Stanley & Co. International PLC	03/18/30	(24,329)	—	(24,329)
							$(28,546)	$—	$(28,546)

Inflation swap agreements outstanding at March 31, 2020:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2020	Unrealized Appreciaton (Depreciation)
Centrally Cleared Inflation Swap Agreements:
EUR	330	04/15/20	1.000%(T)	France CPI ex Tobacco Household(1)(T)	$ —	$ 814	$ 814
EUR	130	08/15/20	1.160%(T)	France CPI ex Tobacco Household(1)(T)	92	(1,931)	(2,023)
EUR	1,300	06/15/21	1.345%(T)	France CPI ex Tobacco Household(1)(T)	—	(41,999)	(41,999)
EUR	2,940	03/15/24	1.030%(T)	France CPI ex Tobacco Household(1)(T)	(1,175)	(131,042)	(129,867)
EUR	440	03/15/28	1.535%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	(58)	49,886	49,944
EUR	1,710	05/15/28	1.620%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	108	212,283	212,175
EUR	500	03/15/33	1.710%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	(534)	(90,127)	(89,593)
EUR	40	01/15/38	1.910%(T)	France CPI ex Tobacco Household(2)(T)	324	10,484	10,160
EUR	415	03/15/48	1.946%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	1,019	178,750	177,731
EUR	360	11/15/48	1.945%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	—	157,256	157,256
EUR	530	11/15/48	1.950%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	(1,804)	233,029	234,833
EUR	990	02/15/50	1.450%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	36,828	163,084	126,256
GBP	1,300	12/15/28	3.632%(T)	U.K. Retail Price Index(2)(T)	—	97,924	97,924
GBP	3,900	01/15/30	3.400%(T)	U.K. Retail Price Index(2)(T)	(1,648)	62,297	63,945
GBP	3,500	01/15/30	3.438%(T)	U.K. Retail Price Index(2)(T)	—	77,621	77,621
GBP	1,400	01/15/30	3.386%(T)	U.K. Retail Price Index(2)(T)	—	19,170	19,170
GBP	2,000	01/15/30	3.480%(T)	U.K. Retail Price Index(2)(T)	21,537	58,116	36,579
GBP	4,900	02/15/30	3.453%(T)	U.K. Retail Price Index(2)(T)	—	97,206	97,206
GBP	800	02/15/30	3.436%(T)	U.K. Retail Price Index(2)(T)	—	13,647	13,647
GBP	2,500	02/15/30	3.450%(T)	U.K. Retail Price Index(2)(T)	2,983	48,368	45,385
GBP	600	04/15/30	3.190%(T)	U.K. Retail Price Index(2)(T)	(34,052)	15,237	49,289
GBP	3,900	05/15/30	3.350%(T)	U.K. Retail Price Index(2)(T)	(43,957)	268,225	312,182
GBP	3,200	06/15/30	3.400%(T)	U.K. Retail Price Index(2)(T)	67,530	253,817	186,287
GBP	2,840	08/15/30	3.325%(T)	U.K. Retail Price Index(2)(T)	26,678	150,844	124,166
GBP	1,000	06/15/31	3.100%(T)	U.K. Retail Price Index(2)(T)	(103,355)	(38,665)	64,690
GBP	3,520	09/15/32	3.470%(T)	U.K. Retail Price Index(2)(T)	(7,170)	289,629	296,799
GBP	360	09/15/33	3.500%(T)	U.K. Retail Price Index(2)(T)	281	35,080	34,799
GBP	470	10/15/33	3.579%(T)	U.K. Retail Price Index(2)(T)	—	59,697	59,697
GBP	1,200	01/15/35	3.370%(T)	U.K. Retail Price Index(1)(T)	4,130	(63,097)	(67,227)
GBP	700	04/15/35	3.357%(T)	U.K. Retail Price Index(2)(T)	(15,733)	91,412	107,145
GBP	410	06/15/39	3.580%(T)	U.K. Retail Price Index(2)(T)	(414)	90,174	90,588
	2,500	08/06/20	1.425%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	(15,075)	(15,075)
	2,900	11/23/20	2.027%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	(52,928)	(52,928)
	2,800	11/25/20	2.021%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	(51,223)	(51,223)
	6,000	03/14/21	1.875%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	(148,505)	(148,505)
	2,900	03/18/21	1.927%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	(75,305)	(75,305)
	9,500	05/13/21	1.816%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	(256,422)	(256,422)
	2,000	07/26/21	1.550%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	67,692	(17,404)	(85,096)
	6,390	09/09/21	1.445%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	(158,734)	(158,734)
	1,540	09/12/21	1.603%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	46,384	(22,319)	(68,703)
	8,900	09/20/21	1.592%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	(828)	(253,643)	(252,815)
A60

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Inflation swap agreements outstanding at March 31, 2020 (continued):
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2020	Unrealized Appreciaton (Depreciation)
Centrally Cleared Inflation Swap Agreements (cont’d):
11,000	07/15/22	2.500%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	$(978,621)	$(1,675,083)	$ (696,462)
1,300	07/15/22	2.069%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	(62,220)	(62,220)
7,200	02/05/23	2.210%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	(462,227)	(462,227)
4,070	04/27/23	2.263%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	(797)	(295,161)	(294,364)
1,140	05/09/23	2.263%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	(82,587)	(82,587)
1,760	05/10/23	2.281%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	(132,379)	(132,379)
2,500	07/25/27	2.080%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	252,918	252,918
1,230	09/20/27	2.180%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	136,725	136,725
1,200	09/25/27	2.150%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	128,968	128,968
2,800	10/17/27	2.155%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	304,661	304,661
3,660	02/05/28	2.335%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	7,941	501,525	493,584
1,720	05/09/28	2.360%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	246,225	246,225
1,140	05/09/28	2.353%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	162,175	162,175
1,760	05/10/28	2.364%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	252,674	252,674
500	06/06/28	2.370%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	(95)	71,398	71,493
2,700	07/25/29	1.998%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	2,209	265,964	263,755
3,300	11/20/29	1.883%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	3,342	273,868	270,526
				$(901,163)	$ 1,203,075	$2,104,238

Inflation swap agreements outstanding at March 31, 2020:
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciaton (Depreciation)	Counterparty
OTC Inflation Swap Agreements:
2,200	07/15/22	2.500%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	$(335,101)	$39,860	$(374,961)	Deutsche Bank AG
13,500	11/23/20	1.570%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	(16,881)	—	(16,881)	Bank of America, N.A.
				$(351,982)	$39,860	$(391,842)
(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.
Interest rate swap agreements outstanding at March 31, 2020:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2020	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
AUD	5,000	02/13/30	1.210%(S)	3 Month BBSW(2)(S)	$ (23)	$ 90,997	$ 91,020
BRL	10,876	01/02/25	5.902%(T)	1 Day BROIS(2)(T)	—	(50,084)	(50,084)
BRL	2,400	01/02/25	6.295%(T)	1 Day BROIS(1)(T)	—	2,132	2,132
BRL	5,634	01/02/25	6.640%(T)	1 Day BROIS(2)(T)	—	17,533	17,533
BRL	6,331	01/02/25	6.670%(T)	1 Day BROIS(2)(T)	—	21,943	21,943
BRL	16,739	01/02/25	6.670%(T)	1 Day BROIS(2)(T)	—	57,174	57,174
BRL	5,000	01/04/27	6.140%(T)	1 Day BROIS(2)(T)	(82)	(43,629)	(43,547)
BRL	18,100	01/04/27	6.280%(T)	1 Day BROIS(1)(T)	—	121,066	121,066
CAD	6,600	03/03/22	1.270%(S)	3 Month CDOR(2)(S)	—	45,239	45,239
CAD	2,300	06/17/22	1.500%(S)	3 Month CDOR(2)(S)	10,133	27,026	16,893
CAD	3,500	03/03/25	1.220%(S)	3 Month CDOR(2)(S)	—	30,082	30,082
CAD	5,600	06/17/25	1.500%(S)	3 Month CDOR(2)(S)	(45,106)	108,031	153,137
CAD	1,600	10/02/29	1.713%(S)	3 Month CDOR(2)(S)	421	61,720	61,299
CAD	19,700	12/18/29	1.900%(S)	3 Month CDOR(2)(S)	290,489	1,023,019	732,530
CAD	13,500	06/17/30	1.500%(S)	3 Month CDOR(2)(S)	(267,507)	342,468	609,975
CAD	5,500	12/18/48	2.750%(S)	3 Month CDOR(2)(S)	(39,677)	1,266,153	1,305,830
CHF	8,050	03/18/25	(0.620)%(A)	6 Month CHF LIBOR(2)(S)	44,888	(43,126)	(88,014)
A61

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest rate swap agreements outstanding at March 31, 2020 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2020	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
CNH	14,220	06/14/24	2.900%(Q)	7 Day China Fixing Repo Rate(2)(Q)	$ (55)	$ 58,636	$ 58,691
CNH	41,000	06/28/24	2.901%(Q)	7 Day China Fixing Repo Rate(2)(Q)	(121)	168,008	168,129
CNH	15,100	09/19/24	2.940%(Q)	7 Day China Fixing Repo Rate(2)(Q)	(14)	67,863	67,877
CNH	13,200	10/10/24	2.860%(Q)	7 Day China Fixing Repo Rate(2)(Q)	(8)	54,837	54,845
COP	3,239,000	02/18/25	4.505%(Q)	1 Day COOIS(2)(Q)	—	(3,518)	(3,518)
COP	5,583,815	02/21/25	4.565%(Q)	1 Day COOIS(2)(Q)	—	(2,523)	(2,523)
COP	2,288,000	02/18/30	5.072%(Q)	1 Day COOIS(2)(Q)	—	(20,915)	(20,915)
COP	1,601,000	02/18/30	5.081%(Q)	1 Day COOIS(2)(Q)	—	(14,343)	(14,343)
COP	3,451,000	02/24/30	5.078%(Q)	1 Day COOIS(2)(Q)	—	(31,367)	(31,367)
CZK	17,500	01/30/29	1.913%(A)	6 Month PRIBOR(2)(S)	—	72,406	72,406
EUR	6,490	05/11/20	(0.054)%(A)	6 Month EURIBOR(1)(S)	(21,867)	(8,285)	13,582
EUR	1,270	05/11/21	(0.300)%(A)	1 Day EONIA(1)(A)	(1,081)	(4,712)	(3,631)
EUR	3,905	05/11/22	(0.250)%(A)	1 Day EONIA(1)(A)	(2,481)	(30,221)	(27,740)
EUR	25,500	06/17/22	(0.300)%(A)	6 Month EURIBOR(1)(S)	(8,891)	(12,581)	(3,690)
EUR	4,795	05/11/23	(0.100)%(A)	1 Day EONIA(1)(A)	(26,952)	(81,208)	(54,256)
EUR	910	05/11/24	0.050%(A)	1 Day EONIA(1)(A)	(10,043)	(25,535)	(15,492)
EUR	9,600	03/18/25	(0.500)%(A)	6 Month EURIBOR(1)(S)	172,654	137,139	(35,515)
EUR	190	05/11/25	0.100%(A)	1 Day EONIA(1)(A)	(1,117)	(6,756)	(5,639)
EUR	21,300	06/17/25	(0.150)%(A)	6 Month EURIBOR(2)(S)	63,640	84,753	21,113
EUR	3,665	05/11/26	0.250%(A)	1 Day EONIA(1)(A)	(60,447)	(184,620)	(124,173)
EUR	370	05/11/29	0.600%(A)	1 Day EONIA(2)(A)	7,289	36,047	28,758
EUR	5,000	03/18/30	(0.150)%(A)	6 Month EURIBOR(2)(S)	(72,645)	(67,691)	4,954
EUR	20,600	06/17/30	0.150%(A)	6 Month EURIBOR(2)(S)	269,839	365,102	95,263
EUR	1,500	03/16/46	1.500%(A)	6 Month EURIBOR(1)(S)	61,244	(559,356)	(620,600)
EUR	850	03/18/50	0.250%(A)	6 Month EURIBOR(1)(S)	70,866	(21,554)	(92,420)
EUR	1,000	06/17/50	0.500%(A)	6 Month EURIBOR(2)(S)	172,236	106,934	(65,302)
GBP	1,190	05/08/21	0.850%(A)	1 Day SONIA(1)(A)	(8,670)	(14,016)	(5,346)
GBP	11,800	03/18/22	0.750%(S)	6 Month GBP LIBOR(2)(S)	(13,748)	78,268	92,016
GBP	21,900	02/14/24	0.737%(S)	6 Month GBP LIBOR(2)(S)	—	53,235	53,235
GBP	33,100	02/17/24	0.745%(S)	6 Month GBP LIBOR(2)(S)	—	83,901	83,901
GBP	565	05/08/24	0.950%(A)	1 Day SONIA(1)(A)	(17,910)	(22,779)	(4,869)
GBP	18,000	06/17/25	1.000%(S)	6 Month GBP LIBOR(2)(S)	145,898	532,049	386,151
GBP	4,400	02/14/28	0.803%(S)	6 Month GBP LIBOR(1)(S)	—	(52,800)	(52,800)
GBP	6,700	02/17/28	0.811%(S)	6 Month GBP LIBOR(1)(S)	—	(83,586)	(83,586)
GBP	977	10/22/28	0.680%(A)	1 Day SONIA(1)(A)	—	(40,710)	(40,710)
GBP	1,205	05/08/29	1.100%(A)	1 Day SONIA(1)(A)	(94,015)	(115,151)	(21,136)
GBP	3,550	03/18/30	0.750%(S)	6 Month GBP LIBOR(2)(S)	20,644	71,601	50,957
GBP	9,100	03/18/30	0.750%(S)	6 Month GBP LIBOR(2)(S)	(53,290)	183,539	236,829
GBP	1,750	02/26/31	0.672%(S)	6 Month GBP LIBOR(1)(S)	—	(15,535)	(15,535)
GBP	2,300	12/03/39	0.905%(Q)	1 Day SONIA(1)(Q)	—	(139,825)	(139,825)
GBP	2,300	12/03/39	1.080%(Q)	3 Month GBP LIBOR(2)(Q)	—	132,870	132,870
GBP	3,900	03/18/50	0.750%(S)	6 Month GBP LIBOR(2)(S)	(85,372)	208,091	293,463
GBP	3,300	06/17/50	1.000%(S)	6 Month GBP LIBOR(1)(S)	(130,844)	(469,447)	(338,603)
HUF	82,000	02/13/30	1.595%(A)	6 Month BUBOR(2)(S)	—	1,252	1,252
HUF	1,281,000	02/14/30	1.605%(A)	6 Month BUBOR(2)(S)	—	22,533	22,533
HUF	360,000	02/18/30	1.803%(A)	6 Month BUBOR(2)(S)	—	26,374	26,374
JPY	2,000,710	12/17/20	0.015%(S)	6 Month JPY LIBOR(1)(S)	—	(4,391)	(4,391)
JPY	490,000	06/19/24	0.000%(S)	6 Month JPY LIBOR(1)(S)	(8,138)	(9,591)	(1,453)
JPY	2,000,000	11/29/29	0.035%(S)	6 Month JPY LIBOR(2)(S)	(20,352)	24,195	44,547
JPY	1,283,310	06/19/39	0.400%(S)	6 Month JPY LIBOR(2)(S)	(22,932)	590,418	613,350
JPY	1,490,000	06/19/49	0.500%(S)	6 Month JPY LIBOR(2)(S)	(79,473)	1,203,062	1,282,535
MXN	47,100	01/12/23	5.825%(M)	28 Day Mexican Interbank Rate(2)(M)	(187,033)	(2,240)	184,793
MXN	20,200	02/26/25	6.080%(M)	28 Day Mexican Interbank Rate(2)(M)	—	(10,559)	(10,559)
NOK	9,200	11/12/24	1.993%(A)	6 Month NIBOR(1)(S)	(4,815)	(47,377)	(42,562)
NOK	13,200	03/18/25	1.635%(A)	6 Month NIBOR(1)(S)	—	(49,507)	(49,507)
NZD	3,300	03/21/28	3.250%(S)	3 Month BBR(1)(Q)	10,087	(377,942)	(388,029)
NZD	1,800	02/14/30	1.522%(S)	3 Month BBR(2)(Q)	—	61,168	61,168
A62

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest rate swap agreements outstanding at March 31, 2020 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2020	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
PLN	20,700	01/09/25	1.873%(A)	6 Month WIBOR(1)(S)	$ —	$ (233,702)	$ (233,702)
PLN	26,100	02/05/25	1.830%(A)	6 Month WIBOR(2)(S)	—	281,406	281,406
PLN	6,200	03/10/25	1.248%(A)	6 Month WIBOR(1)(S)	—	(23,611)	(23,611)
PLN	4,900	01/30/29	2.405%(A)	6 Month WIBOR(2)(S)	—	140,041	140,041
SEK	23,000	06/19/24	0.500%(A)	3 Month STIBOR(2)(Q)	52,639	41,803	(10,836)
	58,260	04/25/20	2.328%(T)	1 Day USOIS(2)(T)	(944)	353,401	354,345
	118,100	06/20/20	1.750%(S)	3 Month LIBOR(1)(Q)	2,049,326	(698,803)	(2,748,129)
	10,700	12/19/20	2.750%(S)	3 Month LIBOR(1)(Q)	92,448	(243,514)	(335,962)
	184,130	03/12/21	1.500%(S)	3 Month LIBOR(2)(Q)	—	1,810,600	1,810,600
	24,870	03/16/21	0.109%(A)	1 Day USOIS(1)(A)	—	(7,447)	(7,447)
	20,457	03/31/21	2.173%(A)	1 Day USOIS(2)(A)	(7,110)	436,680	443,790
	26,222	06/09/21	0.395%(A)	1 Day USOIS(1)(A)	—	(89,800)	(89,800)
	29,565	06/15/21	1.830%(S)	3 Month LIBOR(2)(Q)	—	641,065	641,065
	51,500	06/17/21	1.250%(S)	3 Month LIBOR(2)(Q)	169,233	448,326	279,093
	184,400	06/17/21	1.250%(S)	3 Month LIBOR(1)(Q)	(911,556)	(1,605,266)	(693,710)
	66,400	06/28/21	1.450%(S)	3 Month LIBOR(1)(Q)	—	(984,121)	(984,121)
	38,100	09/12/21	0.260%(A)	1 Day USOIS(1)(A)	—	(99,245)	(99,245)
	11,800	09/15/21	1.304%(A)	1 Day USOIS(1)(A)	—	(250,240)	(250,240)
	60,712	09/15/21	1.381%(S)	3 Month LIBOR(2)(Q)	(100,923)	865,244	966,167
	78,350	09/15/21	1.480%(S)	3 Month LIBOR(2)(Q)	71,574	1,228,394	1,156,820
	99,530	09/15/21	1.604%(S)	3 Month LIBOR(2)(Q)	236,288	1,697,013	1,460,725
	18,300	12/18/21	1.500%(S)	3 Month LIBOR(1)(Q)	66,557	(413,044)	(479,601)
	49,400	12/18/21	2.500%(S)	3 Month LIBOR(1)(Q)	(688,835)	(2,105,368)	(1,416,533)
	21,700	02/26/22	1.540%(S)	3 Month LIBOR(1)(Q)	—	(433,003)	(433,003)
	26,700	02/27/22	1.570%(S)	3 Month LIBOR(1)(Q)	—	(550,273)	(550,273)
	25,660	03/10/22	0.330%(A)	1 Day USOIS(1)(A)	—	(112,183)	(112,183)
	219,400	03/18/22	—(9)	—(9)	(2,985)	(50,746)	(47,761)
	67,500	04/26/22	—(3)	—(3)	—	(13,313)	(13,313)
	4,115	05/31/22	2.353%(A)	1 Day USOIS(1)(A)	—	(220,783)	(220,783)
	11,900	06/12/22	—(5)	—(5)	—	8,906	8,906
	9,100	06/12/22	—(6)	—(6)	—	9,682	9,682
	72,000	06/17/22	1.000%(S)	3 Month LIBOR(2)(Q)	(140,398)	948,968	1,089,366
	46,700	06/19/22	—(7)	—(7)	(3,503)	64,533	68,036
	34,100	04/27/23	—(4)	—(4)	—	(8,683)	(8,683)
	13,850	08/21/23	1.305%(S)	3 Month LIBOR(1)(Q)	—	(389,280)	(389,280)
	7,400	03/07/24	—(10)	—(10)	—	6,743	6,743
	11,250	08/25/24	1.298%(S)	3 Month LIBOR(1)(Q)	—	(281,630)	(281,630)
	13,700	08/31/24	1.249%(S)	3 Month LIBOR(1)(Q)	—	(323,012)	(323,012)
	27,600	09/06/24	—(8)	—(8)	2,677	(27,593)	(30,270)
	7,750	09/17/24	1.360%(S)	3 Month LIBOR(1)(Q)	—	(206,177)	(206,177)
	17,700	09/27/24	—(12)	—(12)	—	(23,919)	(23,919)
	19,500	10/04/24	—(13)	—(13)	—	15,060	15,060
	11,500	12/18/24	1.500%(S)	3 Month LIBOR(1)(Q)	31,082	(599,989)	(631,071)
	24,300	12/18/24	1.500%(S)	3 Month LIBOR(1)(Q)	103,380	(1,267,803)	(1,371,183)
	2,300	12/18/24	2.500%(S)	3 Month LIBOR(1)(Q)	(124,529)	(234,602)	(110,073)
	39,030	03/12/25	1.404%(S)	3 Month LIBOR(1)(Q)	—	(1,783,670)	(1,783,670)
	1,900	04/30/25	2.684%(A)	1 Day USOIS(1)(A)	(61)	(238,608)	(238,547)
	2,200	04/30/25	2.696%(A)	1 Day USOIS(1)(A)	—	(283,452)	(283,452)
	2,300	04/30/25	2.710%(A)	1 Day USOIS(1)(A)	—	(298,334)	(298,334)
	5,000	04/30/25	2.714%(A)	1 Day USOIS(1)(A)	(78)	(656,935)	(656,857)
	13,200	06/17/25	1.250%(S)	3 Month LIBOR(2)(Q)	511,679	504,232	(7,447)
	39,000	06/17/25	1.250%(S)	3 Month LIBOR(2)(Q)	796,678	1,489,776	693,098
	20,723	01/31/26	2.269%(A)	1 Day USOIS(1)(A)	(69,016)	(2,470,796)	(2,401,780)
	5,640	03/12/26	2.290%(A)	1 Day USOIS(1)(A)	120	(685,673)	(685,793)
	10,822	04/30/26	1.875%(S)	3 Month LIBOR(1)(Q)	(45,500)	(908,468)	(862,968)
	15,149	02/15/27	1.824%(A)	1 Day USOIS(1)(A)	200,925	(1,584,431)	(1,785,356)
	6,825	02/15/27	1.899%(A)	1 Day USOIS(1)(A)	7,689	(749,910)	(757,599)
A63

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest rate swap agreements outstanding at March 31, 2020 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2020	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
	7,220	02/15/27	2.067%(A)	1 Day USOIS(1)(A)	$ (4,905)	$ (879,186)	$ (874,281)
	3,295	05/15/27	1.823%(A)	1 Day USOIS(1)(A)	—	(350,261)	(350,261)
	9,970	08/15/28	2.579%(A)	1 Day USOIS(1)(A)	(106,429)	(1,890,628)	(1,784,199)
	4,000	08/15/28	2.835%(S)	3 Month LIBOR(1)(Q)	(20,574)	(725,761)	(705,187)
	8,300	05/23/29	—(11)	—(11)	—	(19,669)	(19,669)
	11,700	01/15/30	2.000%(S)	3 Month LIBOR(1)(Q)	(55,244)	(1,462,524)	(1,407,280)
	2,600	02/14/30	1.382%(A)	1 Day USOIS(1)(A)	—	(240,713)	(240,713)
	15,800	06/17/30	1.250%(S)	3 Month LIBOR(1)(Q)	434,225	(855,712)	(1,289,937)
	2,750	02/15/42	1.369%(A)	1 Day USOIS(1)(A)	—	(432,727)	(432,727)
	435	11/15/43	2.659%(S)	3 Month LIBOR(1)(Q)	—	(174,989)	(174,989)
	1,000	05/15/45	1.854%(S)	3 Month LIBOR(2)(Q)	—	229,575	229,575
	3,400	05/15/45	1.855%(S)	3 Month LIBOR(2)(Q)	—	754,470	754,470
	2,000	05/15/45	1.855%(S)	3 Month LIBOR(2)(Q)	—	443,994	443,994
	2,500	05/15/45	1.857%(S)	3 Month LIBOR(2)(Q)	—	575,986	575,986
	5,147	11/15/45	0.508%(A)	1 Day USOIS(1)(A)	12,208	162,598	150,390
	1,235	11/15/45	0.553%(A)	1 Day USOIS(1)(A)	—	25,684	25,684
	1,205	11/15/45	1.044%(A)	1 Day USOIS(1)(A)	—	(116,340)	(116,340)
	1,670	11/15/45	1.253%(A)	1 Day USOIS(1)(A)	(83,500)	(244,972)	(161,472)
	1,780	09/27/46	1.380%(A)	1 Day USOIS(1)(A)	—	(328,642)	(328,642)
	2,640	12/15/47	2.000%(A)	1 Day USOIS(1)(A)	6,167	(930,129)	(936,296)
	600	12/20/47	2.428%(A)	1 Day USOIS(1)(A)	1,449	(278,423)	(279,872)
	1,232	12/20/47	2.478%(A)	1 Day USOIS(1)(A)	6,870	(588,719)	(595,589)
	620	12/20/47	2.499%(A)	1 Day USOIS(1)(A)	1,548	(299,735)	(301,283)
	1,045	04/09/48	2.545%(S)	3 Month LIBOR(1)(Q)	—	(454,423)	(454,423)
	970	05/08/48	2.627%(S)	3 Month LIBOR(1)(Q)	—	(443,421)	(443,421)
	2,400	12/11/49	2.250%(S)	3 Month LIBOR(1)(Q)	(9,660)	(905,285)	(895,625)
	1,000	03/12/50	2.250%(S)	3 Month LIBOR(1)(Q)	(2,904)	(374,459)	(371,555)
	400	03/13/50	0.530%(A)	1 Day USOIS(1)(A)	—	12,842	12,842
	380	03/20/50	2.000%(S)	3 Month LIBOR(1)(Q)	(8,241)	(115,864)	(107,623)
	7,800	06/17/50	1.500%(S)	3 Month LIBOR(2)(Q)	275,933	1,308,075	1,032,142
	1,650	08/31/51	1.635%(S)	3 Month LIBOR(2)(Q)	—	327,141	327,141
	850	09/17/51	1.710%(S)	3 Month LIBOR(2)(Q)	—	184,873	184,873
ZAR	28,300	06/20/23	7.250%(Q)	3 Month JIBAR(2)(Q)	11,000	72,042	61,042
ZAR	239,600	01/07/25	6.975%(Q)	3 Month JIBAR(2)(Q)	67,967	217,275	149,308
ZAR	240,200	03/06/25	6.590%(Q)	3 Month JIBAR(1)(Q)	—	74,290	74,290
ZAR	22,700	02/11/30	7.481%(Q)	3 Month JIBAR(2)(Q)	(1,048)	(100,142)	(99,094)
ZAR	29,900	02/28/30	7.500%(Q)	3 Month JIBAR(2)(Q)	(9,367)	(127,433)	(118,066)
ZAR	15,800	03/02/30	7.625%(Q)	3 Month JIBAR(2)(Q)	441	(62,206)	(62,647)
ZAR	17,300	03/12/30	7.840%(Q)	3 Month JIBAR(2)(Q)	(164)	(53,661)	(53,497)
ZAR	11,500	03/12/30	7.900%(Q)	3 Month JIBAR(2)(Q)	(114)	(32,859)	(32,745)
					$2,868,134	$(13,294,208)	$(16,162,342)

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciaton (Depreciation)	Counterparty
OTC Interest Rate Swap Agreements:
CNH	26,200	06/19/24	3.010%(Q)	7 Day China Fixing Repo Rates(2)(Q)	$ 124,494	$ —	$ 124,494	Goldman Sachs International
CNH	105,100	06/19/24	3.200%(Q)	7 Day China Fixing Repo Rates(2)(Q)	613,862	—	613,862	Morgan Stanley & Co. International PLC
CNH	110,000	07/05/24	2.788%(Q)	7 Day China Fixing Repo Rates(2)(Q)	396,405	—	396,405	Standard Chartered Bank
CNH	127,100	07/25/24	2.845%(Q)	7 Day China Fixing Repo Rates(2)(Q)	501,850	—	501,850	Citibank, N.A.
A64

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest rate swap agreements outstanding at March 31, 2020 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciaton (Depreciation)	Counterparty
OTC Interest Rate Swap Agreements (cont’d.):
CNH	62,800	03/18/25	2.630%(Q)	7 Day China Fixing Repo Rate(2)(Q)	$ 169,663	$ —	$ 169,663	HSBC BANK USA, N.A.
ILS	68,400	03/01/24	1.018%(A)	3 Month TELBOR(2)(Q)	461,733	(1,988)	463,721	JPMorgan Chase Bank, N.A.
ILS	4,400	03/05/25	0.243%(A)	3 Month TELBOR(2)(Q)	(17,297)	(10)	(17,287)	Bank of America, N.A.
KRW	9,000,000	03/20/29	1.788%(Q)	3 Month KWCDC(2)(Q)	454,387	(26,762)	481,149	Bank of America, N.A.
					$2,705,097	$(28,760)	$2,733,857

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.
(3)	The Portfolio pays the floating rate of 1 Month LIBOR plus 8.375 bps quarterly and receives the floating rate of 3 Month LIBOR quarterly.
(4)	The Portfolio pays the floating rate of 1 Month LIBOR plus 7.25 bps quarterly and receives the floating rate of 3 Month LIBOR quarterly.
(5)	The Portfolio pays the floating rate of 1 Month LIBOR plus 8.375 bps quarterly and receives the floating rate of 3 Month LIBOR quarterly.
(6)	The Portfolio pays the floating rate of 1 Month LIBOR plus 7.00 bps quarterly and receives the floating rate of 3 Month LIBOR quarterly.
(7)	The Portfolio pays the floating rate of 1 Month LIBOR plus 8.50 bps quarterly and receives the floating rate of 3 Month LIBOR quarterly.
(8)	The Portfolio pays the floating rate of 1 Month LIBOR plus 8.80 bps quarterly and receives the floating rate of 3 Month LIBOR quarterly.
(9)	The Portfolio pays the floating rate of 1 Month LIBOR plus 9.13 bps quarterly and receives the floating rate of 3 Month LIBOR quarterly.
(10)	The Portfolio pays the floating rate of 1 Month LIBOR plus 7.00 bps quarterly and receives the floating rate of 3 Month LIBOR quarterly.
(11)	The Portfolio pays the floating rate of 1 Month LIBOR plus 8.80 bps quarterly and receives the floating rate of 3 Month LIBOR quarterly.
(12)	The Portfolio pays the floating rate of 1 Month LIBOR plus 10.50 bps quarterly and receives the floating rate of 3 Month LIBOR quarterly.
(13)	The Portfolio pays the floating rate of 1 Month LIBOR plus 10.20 bps quarterly and receives the floating rate of 3 Month LIBOR quarterly.

Total return swap agreements outstanding at March 31, 2020:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements:
Bloomberg Commodity Index 1-Month Forward Total Return(M)	3 Month U.S. Treasury Bill +14bps(M)	BNP Paribas S.A.	2/16/21	56	$ 10,448	$—	$ 10,448
Bloomberg Commodity Index 1-Month Forward Total Return(M)	3 Month U.S. Treasury Bill +14bps(M)	Goldman Sachs International	2/16/21	110	76,147	—	76,147
Bloomberg Commodity Index Total Return(M)	3 Month U.S. Treasury Bill +12bps(M)	Merrill Lynch International	2/16/21	2	(3,641)	—	(3,641)
Bloomberg Commodity Index Total Return(M)	3 Month U.S. Treasury Bill +12bps(M)	Citibank, N.A.	2/16/21	111	(172,185)	—	(172,185)
Bloomberg Commodity Index Total Return(M)	3 Month U.S. Treasury Bill +12bps(M)	BNP Paribas S.A.	2/16/21	124	(193,040)	—	(193,040)
Bloomberg Commodity Index Total Return(M)	3 Month U.S. Treasury Bill +13bps(M)	Goldman Sachs International	2/16/21	(278)	478,244	—	478,244
Bloomberg Commodity Index Total Return(M)	3 Month U.S. Treasury Bill +13bps(M)	JPMorgan Chase Bank, N.A.	2/16/21	36	(56,251)	—	(56,251)
Bloomberg Commodity Index Total Return(M)	3 Month U.S. Treasury Bill +14bps(M)	BNP Paribas S.A.	2/16/21	1,370	(802,268)	—	(802,268)
CBOE SKEW Index(M)	+25bps(M)	Goldman Sachs International	2/16/21	28	(364,579)	—	(364,579)
Citigroup Civics 3 Total Return Index(M)	3 Month U.S. Treasury Bill +15bps(M)	Citibank, N.A.	2/16/21	216	(327,880)	—	(327,880)
A65

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Total return swap agreements outstanding at March 31, 2020 (continued):
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
Crude Soybean Oil, fixed price $29.63(T)(3)	–	Goldman Sachs International	4/24/20	960	$(25,118)	$ —	$(25,118)
Crude Soybean Oil, fixed price $31.29(T)(3)	–	JPMorgan Chase Bank, N.A.	4/24/20	960	(41,032)	—	(41,032)
Dow Jones Wishire REIT Total Return Index(M)	1 Month LIBOR +5bps(M)	Societe Generale (Paris)	10/01/20	8,713	—	—	—
Euro Naphtha - Dated Brent Spread, fixed price $(7.00)(T)(3)	–	Morgan Stanley Capital Services LLC	12/31/21	(2)	(280)	—	(280)
Euro-Bob Fuel Oil, fixed price $21.50(T)(3)	–	Morgan Stanley Capital Services LLC	12/31/20	1	(17,603)	—	(17,603)
Euro-Bob Fuel Oil, fixed price $21.60(T)(3)	–	Goldman Sachs International	12/31/20	4	(54,523)	—	(54,523)
Euro-Bob Fuel Oil, fixed price $21.95(T)(3)	–	JPMorgan Chase Bank, N.A.	12/31/20	5	(67,851)	—	(67,851)
European Refined Margin, fixed price $3.00(T)(3)	–	Morgan Stanley Capital Services LLC	12/31/21	4	(56)	—	(56)
European Refined Margin, fixed price $3.45(T)(3)	–	Morgan Stanley Capital Services LLC	12/31/21	2	(832)	—	(832)
European Refined Margin, fixed price $3.47(T)(3)	–	Morgan Stanley Capital Services LLC	12/31/21	2	(1,157)	—	(1,157)
European Refined Margin, fixed price $3.50(T)(3)	–	Goldman Sachs International	12/31/21	1	(614)	—	(614)
European Refined Margin, fixed price $4.06(T)(3)	–	Goldman Sachs International	6/30/20	(1)	(1,987)	—	(1,987)
European Refined Margin, fixed price $4.25(T)(3)	–	Morgan Stanley Capital Services LLC	6/30/20	(4)	(5,062)	—	(5,062)
European Refined Margin, fixed price $4.90(T)(3)	–	JPMorgan Chase Bank, N.A.	6/30/20	(4)	(2,729)	2,394	(5,123)
European Refined Margin, fixed price $5.25(T)(3)	–	BNP Paribas S.A.	12/31/20	1	(4,143)	—	(4,143)
European Refined Margin, fixed price $5.40(T)(3)	–	Morgan Stanley Capital Services LLC	6/30/20	(2)	(513)	—	(513)
A66

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Total return swap agreements outstanding at March 31, 2020 (continued):
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
European Refined Margin, fixed price $5.85(T)(3)	–	Morgan Stanley Capital Services LLC	12/31/20	1	$ (4,200)	$ —	$ (4,200)
European Refined Margin, fixed price $5.95(T)(3)	–	Goldman Sachs International	12/31/20	1	(2,859)	—	(2,859)
European Refined Margin, fixed price $6.10(T)(3)	–	BNP Paribas S.A.	12/31/20	1	(4,423)	(225)	(4,198)
European Refined Margin, fixed price $6.12(T)(3)	–	BNP Paribas S.A.	12/31/21	3	(9,338)	(5,076)	(4,262)
European Refined Margin, fixed price $6.35(T)(3)	–	JPMorgan Chase Bank, N.A.	12/31/21	6	(19,244)	(9,468)	(9,776)
European Refined Margin, fixed price $6.75(T)(3)	–	Goldman Sachs International	12/31/20	11	(37,208)	—	(37,208)
European Refined Margin, fixed price $6.90(T)(3)	–	JPMorgan Chase Bank, N.A.	12/31/20	5	(17,609)	—	(17,609)
European Refined Margin, fixed price $7.55(T)(3)	–	Morgan Stanley Capital Services LLC	12/31/20	28	(114,512)	—	(114,512)
European Refined Margin, fixed price $8.05(T)(3)	–	BNP Paribas S.A.	12/31/20	20	(90,466)	(138)	(90,328)
European Refined Margin, fixed price $8.23(T)(3)	–	BNP Paribas S.A.	6/30/20	(6)	15,379	22,404	(7,025)
European Refined Margin, fixed price $8.35(T)(3)	–	JPMorgan Chase Bank, N.A.	6/30/20	(2)	—	—	—
European Refined Margin, fixed price $8.65(T)(3)	–	Goldman Sachs International	6/30/20	(1)	2,684	—	2,684
Heating Oil - Brent Spread, fixed price $14.08(T)(3)	–	Goldman Sachs International	12/31/21	1	(1,524)	—	(1,524)
Heating Oil - Brent Spread, fixed price $14.10(T)(3)	–	BNP Paribas S.A.	12/31/21	1	(1,547)	—	(1,547)
Heating Oil - Brent Spread, fixed price $15.45(T)(3)	–	Morgan Stanley Capital Services LLC	12/31/21	1	(3,156)	—	(3,156)
Heating Oil - Brent Spread, fixed price $15.50(T)(3)	–	JPMorgan Chase Bank, N.A.	12/31/21	1	(3,730)	(49)	(3,681)
Heating Oil - Brent Spread, fixed price $15.67(T)(3)	–	Citibank, N.A.	12/31/21	5	(13,124)	(1,837)	(11,287)
A67

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Total return swap agreements outstanding at March 31, 2020 (continued):
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
Heating Oil - Brent Spread, fixed price $17.32(T)(3)	–	Goldman Sachs International	12/31/21	(7)	$ 32,298	$ —	$ 32,298
iBoxx USD Investment Grade Index(T)	3 Month LIBOR(Q)	Bank of America, N.A.	6/22/20	(4,031)	257,168	—	257,168
iBoxx USD Investment Grade Index(T)	3 Month LIBOR(Q)	BNP Paribas S.A.	6/22/20	(2,769)	178,430	—	178,430
iBoxx USD Investment Grade Index(T)	3 Month LIBOR(Q)	JPMorgan Chase Bank, N.A.	9/21/20	(1,600)	(181,275)	—	(181,275)
IOS.FN30.450.10 Index(M)	1 Month LIBOR(M)	Credit Suisse International	1/12/41	1,423	(36,535)	(4,361)	(32,174)
J.P. Morgan DEWE Commodity Index(M)	+30bps(M)	JPMorgan Chase Bank, N.A.	2/16/21	6	47,131	—	47,131
J.P. Morgan FNJ 2 Index(M)	–	JPMorgan Chase Bank, N.A.	12/31/20	140	—	—	—
JPMorgan Custom Commodity Index(M)	+17bps(M)	JPMorgan Chase Bank, N.A.	2/16/21	24	123,327	—	123,327
KC Hard Red Winter Wheat Weekly Options, fixed price $443.00(T)(3)	–	Citibank, N.A.	6/26/20	20	11,260	—	11,260
KC Hard Red Winter Wheat Weekly Options, fixed price $471.50(T)(3)	–	JPMorgan Chase Bank, N.A.	4/24/20	10	2,147	—	2,147
KC Hard Red Winter Wheat Weekly Options, fixed price $476.00(T)(3)	–	JPMorgan Chase Bank, N.A.	4/24/20	10	1,698	—	1,698
KC Hard Red Winter Wheat Weekly Options, fixed price $476.84(T)(3)	–	Goldman Sachs International	4/24/20	23	3,631	—	3,631
KC Hard Red Winter Wheat Weekly Options, fixed price $478.00(T)(3)	–	Goldman Sachs International	4/24/20	20	2,996	—	2,996
KC Hard Red Winter Wheat Weekly Options, fixed price $478.75(T)(3)	–	Goldman Sachs International	4/24/20	23	3,202	—	3,202
KC Hard Red Winter Wheat Weekly Options, fixed price $479.00(T)(3)	–	JPMorgan Chase Bank, N.A.	4/24/20	15	2,097	—	2,097
KC Hard Red Winter Wheat Weekly Options, fixed price $480.00(T)(3)	–	JPMorgan Chase Bank, N.A.	4/24/20	10	1,298	—	1,298
LLSDUB, fixed price $0.20(T)(3)	–	JPMorgan Chase Bank, N.A.	12/31/20	(2)	(6,589)	30	(6,619)
London Gold Market Fixing Ltd. PM, pay strike 1.782%(T)(4)	–	Societe Generale (Paris)	6/08/20	262	1,008	—	1,008
A68

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Total return swap agreements outstanding at March 31, 2020 (continued):
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
London Gold Market Fixing Ltd. PM, pay strike 1.960%(T)(4)	–	Morgan Stanley Capital Services LLC	5/12/20	321	$ (204)	$ —	$ (204)
London Silver Market Fixing Ltd., receive strike 4.410%(T)(4)	–	Societe Generale (Paris)	6/08/20	167	(3,738)	—	(3,738)
London Silver Market Fixing Ltd., receive strike 4.580%(T)(4)	–	Morgan Stanley Capital Services LLC	5/12/20	210	(5,493)	—	(5,493)
Margin Eurobob Gasoline vs Brent, fixed price $10.65(T)(3)	–	BNP Paribas S.A.	6/30/20	(1)	(9,893)	—	(9,893)
Margin Eurobob Gasoline vs Brent, fixed price $10.70(T)(3)	–	BNP Paribas S.A.	6/30/20	—(r)	4,962	—	4,962
Margin Eurobob Gasoline vs Brent, fixed price $3.55(T)(3)	–	Morgan Stanley Capital Services LLC	12/31/21	(1)	(6,558)	—	(6,558)
Margin Eurobob Gasoline vs Brent, fixed price $5.25(T)(3)	–	Morgan Stanley Capital Services LLC	12/31/21	(12)	(85,830)	—	(85,830)
Margin Eurobob Gasoline vs Brent, fixed price $5.75(T)(3)	–	Morgan Stanley Capital Services LLC	12/31/21	(1)	(9,179)	—	(9,179)
Margin Eurobob Gasoline vs Brent, fixed price $5.90(T)(3)	–	BNP Paribas S.A.	12/31/21	(2)	(18,715)	(276)	(18,439)
Margin Eurobob Gasoline vs Brent, fixed price $6.80(T)(3)	–	BNP Paribas S.A.	12/31/20	(9)	(111,565)	—	(111,565)
Margin Eurobob Gasoline vs Brent, fixed price $7.70(T)(3)	–	JPMorgan Chase Bank, N.A.	12/31/21	(8)	(72,459)	(36,024)	(36,435)
MEHCO, fixed price $3.05(T)(3)	–	Morgan Stanley Capital Services LLC	12/31/20	(9)	(27,974)	—	(27,974)
MEHDUB Calendar Swap, fixed price $0.75(T)(3)	–	Goldman Sachs International	12/31/20	(1)	(3,711)	—	(3,711)
MEHDUB Calendar Swap, fixed price $0.90(T)(3)	–	Morgan Stanley Capital Services LLC	6/30/20	1	4,842	—	4,842
MEHDUB Calendar Swap, fixed price $1.10(T)(3)	–	Goldman Sachs International	6/30/20	—(r)	2,444	—	2,444
MEHDUB Calendar Swap, fixed price $1.18(T)(3)	–	Citibank, N.A.	6/30/20	2	12,338	—	12,338
A69

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Total return swap agreements outstanding at March 31, 2020 (continued):
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
MEHDUB Calendar Swap, fixed price $1.21(T)(3)	–	JPMorgan Chase Bank, N.A.	6/30/20	1	$ 4,953	$ —	$ 4,953
MEHMID, fixed price $1.84(T)(3)	–	Citibank, N.A.	12/31/21	8	(7,373)	(320)	(7,053)
PIMCO Custom Commodity Basket Index(M)	–	Canadian Imperial Bank of Commerce	2/16/21	82	(72,177)	—	(72,177)
ULSD 10PPM CIF (diesel) - Dated Brent Spread, fixed price $10.62(3)	–	Morgan Stanley Capital Services LLC	12/31/20	2	60	—	60
Wheat Futures, fixed price $498.00(T)(3)	–	JPMorgan Chase Bank, N.A.	6/26/20	(25)	(16,067)	—	(16,067)
Wheat Futures, fixed price $535.00(T)(3)	–	Goldman Sachs International	4/24/20	(80)	(26,963)	—	(26,963)
Wheat Futures, fixed price $542.75(T)(3)	–	Goldman Sachs International	4/24/20	(5)	(1,298)	—	(1,298)
Wheat Futures, fixed price $545.00(T)(3)	–	Goldman Sachs International	4/24/20	(50)	(11,859)	—	(11,859)
Wheat Futures, fixed price $547.75(T)(3)	–	JPMorgan Chase Bank, N.A.	4/24/20	(10)	(2,097)	—	(2,097)
Wheat Futures, fixed price $548.25(T)(3)	–	Goldman Sachs International	4/24/20	(60)	(12,283)	—	(12,283)
Wheat Futures, fixed price $549.00(T)(3)	–	Goldman Sachs International	4/24/20	(40)	(7,889)	—	(7,889)
Wheat Futures, fixed price $554.00(T)(3)	–	Goldman Sachs International	4/24/20	(50)	(7,365)	—	(7,365)
Wheat Futures, fixed price $554.50(T)(3)	–	Goldman Sachs International	4/24/20	(15)	(2,135)	—	(2,135)
Wheat Futures, fixed price $555.25(T)(3)	–	Goldman Sachs International	4/24/20	(20)	(2,696)	—	(2,696)
Wheat Futures, fixed price $561.50(T)(3)	–	JPMorgan Chase Bank, N.A.	6/26/20	(10)	—	—	—
Wheat Futures, fixed price $564.13(T)(3)	–	JPMorgan Chase Bank, N.A.	4/24/20	(30)	(1,386)	—	(1,386)
					$(1,937,398)	$(32,946)	$(1,904,452)

A70

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
(1)	On a long total return swap, the Portfolio receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Portfolio makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
(3)	Commodity Forward Swap. Notional amount represents the number of units of the underlying commodity. Fixed price represents the fixed amount per underlying contract used to determine net settlement amount.
(4)	Variance Swap. The Portfolio receives the strike and pays the volatility when long on the contract, and pays the strike and receives the volatility when short on the contract.

Reverse repurchase agreements outstanding at March 31, 2020:
Broker	Interest Rate	Trade Date	Cost	Maturity Date	Value at March 31, 2020
BNP Paribas	(0.480)%	03/11/2020	$ 3,981,473	05/27/2020	$ 3,893,741
BNP Paribas	(0.470)%	02/24/2020	13,045,855	05/27/2020	13,253,142
BNP Paribas	(0.470)%	02/24/2020	1,403,227	05/27/2020	1,425,523
BNP Paribas	(0.450)%	02/24/2020	3,517,983	05/27/2020	3,573,881
BNP Paribas	(0.430)%	02/24/2020	1,494,626	05/27/2020	1,518,374
BNP Paribas	(0.410)%	02/24/2020	4,156,935	05/27/2020	4,222,985
			$27,600,099		$27,887,646
The aggregate value of Reverse Repurchase Agreements is $27,887,646. Securities with a market value of $47,881,650 have been segregated as collateral to cover the requirement for the reverse repurchase agreement outstanding as of March 31,2020.
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A71